UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-09301

TIAA-CREF FUNDS
(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2011

Item 1. Reports to Stockholders.

2011 ANNUAL REPORT

TIAA-CREF LIFECYCLE FUNDS
OF THE TIAA-CREF FUNDS

MAY 31, 2011

Audited financial statements

UNDERSTANDING YOUR LIFECYCLE FUNDS REPORT

This annual report reflects the change in the end of the fiscal year of the TIAA-CREF Lifecycle Funds (other than the 2055 Fund) from September 30 to May 31. Beginning with this report, the Lifecycle Funds will issue annual reports dated May 31 and semiannual reports dated November 30.
          This annual report contains information about the investment performance and holdings of the Lifecycle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the eight months ended May 31, 2011.
The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad-based market index.
•	The portfolios of investments list the underlying funds in which each fund had investments as of May 31, 2011.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Retirement, Institutional or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

INFORMATION FOR LIFECYCLE FUNDS INVESTORS

PORTFOLIO LISTINGS

The complete Lifecycle Funds’ portfolios of investments begin on page 36 of this report. You can also obtain complete lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Due to the recent changes in the fiscal year-ends of the Lifecycle Funds, future Form N-CSR filings will be available as of May 31 and November 30; Form N-Q filings will be available as of February 28 and August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

PROXY VOTING

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Funds and their underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

FUND MANAGEMENT

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	3

ABOUT THE FUNDS’ COMPOSITE BENCHMARKS

Each Lifecycle fund uses a composite benchmark that represents the five general market sectors in which each fund may invest: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•

Russell 3000® Index (U.S. equity), which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

•

MSCI EAFE+EM Index* (international equity), which measures the performance of the leading stocks in 22 developed countries outside North America—in Europe, Australasia and the Far East—and in 21 emerging markets in Europe, Asia, Africa, Latin America and the Middle East.

•

Barclays Capital U.S. Aggregate Bond Index (fixed income), which measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

•

Barclays Capital U.S. 1–5 Year Government/Credit Bond Index (short-term fixed income), which measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities.

•

Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets), which measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for all Urban Consumers.

* On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the funds’ composite benchmarks as the benchmark for the international equity market sector.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

4	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the Lifecycle Funds incur only one of two potential types of costs:

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.
•

However, they do incur ongoing costs, including management fees and other fund expenses. These include fees for the Lifecycle Funds and fees for the underlying funds; each Lifecycle fund bears its pro rata share of fees and expenses incurred by the underlying funds in which it invests.

The expense examples that appear in the tables on pages 6 through 11 are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.
          The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2010 to May 31, 2011) with the exception of the Lifecycle 2055 Fund. For the Lifecycle 2055 Fund, the fund’s actual expense ratio is based on the period from the fund’s inception date on April 29, 2011 through May 31, 2011.

ACTUAL EXPENSES

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in each fund’s entry in the tables shows a hypothetical account value and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.
          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	5

IMPORTANT INFORMATION ABOUT EXPENSES

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MAY 31, 2011

Lifecycle Funds—Retirement Class

	Beginning account value (12/1/10)	Ending account value (5/31/11)		Expenses paid during period (12/1/10–5/31/11)	*	Effective expenses paid during period (12/1/10–5/31/11)	†

Retirement Income Fund actual return	$1,000.00	$1,070.70		$1.29		$3.25
5% annual hypothetical return	1,000.00	1,023.68		1.26		3.18

2010 Fund actual return	$1,000.00	$1,083.97		$1.30		$3.33
5% annual hypothetical return	1,000.00	1,023.68		1.26		3.23

2015 Fund actual return	$1,000.00	$1,094.07		$1.31		$3.45
5% annual hypothetical return	1,000.00	1,023.68		1.26		3.33

2020 Fund actual return	$1,000.00	$1,104.72		$1.31		$3.52
5% annual hypothetical return	1,000.00	1,023.68		1.26		3.38

2025 Fund actual return	$1,000.00	$1,114.79		$1.32		$3.59
5% annual hypothetical return	1,000.00	1,023.68		1.26		3.43

2030 Fund actual return	$1,000.00	$1,125.19		$1.32		$3.66
5% annual hypothetical return	1,000.00	1,023.68		1.26		3.48

2035 Fund actual return	$1,000.00	$1,135.75		$1.33		$3.73
5% annual hypothetical return	1,000.00	1,023.68		1.26		3.53

2040 Fund actual return	$1,000.00	$1,136.61		$1.33		$3.78
5% annual hypothetical return	1,000.00	1,023.68		1.26		3.58

2045 Fund actual return	$1,000.00	$1,136.68		$1.33		$3.78
5% annual hypothetical return	1,000.00	1,023.68		1.26		3.58

2050 Fund actual return	$1,000.00	$1,136.59		$1.33		$3.78
5% annual hypothetical return	1,000.00	1,023.68		1.26		3.58

2055 Fund actual return	$1,000.00	$ 985.00	‡	$0.22	‡	$0.64	‡
5% annual hypothetical return	1,000.00	1,023.68		1.26		3.68

*

The amounts in the “Expenses paid during period” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2011. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds. For the Lifecycle 2055 Fund, the amount paid in the “Expenses paid during period” is based on the fund’s actual expense ratio from the inception date on April 29, 2011 through May 31, 2011, multiplied by the average fund value over the period, multiplied by 32/365 for the actual expenses and 182/365 for the hypothetical expenses. There were 32 days in the period from the inception date to May 31, 2011 and 182 days in the six

6	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

months ended May 31, 2011. The fund’s annual expense ratio for the 32-day period was 0.25% for the Retirement Class.
†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.63% for the Retirement Income Fund; 0.64% for the 2010 Fund; 0.66% for the 2015 Fund; 0.67% for the 2020 Fund; 0.68% for the 2025 Fund; 0.69% for the 2030 Fund; 0.70% for the 2035 Fund; and 0.71% for the 2040, 2045 and 2050 Funds. For the 32-day period, the total annualized weighted average expense ratio was 0.73% for the 2055 Fund.

‡	The amounts shown are based on the period from the Lifecycle 2055 Fund’s inception date on April 29, 2011 through May 31, 2011.

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	7

IMPORTANT INFORMATION ABOUT EXPENSES

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MAY 31, 2011

Lifecycle Funds—Institutional Class

	Beginning account value (12/1/10)	Ending account value (5/31/11)		Expenses paid during period (12/1/10–5/31/11)	*	Effective expenses paid during period (12/1/10–5/31/11)	†

Retirement Income Fund actual return	$1,000.00	$1,071.84		$0.00		$1.96
5% annual hypothetical return	1,000.00	1,024.93		0.00		1.92

2010 Fund actual return	$1,000.00	$1,086.07		$0.00		$2.03
5% annual hypothetical return	1,000.00	1,024.93		0.00		1.97

2015 Fund actual return	$1,000.00	$1,095.36		$0.00		$2.14
5% annual hypothetical return	1,000.00	1,024.93		0.00		2.07

2020 Fund actual return	$1,000.00	$1,107.00		$0.00		$2.21
5% annual hypothetical return	1,000.00	1,024.93		0.00		2.12

2025 Fund actual return	$1,000.00	$1,117.03		$0.00		$2.27
5% annual hypothetical return	1,000.00	1,024.93		0.00		2.17

2030 Fund actual return	$1,000.00	$1,126.85		$0.00		$2.33
5% annual hypothetical return	1,000.00	1,024.93		0.00		2.22

2035 Fund actual return	$1,000.00	$1,137.49		$0.00		$2.40
5% annual hypothetical return	1,000.00	1,024.93		0.00		2.27

2040 Fund actual return	$1,000.00	$1,138.09		$0.00		$2.45
5% annual hypothetical return	1,000.00	1,024.93		0.00		2.32

2045 Fund actual return	$1,000.00	$1,138.00		$0.00		$2.45
5% annual hypothetical return	1,000.00	1,024.93		0.00		2.32

2050 Fund actual return	$1,000.00	$1,137.80		$0.00		$2.45
5% annual hypothetical return	1,000.00	1,024.93		0.00		2.32

2055 Fund actual return	$1,000.00	$ 985.00	‡	$0.00	‡	$0.42	‡
5% annual hypothetical return	1,000.00	1,024.93		0.00		2.42

*

The amounts in the “Expenses paid during period” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2011. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds. For the Lifecycle 2055 Fund, the amount paid in the “Expenses paid during period” is based on the fund’s actual expense ratio from the inception date on April 29, 2011 through May 31, 2011, multiplied by the average fund value over the period, multiplied by 32/365 for the actual expenses and 182/365 for the hypothetical expenses. There were 32 days in the period from the inception date to May 31, 2011 and 182 days in the six

8	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

months ended May 31, 2011. The fund’s annual expense ratio for the 32-day period was 0.00% for the Institutional Class.
†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.38% for the Retirement Income Fund; 0.39% for the 2010 Fund; 0.41% for the 2015 Fund; 0.42% for the 2020 Fund; 0.43% for the 2025 Fund; 0.44% for the 2030 Fund; 0.45% for the 2035 Fund; and 0.46% for the 2040, 2045 and 2050 Funds. For the 32-day period, the total annualized weighted average expense ratio was 0.48% for the 2055 Fund.

‡	The amounts shown are based on the period from the Lifecycle 2055 Fund’s inception date on April 29, 2011 through May 31, 2011.

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	9

IMPORTANT INFORMATION ABOUT EXPENSES

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MAY 31, 2011

Lifecycle Funds—Retail Class

	Beginning account value (12/1/10)	Ending account value (5/31/11)	Expenses paid during period (12/1/10–5/31/11)	*	Effective expenses paid during period (12/1/10–5/31/11)	†

Retirement Income Fund
actual return	$1,000.00	$1,071.12	$0.83		$2.79
5% annual hypothetical return	1,000.00	1,024.13	0.81		2.72

*

The amounts in the “Expenses paid during period” column are based on the fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2011. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.16% for the Retail Class of the Retirement Income Fund.

†

The amounts in the “Effective expenses paid during period” column are based on the fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized weighted average expense ratio was 0.54% for the Retail Class of the Retirement Income Fund.

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MAY 31, 2011

Lifecycle Funds—Premier Class

	Beginning account value (12/1/10)	Ending account value (5/31/11)	Expenses paid during period (12/1/10–5/31/11)	*	Effective expenses paid during period (12/1/10–5/31/11)	†

Retirement Income Fund
actual return	$1,000.00	$1,071.11	$0.77		$2.74
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.67

2010 Fund actual return	$1,000.00	$1,084.53	$0.78		$2.81
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.72

2015 Fund actual return	$1,000.00	$1,095.00	$0.78		$2.92
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.82

2020 Fund actual return	$1,000.00	$1,105.40	$0.79		$2.99
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.87

2025 Fund actual return	$1,000.00	$1,115.64	$0.79		$3.06
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.92

10	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

concluded

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MAY 31, 2011

Lifecycle Funds—Premier Class

	Beginning account value (12/1/10)	Ending account value (5/31/11)		Expenses paid during period (12/1/10–5/31/11)	*	Effective expenses paid during period (12/1/10–5/31/11)	†

2030 Fund actual return	$1,000.00	$1,125.47		$0.79		$3.13
5% annual hypothetical return	1,000.00	1,024.18		0.76		2.97

2035 Fund actual return	$1,000.00	$1,135.90		$0.80		$3.20
5% annual hypothetical return	1,000.00	1,024.18		0.76		3.02

2040 Fund actual return	$1,000.00	$1,137.71		$0.80		$3.25
5% annual hypothetical return	1,000.00	1,024.18		0.76		3.07

2045 Fund actual return	$1,000.00	$1,136.40		$0.80		$3.25
5% annual hypothetical return	1,000.00	1,024.18		0.76		3.07

2050 Fund actual return	$1,000.00	$1,137.46		$0.80		$3.25
5% annual hypothetical return	1,000.00	1,024.18		0.76		3.07

2055 Fund actual return	$1,000.00	$ 985.00	‡	$0.13	‡	$0.55	‡
5% annual hypothetical return	1,000.00	1,024.18		0.76		3.18

*

The amounts in the “Expenses paid during period” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2011. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.15% for the Premier Class of the Lifecycle Funds. For the Lifecycle 2055 Fund, the amount paid in the “Expenses paid during period” is based on the fund’s actual expense ratio from the inception date on April 29, 2011 through May 31, 2011, multiplied by the average fund value over the period, multiplied by 32/365 for the actual expenses and 182/365 for the hypothetical expenses. There were 32 days in the period from the inception date to May 31, 2011 and 182 days in the six months ended May 31, 2011. The fund’s annual expense ratio for the 32-day period was 0.15% for the Premier Class.

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.53% for the Retirement Income Fund; 0.54% for the 2010 Fund; 0.56% for the 2015 Fund; 0.57% for the 2020 Fund; 0.58% for the 2025 Fund; 0.59% for the 2030 Fund; 0.60% for the 2035 Fund; and 0.61% for the 2040, 2045 and 2050 Funds. For the 32-day period, the total annualized weighted average expense ratio was 0.63% for the 2055 Fund.

‡	The amounts shown are based on the period from the Lifecycle 2055 Fund’s inception date on April 29, 2011 through May 31, 2011.

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	11

INVESTMENT RESULTS OF THE LIFECYCLE FUNDS

PERFORMANCE FOR THE EIGHT MONTHS ENDED MAY 31, 2011

All ten of the TIAA-CREF Lifecycle Funds that were in operation for the entire eight-month period outperformed their respective composite benchmarks. Returns for the Retirement Class ranged from 8.78% for the Retirement Income Fund to 17.81% for the 2040 Fund. The 2055 Fund, launched on April 29, 2011, posted a loss of 1.50% for the period ended May 31, 2011.

Economic recovery slows

The nation’s gross domestic product, which measures the value of all goods and services produced in the United States, increased by a year-over-year rate of 2.3% in the first quarter of 2011, a decline from the 2.8% rate of the previous quarter. The pace of growth was slowed by persistent unemployment, a depressed housing sector and higher commodity prices, especially for oil.

          The Russell 3000® Index, which measures the broad U.S. stock market, jumped 20.85% for the eight months ended May 31, 2011. Foreign stocks also performed well but trailed U.S. issues. The MSCI EAFE (Europe, Australasia, Far East)+EM (Emerging Markets) Index, which measures stock performance in 22 developed nations outside North America and in 21 developing nations, gained 12.46% in dollar terms. During the reporting period, this index replaced the MSCI EAFE Index as the international equity component in the Lifecycle Funds’ composite benchmarks.

Bonds post modest gains

In the face of slow economic growth, the Federal Reserve maintained its target for the federal funds rate within a range of 0% to 0.25%. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) The Barclays Capital U.S. Aggregate Bond Index, which measures the broad domestic market for investment-grade, fixed-rate bonds, returned 1.69% for the period.

          Commercial mortgage-backed securities posted a 5.7% gain, while corporate bonds returned 2.4%. Both U.S. Treasury and agency securities underperformed the Barclays Capital aggregate index for the eight months, returning –0.1% and 0.9%, respectively.

          Inflation-protected bonds returned 4.29%, as measured by the Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). Short-term bonds, as measured by the Barclays Capital U.S. 1–5 Year Government/Credit Bond Index, returned 1.18%.

Security selections boost returns

The ten Lifecycle Funds operating for the entire period surpassed their composite benchmarks, with nine

12	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

funds posting double-digit gains. The 2055 Fund, which was launched on April 29, 2011, returned –1.50% versus –1.29% for its composite benchmark for the period ended May 31, 2011.

          The Lifecycle Funds may invest in up to five sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Funds do this by investing in various underlying mutual funds that in turn buy stocks, bonds and other securities in these market sectors.

          The returns of a Lifecycle fund depend primarily on how its investments are distributed among the market sectors and how those sectors perform. How a Lifecycle fund performs in comparison with its composite benchmark depends primarily on the performance of the individual underlying funds in comparison with the performance of the public indexes used to represent the market sectors in the fund’s composite benchmark.

          During the eight-month period, the Lifecycle Funds benefited from strong results from U.S. and international stocks held by the underlying funds. Those gains were partly offset by lower returns from the fixed-income sector. The Lifecycle Funds with larger allocations to the U.S. and international equity sectors produced better returns than those with smaller allocations.

          For example, the 2050 Fund, which held about 90% equities and 10% fixed income investments, posted a 17.79% gain, while the 2010 Fund, with a nearly equal mix of stocks and bonds, earned 10.51%. (All fund returns are for the Retirement Class.)

          The performance of all of the Lifecycle Funds, relative to their respective composite benchmarks, benefited from successful stock selection in the International Equity, Growth & Income and Enhanced Large-Cap Growth Index funds. Those positive effects more than offset poor relative performance from the Large-Cap Growth and Enhanced Large-Cap Value Index funds.

          The Lifecycle Funds were also helped by some of their fixed-income holdings. The largest contribution to relative returns within this sector came from the High-Yield Fund.

          For the Retirement Income, 2010 and 2015 funds, however, these results were partly offset by the underperformance of the Inflation-Linked Bond Fund versus the inflation-protected assets sector for the period.

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	13

LIFECYCLE RETIREMENT INCOME FUND

PERFORMANCE AS OF MAY 31, 2011

		Total return		Average annual total return

Lifecycle Retirement Income Fund	Inception	8 months	1 year	since fund inception (11/30/07)

Retirement Class	11/30/2007	8.78%	14.97%	3.01%
Institutional Class	11/30/2007	8.89	15.21	3.27
Retail Class	11/30/2007	8.82	15.04	3.17
Premier Class	9/30/2009	8.82	15.06	3.07	*

Retirement Income Fund
Composite Index†	11/30/2007	8.67	14.69	3.74

Broad-based market index
Barclays Capital U.S.
Aggregate Bond Index	11/30/2007	1.69	5.84	6.02

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.

†

As of the close of business on May 31, 2011, the Retirement Income Fund Composite Index consisted of: 40.0% Barclays Capital U.S. Aggregate Bond Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE+EM Index; 10.0% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 10.0% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

14	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 5/31/11

Equity
U.S. equity	30.0%	30.1%
International equity	10.0	10.2
Fixed income
Fixed income	40.0	39.5
Short-term fixed income	10.0	9.9
Inflation-protected assets	10.0	9.9

Other assets & liabilities, net	—	0.4

Total	100.0	100.0

TARGET ALLOCATION

As of June 30, 2011

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	15

LIFECYCLE 2010 FUND

PERFORMANCE AS OF MAY 31, 2011

		Total return		Average annual total return

Lifecycle 2010 Fund	Inception	8 months	1 year	5 years		since fund inception (10/15/04)

Retirement Class	10/15/2004	10.51%	17.39%	4.72%		5.31%
Institutional Class	1/17/2007	10.76	17.77	4.96	*	5.50	*
Premier Class	9/30/2009	10.61	17.61	4.75	*	5.34	*

2010 Fund Composite Index†	10/15/2004	10.25	16.81	4.88		5.57

Broad-based market index
Barclays Capital U.S.
Aggregate Bond Index	10/15/2004	1.69	5.84	6.63		5.26

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on May 31, 2011, the 2010 Fund Composite Index consisted of: 38.2% Barclays Capital U.S. Aggregate Bond Index; 36.8% Russell 3000® Index; 12.2% MSCI EAFE+EM Index; 6.4% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 6.4% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

16	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 5/31/11

Equity
U.S. equity	36.7%	36.2%
International equity	12.3	12.3
Fixed income
Fixed income	38.2	38.6
Short-term fixed income	6.4	6.3
Inflation-protected assets	6.4	6.3

Other assets & liabilities, net	—	0.3

Total	100.0	100.0

TARGET ALLOCATION

As of June 30, 2011

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	17

LIFECYCLE 2015 FUND

PERFORMANCE AS OF MAY 31, 2011

		Total return		Average annual total return

Lifecycle 2015 Fund	Inception	8 months	1 year	5 years		since fund inception (10/15/04)

Retirement Class	10/15/2004	11.87%	19.24%	4.52%		5.37%
Institutional Class	1/17/2007	12.11	19.50	4.76	*	5.55	*
Premier Class	9/30/2009	11.96	19.35	4.56	*	5.40	*

2015 Fund Composite Index†	10/15/2004	11.56	18.55	4.64		5.58

Broad-based market index
Russell 3000® Index	10/15/2004	20.85	27.04	3.76		5.84

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on May 31, 2011, the 2015 Fund Composite Index consisted of: 42.4% Russell 3000 Index; 34.7% Barclays Capital U.S. Aggregate Bond Index; 14.1% MSCI EAFE+EM Index; 4.4% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 4.4% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

18	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 5/31/11

Equity
U.S. equity	42.3%	42.0%
International equity	14.1	14.2
Fixed income
Fixed income	34.8	34.8
Short-term fixed income	4.4	4.3
Inflation-protected assets	4.4	4.3

Other assets & liabilities, net	—	0.4

Total	100.0	100.0

TARGET ALLOCATION

As of June 30, 2011

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	19

LIFECYCLE 2020 FUND

PERFORMANCE AS OF MAY 31, 2011

		Total return		Average annual total return

Lifecycle 2020 Fund	Inception	8 months	1 year	5 years		since fund inception (10/15/04)

Retirement Class	10/15/2004	13.43%	21.18%	4.13%		5.24%
Institutional Class	1/17/2007	13.64	21.57	4.36	*	5.41	*
Premier Class	9/30/2009	13.47	21.40	4.19	*	5.28	*

2020 Fund Composite Index†	10/15/2004	12.92	20.33	4.24		5.43

Broad-based market index
Russell 3000® Index	10/15/2004	20.85	27.04	3.76		5.84

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on May 31, 2011, the 2020 Fund Composite Index consisted of: 48.4% Russell 3000 Index; 30.7% Barclays Capital U.S. Aggregate Bond Index; 16.1% MSCI EAFE+EM Index; 2.4% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 2.4% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

20	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 5/31/11

Equity
U.S. equity	48.3%	48.1%
International equity	16.1	16.1
Fixed income
Fixed income	30.8	30.9
Short-term fixed income	2.4	2.3
Inflation-protected assets	2.4	2.3

Other assets & liabilities, net	—	0.3

Total	100.0	100.0

TARGET ALLOCATION

As of June 30, 2011

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	21

LIFECYCLE 2025 FUND

PERFORMANCE AS OF MAY 31, 2011

		Total return		Average annual total return

Lifecycle 2025 Fund	Inception	8 months	1 year	5 years		since fund inception (10/15/04)

Retirement Class	10/15/2004	14.74%	23.02%	3.78%		5.13%
Institutional Class	1/17/2007	15.01	23.30	4.03	*	5.32	*
Premier Class	9/30/2009	14.88	23.02	3.79	*	5.13	*

2025 Fund Composite Index†	10/15/2004	14.29	22.12	3.86		5.29

Broad-based market index
Russell 3000® Index	10/15/2004	20.85	27.04	3.76		5.84

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on May 31, 2011, the 2025 Fund Composite Index consisted of: 54.4% Russell 3000 Index; 26.7% Barclays Capital U.S. Aggregate Bond Index; 18.1% MSCI EAFE+EM Index; 0.4% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L); and 0.4% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

22	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 5/31/11

Equity
U.S. equity	54.3%	54.1%
International equity	18.1	18.1
Fixed income
Fixed income	26.8	26.8
Short-term fixed income	0.4	0.3
Inflation-protected assets	0.4	0.3

Other assets & liabilities, net	—	0.4

Total	100.0	100.0

TARGET ALLOCATION

As of June 30, 2011

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	23

LIFECYCLE 2030 FUND

PERFORMANCE AS OF MAY 31, 2011

		Total return		Average annual total return

Lifecycle 2030 Fund	Inception	8 months	1 year	5 years		since fund inception (10/15/04)

Retirement Class	10/15/2004	16.12%	24.71%	3.38%		4.91%
Institutional Class	1/17/2007	16.41	25.13	3.63	*	5.10	*
Premier Class	9/30/2009	16.28	24.85	3.41	*	4.93	*

2030 Fund Composite Index†	10/15/2004	15.72	23.92	3.46		5.14

Broad-based market index
Russell 3000® Index	10/15/2004	20.85	27.04	3.76		5.84

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on May 31, 2011, the 2030 Fund Composite Index consisted of: 60.4% Russell 3000 Index; 20.1% MSCI EAFE+EM Index; and 19.5% Barclays Capital U.S. Aggregate Bond Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

24	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 5/31/11

Equity
U.S. equity	60.3%	59.9%
International equity	20.1	20.3
Fixed income	19.6	19.4

Other assets &
liabilities, net	—	0.4

Total	100.0	100.0

TARGET ALLOCATION

As of June 30, 2011

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	25

LIFECYCLE 2035 FUND

PERFORMANCE AS OF MAY 31, 2011

		Total return		Average annual total return

Lifecycle 2035 Fund	Inception	8 months	1 year	5 years		since fund inception (10/15/04)

Retirement Class	10/15/2004	17.68%	26.58%	3.42%		5.11%
Institutional Class	1/17/2007	17.84	26.98	3.65	*	5.28	*
Premier Class	9/30/2009	17.68	26.65	3.45	*	5.13	*

2035 Fund Composite Index†	10/15/2004	17.15	25.74	3.48		5.31

Broad-based market index
Russell 3000® Index	10/15/2004	20.85	27.04	3.76		5.84

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on May 31, 2011, the 2035 Fund Composite Index consisted of: 66.4% Russell 3000 Index; 22.1% MSCI EAFE+EM Index; and 11.5% Barclays Capital U.S. Aggregate Bond Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

26	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 5/31/11

Equity
U.S. equity	66.3%	65.8%
International equity	22.1	22.5
Fixed income	11.6	11.2

Other assets &
liabilities, net	—	0.5

Total	100.0	100.0

TARGET ALLOCATION

As of June 30, 2011

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	27

LIFECYCLE 2040 FUND

PERFORMANCE AS OF MAY 31, 2011

		Total return		Average annual total return

Lifecycle 2040 Fund	Inception	8 months	1 year	5 years		since fund inception (10/15/04)

Retirement Class	10/15/2004	17.81%	26.81%	3.66%		5.44%
Institutional Class	1/17/2007	18.01	27.09	3.89	*	5.61	*
Premier Class	9/30/2009	17.83	26.90	3.70	*	5.47	*

2040 Fund Composite Index†	10/15/2004	17.27	25.88	3.64		5.59

Broad-based market index
Russell 3000® Index	10/15/2004	20.85	27.04	3.76		5.84

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on May 31, 2011, the 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

28	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 5/31/11

Equity
U.S. equity	67.5%	66.9%
International equity	22.5	22.7
Fixed income	10.0	9.9

Other assets &
liabilities, net	—	0.5

Total	100.0	100.0

TARGET ALLOCATION

As of June 30, 2011

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	29

LIFECYCLE 2045 FUND

PERFORMANCE AS OF MAY 31, 2011

		Total return		Average annual total return

Lifecycle 2045 Fund	Inception	8 months	1 year	since fund inception (11/30/07)

Retirement Class	11/30/2007	17.65%	26.70%	–1.01%
Institutional Class	11/30/2007	17.92	26.95	–0.76
Premier Class	9/30/2009	17.76	26.80	–0.96 *

2045 Fund Composite Index†	11/30/2007	17.27	25.88	–0.02

Broad-based market index
Russell 3000® Index	11/30/2007	20.85	27.04	0.36

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.

†

As of the close of business on May 31, 2011, the 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

30	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 5/31/11

Equity
U.S. equity	67.5%	66.7%
International equity	22.5	22.4
Fixed income	10.0	10.0

Other assets &
liabilities, net	—	0.9

Total	100.0	100.0

TARGET ALLOCATION

As of June 30, 2011

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	31

LIFECYCLE 2050 FUND

PERFORMANCE AS OF MAY 31, 2011

		Total return		Average annual total return

Lifecycle 2050 Fund	Inception	8 months	1 year	since fund inception (11/30/2007)

Retirement Class	11/30/2007	17.79%	26.66%	–1.07%
Institutional Class	11/30/2007	17.89	27.07	–0.82
Premier Class	9/30/2009	17.86	26.88	–1.04 *

2050 Fund Composite Index†	11/30/2007	17.27	25.88	–0.02

Broad-based market index
Russell 3000® Index	11/30/2007	20.85	27.04	0.36

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.

†

As of the close of business on May 31, 2011, the 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

32	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 5/31/11

Equity
U.S. equity	67.5%	66.8%
International equity	22.5	22.5
Fixed income	10.0	9.9

Other assets &
liabilities, net	—	0.8

Total	100.0	100.0

TARGET ALLOCATION

As of June 30, 2011

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	33

LIFECYCLE 2055 FUND

PERFORMANCE AS OF MAY 31, 2011

		Total return

Lifecycle 2055 Fund	Inception	since inception (4/29/2011)

Retirement Class	4/29/2011	–1.50%
Institutional Class	4/29/2011	–1.50
Premier Class	4/29/2011	–1.50

2055 Fund Composite Index*	4/29/2011	–1.29

Broad-based market index
Russell 3000® Index	4/29/2011	–1.14

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on May 31, 2011, the 2055 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

34	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception April 29, 2011)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 5/31/11

Equity
U.S. equity	67.5%	67.5%
International equity	22.5	22.4
Fixed income	10.0	10.1

Total	100.0	100.0

TARGET ALLOCATION

As of June 30, 2011

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	35

PORTFOLIO OF INVESTMENTS

LIFECYCLE RETIREMENT INCOME FUND ▪ MAY 31, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
3,980,708	TIAA-CREF Bond Fund		$42,076,079	38.5%
52,089	TIAA-CREF Bond Plus Fund		539,645	0.5
53,624	TIAA-CREF High-Yield Fund		539,454	0.5

			43,155,178	39.5

INFLATION-PROTECTED ASSETS
940,061	TIAA-CREF Inflation-Linked Bond Fund		10,782,505	9.9

			10,782,505	9.9

INTERNATIONAL EQUITY
225,750	TIAA-CREF Emerging Markets Equity Fund		2,708,995	2.5
542,697	TIAA-CREF Enhanced International Equity Index Fund		4,167,913	3.8
403,502	TIAA-CREF International Equity Fund		4,188,352	3.9

			11,065,260	10.2

SHORT-TERM FIXED INCOME
1,035,781	TIAA-CREF Short-Term Bond Fund		10,792,838	9.9

			10,792,838	9.9

U.S. EQUITY
604,036	TIAA-CREF Enhanced Large-Cap Growth Index Fund		6,064,524	5.5
680,853	TIAA-CREF Enhanced Large-Cap Value Index Fund		5,943,849	5.5
515,638	TIAA-CREF Growth & Income Fund		5,104,813	4.7
549,563	TIAA-CREF Large-Cap Growth Fund		6,072,676	5.6
426,449	TIAA-CREF Large-Cap Value Fund		5,953,225	5.5
20,240	TIAA-CREF Mid-Cap Growth Fund		432,127	0.4
25,072	TIAA-CREF Mid-Cap Value Fund		470,094	0.4
173,382	TIAA-CREF Small-Cap Equity Fund		2,756,781	2.5

			32,798,089	30.1

	TOTAL TIAA-CREF FUNDS (Cost $96,873,497)		108,593,870	99.6

	TOTAL PORTFOLIO	(Cost $96,873,497)	108,593,870	99.6
	OTHER ASSETS & LIABILITIES, NET		399,581	0.4

	NET ASSETS		$108,993,451	100.0%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

36	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2010 FUND ▪ MAY 31, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
22,302,793	TIAA-CREF Bond Fund		$235,740,525	36.3%
602,500	TIAA-CREF Bond Plus Fund		6,241,903	1.0
835,696	TIAA-CREF High-Yield Fund		8,407,104	1.3

			250,389,532	38.6

INFLATION-PROTECTED ASSETS
3,578,846	TIAA-CREF Inflation-Linked Bond Fund		41,049,360	6.3

			41,049,360	6.3

INTERNATIONAL EQUITY
1,422,442	TIAA-CREF Emerging Markets Equity Fund		17,069,308	2.6
4,104,910	TIAA-CREF Enhanced International Equity Index Fund		31,525,707	4.8
3,061,971	TIAA-CREF International Equity Fund		31,783,263	4.9

			80,378,278	12.3

SHORT-TERM FIXED INCOME
3,928,607	TIAA-CREF Short-Term Bond Fund		40,936,086	6.3

			40,936,086	6.3

U.S. EQUITY
4,620,668	TIAA-CREF Enhanced Large-Cap Growth Index Fund		46,391,505	7.1
5,172,530	TIAA-CREF Enhanced Large-Cap Value Index Fund		45,156,191	6.9
3,574,161	TIAA-CREF Growth & Income Fund		35,384,192	5.4
3,773,881	TIAA-CREF Large-Cap Growth Fund		41,701,385	6.4
2,947,347	TIAA-CREF Large-Cap Value Fund		41,144,961	6.3
141,951	TIAA-CREF Mid-Cap Growth Fund		3,030,646	0.5
177,034	TIAA-CREF Mid-Cap Value Fund		3,319,389	0.5
1,261,164	TIAA-CREF Small-Cap Equity Fund		20,052,502	3.1

			236,180,771	36.2

	TOTAL TIAA-CREF FUNDS (Cost $585,914,382)		648,934,027	99.7

	TOTAL PORTFOLIO	(Cost $585,914,382)	648,934,027	99.7
	OTHER ASSETS & LIABILITIES, NET		2,126,565	0.3

	NET ASSETS		$651,060,592	100.0%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	37

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2015 FUND ▪ MAY 31, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
25,656,228	TIAA-CREF Bond Fund		$271,186,333	31.0%
1,548,891	TIAA-CREF Bond Plus Fund		16,046,513	1.8
1,745,836	TIAA-CREF High-Yield Fund		17,563,108	2.0

			304,795,954	34.8

INFLATION-PROTECTED ASSETS
3,292,148	TIAA-CREF Inflation-Linked Bond Fund		37,760,934	4.3

			37,760,934	4.3

INTERNATIONAL EQUITY
2,283,686	TIAA-CREF Emerging Markets Equity Fund		27,404,227	3.1
6,273,000	TIAA-CREF Enhanced International Equity Index Fund		48,176,640	5.5
4,692,225	TIAA-CREF International Equity Fund		48,705,294	5.6

			124,286,161	14.2

SHORT-TERM FIXED INCOME
3,623,940	TIAA-CREF Short-Term Bond Fund		37,761,458	4.3

			37,761,458	4.3

U.S. EQUITY
7,100,580	TIAA-CREF Enhanced Large-Cap Growth Index Fund		71,289,820	8.1
7,991,170	TIAA-CREF Enhanced Large-Cap Value Index Fund		69,762,914	8.0
5,630,293	TIAA-CREF Growth & Income Fund		55,739,896	6.4
5,946,465	TIAA-CREF Large-Cap Growth Fund		65,708,441	7.5
4,619,563	TIAA-CREF Large-Cap Value Fund		64,489,100	7.4
221,954	TIAA-CREF Mid-Cap Growth Fund		4,738,715	0.5
276,622	TIAA-CREF Mid-Cap Value Fund		5,186,663	0.6
1,916,999	TIAA-CREF Small-Cap Equity Fund		30,480,280	3.5

			367,395,829	42.0

	TOTAL TIAA-CREF FUNDS (Cost $781,376,903)		872,000,336	99.6

	TOTAL PORTFOLIO	(Cost $781,376,903)	872,000,336	99.6
	OTHER ASSETS & LIABILITIES, NET		3,296,383	0.4

	NET ASSETS		$875,296,719	100.0%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

38	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2020 FUND ▪ MAY 31, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
24,254,255	TIAA-CREF Bond Fund		$256,367,470	24.4%
3,755,250	TIAA-CREF Bond Plus Fund		38,904,388	3.7
2,970,691	TIAA-CREF High-Yield Fund		29,885,156	2.8

			325,157,014	30.9

INFLATION-PROTECTED ASSETS
2,150,038	TIAA-CREF Inflation-Linked Bond Fund		24,660,931	2.3

			24,660,931	2.3

INTERNATIONAL EQUITY
3,161,002	TIAA-CREF Emerging Markets Equity Fund		37,932,020	3.6
8,589,052	TIAA-CREF Enhanced International Equity Index Fund		65,963,922	6.2
6,423,172	TIAA-CREF International Equity Fund		66,672,523	6.3

			170,568,465	16.1

SHORT-TERM FIXED INCOME
2,367,328	TIAA-CREF Short-Term Bond Fund		24,667,562	2.3

			24,667,562	2.3

U.S. EQUITY
9,715,556	TIAA-CREF Enhanced Large-Cap Growth Index Fund		97,544,185	9.3
10,927,906	TIAA-CREF Enhanced Large-Cap Value Index Fund		95,400,619	9.1
7,819,561	TIAA-CREF Growth & Income Fund		77,413,655	7.3
8,258,992	TIAA-CREF Large-Cap Growth Fund		91,261,866	8.6
6,422,612	TIAA-CREF Large-Cap Value Fund		89,659,663	8.5
307,489	TIAA-CREF Mid-Cap Growth Fund		6,564,883	0.6
383,175	TIAA-CREF Mid-Cap Value Fund		7,184,527	0.7
2,638,083	TIAA-CREF Small-Cap Equity Fund		41,945,521	4.0

			506,974,919	48.1

	TOTAL TIAA-CREF FUNDS (Cost $932,070,487)		1,052,028,891	99.7

	TOTAL PORTFOLIO	(Cost $932,070,487)	1,052,028,891	99.7
	OTHER ASSETS & LIABILITIES, NET		3,665,405	0.3

	NET ASSETS		$1,055,694,296	100.0%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	39

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2025 FUND ▪ MAY 31, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
16,316,689	TIAA-CREF Bond Fund		$172,467,400	17.3%
5,495,608	TIAA-CREF Bond Plus Fund		56,934,495	5.7
3,803,496	TIAA-CREF High-Yield Fund		38,263,172	3.8

			267,665,067	26.8

INFLATION-PROTECTED ASSETS
290,810	TIAA-CREF Inflation-Linked Bond Fund		3,335,592	0.3

			3,335,592	0.3

INTERNATIONAL EQUITY
3,435,576	TIAA-CREF Emerging Markets Equity Fund		41,226,907	4.1
9,164,766	TIAA-CREF Enhanced International Equity Index Fund		70,385,401	7.0
6,769,000	TIAA-CREF International Equity Fund		70,262,223	7.0

			181,874,531	18.1

SHORT-TERM FIXED INCOME
320,133	TIAA-CREF Short-Term Bond Fund		3,335,787	0.3

			3,335,787	0.3

U.S. EQUITY
10,286,694	TIAA-CREF Enhanced Large-Cap Growth Index Fund		103,278,406	10.4
11,519,493	TIAA-CREF Enhanced Large-Cap Value Index Fund		100,565,172	10.0
8,375,216	TIAA-CREF Growth & Income Fund		82,914,637	8.3
8,864,915	TIAA-CREF Large-Cap Growth Fund		97,957,314	9.8
6,885,484	TIAA-CREF Large-Cap Value Fund		96,121,353	9.6
328,965	TIAA-CREF Mid-Cap Growth Fund		7,023,393	0.7
409,690	TIAA-CREF Mid-Cap Value Fund		7,681,683	0.8
2,821,245	TIAA-CREF Small-Cap Equity Fund		44,857,795	4.5

			540,399,753	54.1

	TOTAL TIAA-CREF FUNDS (Cost $873,828,568)		996,610,730	99.6

	TOTAL PORTFOLIO	(Cost $873,828,568)	996,610,730	99.6
	OTHER ASSETS & LIABILITIES, NET		4,135,014	0.4

	NET ASSETS		$1,000,745,744	100.0%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

40	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2030 FUND ▪ MAY 31, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
8,882,812	TIAA-CREF Bond Fund		$93,891,322	9.7%
5,388,509	TIAA-CREF Bond Plus Fund		55,824,948	5.8
3,706,338	TIAA-CREF High-Yield Fund		37,285,765	3.9

			187,002,035	19.4

INTERNATIONAL EQUITY
3,706,456	TIAA-CREF Emerging Markets Equity Fund		44,477,469	4.6
9,871,070	TIAA-CREF Enhanced International Equity Index Fund		75,809,820	7.8
7,367,349	TIAA-CREF International Equity Fund		76,473,084	7.9

			196,760,373	20.3

U.S. EQUITY
10,922,037	TIAA-CREF Enhanced Large-Cap Growth Index Fund		109,657,250	11.3
12,245,085	TIAA-CREF Enhanced Large-Cap Value Index Fund		106,899,589	11.0
9,057,676	TIAA-CREF Growth & Income Fund		89,670,997	9.3
9,591,774	TIAA-CREF Large-Cap Growth Fund		105,989,107	10.9
7,450,356	TIAA-CREF Large-Cap Value Fund		104,006,975	10.7
355,426	TIAA-CREF Mid-Cap Growth Fund		7,588,348	0.8
442,478	TIAA-CREF Mid-Cap Value Fund		8,296,468	0.9
3,045,808	TIAA-CREF Small-Cap Equity Fund		48,428,354	5.0

			580,537,088	59.9

	TOTAL TIAA-CREF FUNDS (Cost $831,247,501)		964,299,496	99.6

	TOTAL PORTFOLIO	(Cost $831,247,501)	964,299,496	99.6
	OTHER ASSETS & LIABILITIES, NET		3,912,145	0.4

	NET ASSETS		$968,211,641	100.0%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	41

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2035 FUND ▪ MAY 31, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
1,483,352	TIAA-CREF Bond Fund		$15,679,036	1.6%
5,497,458	TIAA-CREF Bond Plus Fund		56,953,663	5.9
3,622,489	TIAA-CREF High-Yield Fund		36,442,244	3.7

			109,074,943	11.2

INTERNATIONAL EQUITY
4,192,505	TIAA-CREF Emerging Markets Equity Fund		50,310,065	5.2
10,858,865	TIAA-CREF Enhanced International Equity Index Fund		83,396,080	8.6
8,121,267	TIAA-CREF International Equity Fund		84,298,752	8.7

			218,004,897	22.5

U.S. EQUITY
11,856,133	TIAA-CREF Enhanced Large-Cap Growth Index Fund		119,035,580	12.3
13,329,591	TIAA-CREF Enhanced Large-Cap Value Index Fund		116,367,325	12.0
10,057,823	TIAA-CREF Growth & Income Fund		99,572,444	10.2
10,674,908	TIAA-CREF Large-Cap Growth Fund		117,957,728	12.1
8,286,948	TIAA-CREF Large-Cap Value Fund		115,685,796	11.9
394,409	TIAA-CREF Mid-Cap Growth Fund		8,420,635	0.9
490,246	TIAA-CREF Mid-Cap Value Fund		9,192,113	0.9
3,377,708	TIAA-CREF Small-Cap Equity Fund		53,705,550	5.5

			639,937,171	65.8

	TOTAL TIAA-CREF FUNDS (Cost $816,614,654)		967,017,011	99.5

	TOTAL PORTFOLIO	(Cost $816,614,654)	967,017,011	99.5
	OTHER ASSETS & LIABILITIES, NET		4,963,246	0.5

	NET ASSETS		$971,980,257	100.0%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

42	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2040 FUND ▪ MAY 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
579,695	TIAA-CREF Bond Fund	$6,127,381	0.4%
7,921,403	TIAA-CREF Bond Plus Fund	82,065,730	5.8
5,235,221	TIAA-CREF High-Yield Fund	52,666,328	3.7

		140,859,439	9.9

INTERNATIONAL EQUITY
6,188,206	TIAA-CREF Emerging Markets Equity Fund	74,258,467	5.2
16,096,192	TIAA-CREF Enhanced International Equity Index Fund	123,618,752	8.7
11,965,619	TIAA-CREF International Equity Fund	124,203,122	8.8

		322,080,341	22.7

U.S. EQUITY
17,602,383	TIAA-CREF Enhanced Large-Cap Growth Index Fund	176,727,924	12.4
19,745,169	TIAA-CREF Enhanced Large-Cap Value Index Fund	172,375,324	12.2
14,867,412	TIAA-CREF Growth & Income Fund	147,187,381	10.4
15,775,203	TIAA-CREF Large-Cap Growth Fund	174,315,990	12.3
12,246,048	TIAA-CREF Large-Cap Value Fund	170,954,829	12.1
583,086	TIAA-CREF Mid-Cap Growth Fund	12,448,880	0.9
724,959	TIAA-CREF Mid-Cap Value Fund	13,592,982	1.0
4,992,387	TIAA-CREF Small-Cap Equity Fund	79,378,958	5.6

		946,982,268	66.9

	TOTAL TIAA-CREF FUNDS (Cost $1,178,823,041)	1,409,922,048	99.5

	TOTAL PORTFOLIO (Cost $1,178,823,041)	1,409,922,048	99.5
	OTHER ASSETS & LIABILITIES, NET	6,599,311	0.5

	NET ASSETS	$1,416,521,359	100.0%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	43

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2045 FUND ▪ MAY 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
70,993	TIAA-CREF Bond Fund	$750,393	0.4%
1,005,049	TIAA-CREF Bond Plus Fund	10,412,305	5.7
706,681	TIAA-CREF High-Yield Fund	7,109,209	3.9

		18,271,907	10.0

INTERNATIONAL EQUITY
839,107	TIAA-CREF Emerging Markets Equity Fund	10,069,278	5.5
2,018,944	TIAA-CREF Enhanced International Equity Index Fund	15,505,490	8.4
1,500,997	TIAA-CREF International Equity Fund	15,580,354	8.5

		41,155,122	22.4

U.S. EQUITY
2,254,857	TIAA-CREF Enhanced Large-Cap Growth Index Fund	22,638,768	12.3
2,543,201	TIAA-CREF Enhanced Large-Cap Value Index Fund	22,202,142	12.1
1,925,522	TIAA-CREF Growth & Income Fund	19,062,671	10.4
2,049,649	TIAA-CREF Large-Cap Growth Fund	22,648,617	12.3
1,591,085	TIAA-CREF Large-Cap Value Fund	22,211,549	12.1
75,479	TIAA-CREF Mid-Cap Growth Fund	1,611,482	0.9
93,538	TIAA-CREF Mid-Cap Value Fund	1,753,840	1.0
646,868	TIAA-CREF Small-Cap Equity Fund	10,285,197	5.6

		122,414,266	66.7

	TOTAL TIAA-CREF FUNDS (Cost $152,758,503)	181,841,295	99.1

	TOTAL PORTFOLIO (Cost $152,758,503)	181,841,295	99.1
	OTHER ASSETS & LIABILITIES, NET	1,730,403	0.9

	NET ASSETS	$183,571,698	100.0%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

44	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2050 FUND ▪ MAY 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
40,641	TIAA-CREF Bond Fund	$429,570	0.4%
532,579	TIAA-CREF Bond Plus Fund	5,517,519	5.7
360,195	TIAA-CREF High-Yield Fund	3,623,566	3.8

		9,570,655	9.9

INTERNATIONAL EQUITY
440,363	TIAA-CREF Emerging Markets Equity Fund	5,284,358	5.5
1,058,019	TIAA-CREF Enhanced International Equity Index Fund	8,125,587	8.5
786,443	TIAA-CREF International Equity Fund	8,163,279	8.5

		21,573,224	22.5

U.S. EQUITY
1,180,958	TIAA-CREF Enhanced Large-Cap Growth Index Fund	11,856,815	12.3
1,331,811	TIAA-CREF Enhanced Large-Cap Value Index Fund	11,626,714	12.1
1,008,436	TIAA-CREF Growth & Income Fund	9,983,516	10.4
1,073,916	TIAA-CREF Large-Cap Growth Fund	11,866,776	12.4
833,408	TIAA-CREF Large-Cap Value Fund	11,634,374	12.1
39,585	TIAA-CREF Mid-Cap Growth Fund	845,146	0.9
49,007	TIAA-CREF Mid-Cap Value Fund	918,876	1.0
338,715	TIAA-CREF Small-Cap Equity Fund	5,385,572	5.6

		64,117,789	66.8

	TOTAL TIAA-CREF FUNDS (Cost $80,687,230)	95,261,668	99.2

	TOTAL PORTFOLIO (Cost $80,687,230)	95,261,668	99.2
	OTHER ASSETS & LIABILITIES, NET	769,534	0.8

	NET ASSETS	$96,031,202	100.0%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	45

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2055 FUND ▪ MAY 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
57,574	TIAA-CREF Bond Plus Fund	$596,462	6.1%
39,242	TIAA-CREF High-Yield Fund	394,772	4.0

		991,234	10.1

INTERNATIONAL EQUITY
44,449	TIAA-CREF Emerging Markets Equity Fund	533,393	5.4
109,038	TIAA-CREF Enhanced International Equity Index Fund	837,411	8.5
80,751	TIAA-CREF International Equity Fund	838,193	8.5

		2,208,997	22.4

U.S. EQUITY
122,641	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,231,310	12.5
138,056	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,205,225	12.2
104,728	TIAA-CREF Growth & Income Fund	1,036,809	10.5
111,032	TIAA-CREF Large-Cap Growth Fund	1,226,905	12.5
86,183	TIAA-CREF Large-Cap Value Fund	1,203,114	12.2
4,089	TIAA-CREF Mid-Cap Growth Fund	87,301	0.9
5,117	TIAA-CREF Mid-Cap Value Fund	95,952	1.0
35,146	TIAA-CREF Small-Cap Equity Fund	558,818	5.7

		6,645,434	67.5

	TOTAL TIAA-CREF FUNDS (Cost $10,000,767)	9,845,665	100.0

	TOTAL PORTFOLIO (Cost $10,000,767)	9,845,665	100.0
	OTHER ASSETS & LIABILITIES, NET	292	0.0

	NET ASSETS	$9,845,957	100.0%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

46	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

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TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	47

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF LIFECYCLE FUNDS  ▪  MAY 31, 2011

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

ASSETS
Affiliated investments, at value*	$108,593,870	$648,934,027	$872,000,336	$1,052,028,891	$996,610,730	$964,299,496
Cash	31,254	—	—	—	—	—
Receivable from securities transactions	—	334,260	225,112	—	—	122,667
Receivable from Fund shares sold	447,423	2,673,163	4,216,777	5,262,734	5,879,515	5,530,745
Dividends and interest receivable	123,981	707,964	872,890	954,941	817,573	613,635
Due from affiliates	3,233	13,305	17,217	20,455	19,243	18,578
Other	739	7,251	8,556	9,380	8,788	8,376

Total assets	109,200,500	652,669,970	877,340,888	1,058,276,401	1,003,335,849	970,593,497

LIABILITIES
Management fees payable	1,459	8,800	11,805	14,249	13,445	12,994
Service agreement fees payable	1,897	16,851	22,320	26,882	25,226	24,101
Distribution fees payable	6,035	5,866	7,491	10,053	10,016	9,910
Due to affiliates	533	5,272	6,510	7,332	6,963	6,729
Overdraft payable	—	77,172	99,561	554,973	156,931	107,555
Payable for securities transactions	176,000	1,406,261	1,779,111	1,828,000	2,251,000	2,044,667
Payable for Fund shares redeemed	5,332	—	—	4,524	—	53,159
Accrued expenses & other payables	15,793	89,156	117,371	136,092	126,524	122,741

Total liabilities	207,049	1,609,378	2,044,169	2,582,105	2,590,105	2,381,856

NET ASSETS	$108,993,451	$651,060,592	$875,296,719	$1,055,694,296	$1,000,745,744	$968,211,641

NET ASSETS CONSIST OF:
Paid-in-capital	$99,846,935	$614,231,479	$787,309,072	$934,017,449	$874,370,345	$835,146,980
Undistributed net investment income (loss)	208,176	6,230,136	5,241,310	5,618,451	4,599,935	2,947,790
Accumulated net realized gain (loss) on total investments	(2,782,033)	(32,420,668)	(7,877,096)	(3,900,008)	(1,006,698)	(2,935,124)
Net unrealized appreciation (depreciation) on total investments	11,720,373	63,019,645	90,623,433	119,958,404	122,782,162	133,051,995

NET ASSETS	$108,993,451	$651,060,592	$875,296,719	$1,055,694,296	$1,000,745,744	$968,211,641

RETIREMENT CLASS:
Net assets	$57,288,207	$498,029,253	$661,256,928	$795,642,399	$750,162,245	$717,292,340
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,693,588	42,889,042	56,645,568	68,485,772	65,112,668	62,897,751
Net asset value per share	$10.06	$11.61	$11.67	$11.62	$11.52	$11.40

INSTITUTIONAL CLASS:
Net assets	$20,560,232	$102,505,406	$150,938,328	$175,206,150	$166,006,420	$166,563,955
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,039,403	9,954,797	14,780,086	17,545,913	16,895,911	17,336,535
Net asset value per share	$10.08	$10.30	$10.21	$9.99	$9.83	$9.61

RETAIL CLASS:
Net assets	$26,757,775	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,656,402	—	—	—	—	—
Net asset value per share	$10.07	—	—	—	—	—

PREMIER CLASS:
Net assets	$4,387,237	$50,525,933	$63,101,463	$84,845,747	$84,577,079	$84,355,346
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	435,290	4,914,660	6,194,188	8,505,324	8,628,452	8,802,770
Net asset value per share	$10.08	$10.28	$10.19	$9.98	$9.80	$9.58

* Affiliated investments, Cost	$96,873,497	$585,914,382	$781,376,903	$932,070,487	$873,828,568	$831,247,501

48 2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report 49

STATEMENTS OF ASSETS AND LIABILITIES	concluded

TIAA-CREF LIFECYCLE FUNDS  ▪  MAY 31, 2011

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund

ASSETS
Affiliated investments, at value*	$967,017,011	$1,409,922,048	$181,841,295	$95,261,668	$9,845,665
Cash	—	—	—	2,083	57,591
Receivable from Fund shares sold	6,731,594	9,063,517	2,993,081	961,528	—
Dividends and interest receivable	421,766	568,787	73,296	38,054	4,134
Due from affiliates	18,512	26,674	4,298	2,744	11,477
Other	8,244	12,311	915	448	—

Total assets	974,197,127	1,419,593,337	184,912,885	96,266,525	9,918,867

LIABILITIES
Management fees payable	13,006	18,955	2,431	1,279	133
Service agreement fees payable	23,987	35,841	4,332	2,322	265
Distribution fees payable	9,995	14,571	1,606	802	129
Due to affiliates	6,651	10,034	820	356	62
Overdraft payable	104,016	175,963	10,513	—	—
Payable for securities transactions	1,939,000	2,650,000	1,306,000	224,000	62,000
Payable for Fund shares redeemed	—	—	—	—	—
Accrued expenses & other payables	120,215	166,614	15,485	6,564	10,321

Total liabilities	2,216,870	3,071,978	1,341,187	235,323	72,910

NET ASSETS	$971,980,257	$1,416,521,359	$183,571,698	$96,031,202	$9,845,957

NET ASSETS CONSIST OF:
Paid-in-capital	$820,185,820	$1,186,254,434	$155,893,536	$83,047,077	$9,999,871
Undistributed net investment income (loss)	1,480,468	2,086,182	211,543	102,688	2,421
Accumulated net realized gain (loss) on total investments	(88,388)	(2,918,264)	(1,616,173)	(1,693,001)	(1,233)
Net unrealized appreciation (depreciation) on total investments	150,402,357	231,099,007	29,082,792	14,574,438	(155,102)

NET ASSETS	$971,980,257	$1,416,521,359	$183,571,698	$96,031,202	$9,845,957

RETIREMENT CLASS:
Net assets	$716,085,158	$1,070,201,783	$130,113,042	$69,466,461	$7,876,524
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	62,225,254	91,244,876	14,626,225	7,844,011	800,000
Net asset value per share	$11.51	$11.73	$8.90	$8.86	$9.85

INSTITUTIONAL CLASS:
Net assets	$170,381,194	$221,306,851	$39,322,840	$19,660,630	$984,781
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	17,774,210	22,882,916	4,399,465	2,209,796	100,000
Net asset value per share	$9.59	$9.67	$8.94	$8.90	$9.85

PREMIER CLASS:
Net assets	$85,513,905	$125,012,725	$14,135,816	$6,904,111	$984,652
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	8,931,362	12,946,585	1,584,394	776,901	100,000
Net asset value per share	$9.57	$9.66	$8.92	$8.89	$9.85

* Affiliated investments, Cost	$816,614,654	$1,178,823,041	$152,758,503	$80,687,230	$10,000,767

50 2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report 51

STATEMENTS OF OPERATIONS

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

	Lifecycle Retirement Income Fund		Lifecycle 2010 Fund		Lifecycle 2015 Fund

	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

INVESTMENT INCOME
Dividends from affiliated investments	$1,757,390	$1,154,449	$12,878,701	$11,034,176	$16,508,131	$12,444,527

Total income	1,757,390	1,154,449	12,878,701	11,034,176	16,508,131	12,444,527

EXPENSES
Management fees	57,788	50,501	398,378	479,247	517,191	568,618
Distribution fees - Retirement Class	15,929	14,337	162,744	223,764	208,418	265,177
Distribution fees - Premier Class	2,585	789	42,544	9,262	54,436	10,185
Distribution fees - Retail Class	17,920	14,418	—	—	—	—
Fund administration fees	4,270	3,947	30,795	36,058	39,741	43,665
Custody and accounting fees	9,798	14,163	7,136	13,701	7,106	13,702
Professional fees	16,756	18,303	21,859	24,335	23,239	25,511
Shareholder reports	15,066	29,129	101,285	100,527	122,357	114,480
Shareholder servicing - Retirement Class	79,901	72,011	814,522	1,119,704	1,043,026	1,326,861
Shareholder servicing - Institutional Class	188	273	345	301	381	317
Shareholder servicing - Retail Class	5,346	4,667	—	—	—	—
Shareholder servicing - Premier Class	170	96	205	156	197	176
Trustee fees and expenses	580	451	3,864	4,196	5,078	5,019
Compliance fees	1,334	2,182	9,663	15,136	12,366	18,185
Interest expense	308	450	1,829	3,245	2,301	1,745
Registration fees	20,240	76,608	29,820	61,992	31,195	72,231
Other expenses	4,149	7,441	8,532	14,907	15,848	21,129

Total expenses	252,328	309,766	1,633,521	2,106,531	2,082,880	2,487,001
Less: Expenses reimbursed by the investment advisor	(73,394)	(153,420)	(216,135)	(275,469)	(260,743)	(317,163)
Fee waiver by investment advisor and TPIS	(73,717)	(64,838)	(561,122)	(703,011)	(725,610)	(833,796)

Net expenses	105,217	91,508	856,264	1,128,051	1,096,527	1,336,042

Net investment income (loss)	1,652,173	1,062,941	12,022,437	9,906,125	15,411,604	11,108,485

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM AFFILIATED INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	82,592	(339,209)	10,936,065	10,977,373	11,629,118	12,538,225
Realized gain distributions from affiliated investments	76,963	—	528,545	—	604,028	—

Net realized gain (loss) from affiliated investments	159,555	(339,209)	11,464,610	10,977,373	12,233,146	12,538,225

Net change in unrealized appreciation (depreciation) from affiliated investments	5,404,661	3,727,848	35,673,255	21,661,618	57,665,959	28,568,593

Net realized and unrealized gain (loss) from affiliated investments	5,564,216	3,388,639	47,137,865	32,638,991	69,899,105	41,106,818

Net increase (decrease) in net assets resulting from operations	$7,216,389	$4,451,580	$59,160,302	$42,545,116	$85,310,709	$52,215,303

52 2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report 53

STATEMENTS OF OPERATIONS	continued

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

	Lifecycle 2020 Fund		Lifecycle 2025 Fund		Lifecycle 2030 Fund

	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

INVESTMENT INCOME
Dividends from affiliated investments	$ 19,126,509	$12,713,710	$ 18,059,516	$11,186,883	$ 16,746,064	$ 9,696,202

Total income	19,126,509	12,713,710	18,059,516	$11,186,883	16,746,064	$ 9,696,202

EXPENSES
Management fees	610,845	625,680	578,966	590,381	559,265	561,235
Distribution fees - Retirement Class	245,417	293,666	231,401	275,619	221,995	263,469
Distribution fees - Premier Class	72,371	12,397	72,037	12,154	69,661	10,800
Distribution fees - Retail Class	—	—	—	—	—	—
Fund administration fees	46,651	48,469	44,243	45,999	42,739	43,851
Custody and accounting fees	7,106	13,702	7,105	13,705	7,106	13,702
Professional fees	24,287	26,116	23,857	25,633	23,499	25,300
Shareholder reports	142,308	124,428	133,200	120,936	132,547	115,972
Shareholder servicing - Retirement Class	1,228,142	1,469,377	1,158,004	1,379,078	1,110,947	1,318,296
Shareholder servicing - Institutional Class	348	307	371	299	327	306
Shareholder servicing - Retail Class	—	—	—	—	—	—
Shareholder servicing - Premier Class	246	116	244	118	172	270
Trustee fees and expenses	6,034	5,544	5,725	5,251	5,544	4,998
Compliance fees	14,531	20,007	13,773	18,910	13,317	18,027
Interest expense	2,512	1,561	2,217	3,795	2,206	2,875
Registration fees	36,743	76,038	34,513	75,588	34,981	77,292
Other expenses	20,902	28,750	18,090	28,280	18,052	26,801

Total expenses	2,458,443	2,746,158	2,323,746	2,595,746	2,242,358	2,483,194
Less: Expenses reimbursed by the investment advisor	(302,726)	(346,114)	(284,339)	(339,524)	(281,462)	(330,371)
Fee waiver by investment advisor and TPIS	(856,262)	(919,346)	(810,366)	(866,000)	(781,260)	(824,705)

Net expenses	1,299,455	1,480,698	1,229,041	1,390,222	1,179,636	1,328,118

Net investment income (loss)	17,827,054	11,233,012	16,830,475	9,796,661	15,566,428	8,368,084

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM AFFILIATED INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	10,709,442	15,081,518	10,990,239	14,333,708	10,817,395	10,994,001
Realized gain distributions from affiliated investments	612,521	—	515,634	—	377,264	—

Net realized gain (loss) from affiliated investments	11,321,963	15,081,518	11,505,873	14,333,708	11,194,659	10,994,001

Net change in unrealized appreciation (depreciation) from affiliated investments	81,987,217	31,848,229	86,893,624	31,119,159	93,958,798	33,363,134

Net realized and unrealized gain (loss) from affiliated investments	93,309,180	46,929,747	98,399,497	45,452,867	105,153,457	44,357,135

Net increase (decrease) in net assets resulting from operations	$111,136,234	$58,162,759	$115,229,972	$55,249,528	$120,719,885	$52,725,219

54 2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report 55

STATEMENTS OF OPERATIONS	continued

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

	Lifecycle 2035 Fund		Lifecycle 2040 Fund		Lifecycle 2045 Fund

	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

INVESTMENT INCOME
Dividends from affiliated investments	$ 15,971,315	$ 8,672,011	$ 23,432,150	$ 13,036,511	$ 2,414,413	$ 851,458

Total income	15,971,315	8,672,011	23,432,150	13,036,511	2,414,413	851,458

EXPENSES
Management fees	558,884	556,588	820,660	830,103	92,953	60,768
Distribution fees - Retirement Class	220,852	261,651	330,711	390,125	36,177	27,827
Distribution fees - Premier Class	72,047	12,344	98,592	17,558	8,753	1,304
Fund administration fees	42,624	43,791	62,806	65,363	6,850	4,849
Custody and accounting fees	7,108	13,702	7,200	13,700	7,196	13,702
Professional fees	23,482	25,237	27,065	29,030	17,035	18,216
Shareholder reports	130,714	117,952	188,134	172,211	21,692	30,895
Shareholder servicing - Retirement Class	1,105,224	1,309,187	1,654,923	1,951,941	181,261	139,464
Shareholder servicing - Institutional Class	326	293	360	312	263	286
Shareholder servicing - Premier Class	246	117	263	157	169	115
Trustee fees and expenses	5,575	4,946	8,124	7,414	954	520
Compliance fees	13,283	17,934	19,669	26,708	2,144	1,875
Interest expense	1,945	2,334	2,550	3,491	317	140
Registration fees	35,632	81,856	40,270	95,096	20,501	66,846
Other expenses	17,502	27,553	23,306	36,918	7,795	9,752

Total expenses	2,235,444	2,475,485	3,284,633	3,640,127	404,060	376,559
Less: Expenses reimbursed by the investment advisor	(279,399)	(336,677)	(381,114)	(451,743)	(85,292)	(147,595)
Fee waiver by investment advisor and TPIS	(779,736)	(818,239)	(1,151,371)	(1,220,228)	(129,130)	(88,595)

Net expenses	1,176,309	1,320,569	1,752,148	1,968,156	189,638	140,369

Net investment income (loss)	14,795,006	7,351,442	21,680,002	11,068,355	2,224,775	711,089

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM AFFILIATED INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	12,739,205	9,612,312	19,760,534	9,297,640	(64,171)	(952,035)
Realized gain distributions from affiliated investments	254,773	—	368,705	—	36,528	—

Net realized gain (loss) from affiliated investments	12,993,978	9,612,312	20,129,239	9,297,640	(27,643)	(952,035)

Net change in unrealized appreciation (depreciation) from affiliated investments	102,147,729	35,134,870	150,541,437	57,162,386	18,599,270	6,377,773

Net realized and unrealized gain (loss) from affiliated investments	115,141,707	44,747,182	170,670,676	66,460,026	18,571,627	5,425,738

Net increase (decrease) in net assets resulting from operations	$129,936,713	$52,098,624	$192,350,678	$77,528,381	$20,796,402	$6,136,827

56 2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report 57

STATEMENTS OF OPERATIONS	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

	Lifecycle 2050 Fund		Lifecycle 2055 Fund

	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the period April 29, 2011 to May 31, 2011

INVESTMENT INCOME
Dividends from affiliated investments	$1,220,187	$ 413,994	$ 4,135

Total income	1,220,187	413,994	4,135

EXPENSES
Management fees	47,443	29,591	857
Distribution fees - Retirement Class	18,417	12,952	343
Distribution fees - Premier Class	4,216	661	128
Fund administration fees	3,482	2,318	47
Custody and accounting fees	7,196	13,674	376
Professional fees	16,520	17,894	26,262
Shareholder reports	12,521	23,391	3,759
Shareholder servicing - Retirement Class	92,407	65,053	2,397
Shareholder servicing - Institutional Class	231	287	674
Shareholder servicing - Premier Class	176	109	674
Trustee fees and expenses	447	387	6
Compliance fees	1,049	901	15
Interest expense	177	69	—
Registration fees	17,063	62,546	36,683
Other expenses	5,244	6,638	1,834

Total expenses	226,589	236,471	74,055
Less: Expenses reimbursed by the investment advisor	(64,426)	(128,577)	(71,012)
Fee waiver by investment advisor and TPIS	(65,860)	(42,543)	(1,200)

Net expenses	96,303	65,351	1,843

Net investment income (loss)	1,123,884	348,643	2,292

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM AFFILIATED INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	(31,232)	(534,707)	(1,233)
Realized gain distributions from affiliated investments	18,461	—	—

Net realized gain (loss) from affiliated investments	(12,771)	(534,707)	(1,233)

Net change in unrealized appreciation (depreciation) from affiliated investments	9,474,295	3,169,172	(155,102)

Net realized and unrealized gain (loss) from affiliated investments	9,461,524	2,634,465	(156,335)

Net increase (decrease) in net assets resulting from operations	$10,585,408	$2,983,108	$(154,043)

58 2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report 59

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFECYCLE FUNDS  ▪  FOR THE PERIOD OR YEAR ENDED

		Lifecycle Retirement Income Fund			Lifecycle 2010 Fund			Lifecycle 2015 Fund

		For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended September 30, 2009	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended September 30, 2009	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended September 30, 2009

OPERATIONS
Net investment income (loss)		$1,652,173	$1,062,941	$539,296	$12,022,437	$9,906,125	$8,931,229	$15,411,604	$11,108,485	$8,597,680
Net realized gain (loss) from affiliated investments		159,555	(339,209)	(2,421,718)	11,464,610	10,977,373	(53,121,175)	12,233,146	12,538,225	(31,314,587)
Net change in unrealized appreciation (depreciation) from affiliated investments		5,404,661	3,727,848	4,176,440	35,673,255	21,661,618	57,376,042	57,665,959	28,568,593	51,867,826

Net increase (decrease) from operations		7,216,389	4,451,580	2,294,018	59,160,302	42,545,116	13,186,096	85,310,709	52,215,303	29,150,919

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(780,826)	(579,122)	(273,122)	(11,146,960)	(8,398,807)	(6,989,847)	(13,323,493)	(9,076,969)	(6,671,276)
	Institutional Class	(257,131)	(192,757)	(84,685)	(1,794,811)	(493,693)	(282,473)	(2,437,056)	(521,574)	(210,178)
	Retail Class	(367,141)	(278,993)	(181,399)	—	—	—	—	—	—
	Premier Class*	(40,267)	(10,791)	—	(1,220,920)	(6,159)	—	(1,511,699)	(5,837)	—
From realized gains:	Retirement Class	—	—	—	—	—	(2,832,270)	—	—	(1,362,021)
	Institutional Class	—	—	—	—	—	(102,521)	—	—	(38,890)

Total distributions		(1,445,365)	(1,061,663)	(539,206)	(14,162,691)	(8,898,659)	(10,207,111)	(17,272,248)	(9,604,380)	(8,282,365)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	23,085,115	30,762,339	15,784,664	66,701,695	121,741,530	112,641,712	107,622,186	161,829,502	147,291,555
	Institutional Class	9,263,014	6,563,399	2,791,775	64,265,226	22,450,783	9,889,843	96,071,602	32,436,788	11,626,158
	Retail Class	10,076,504	8,618,161	2,868,293	—	—	—	—	—	—
	Premier Class*	3,897,434	1,175,494	250,000	37,410,219	27,541,461	250,000	45,433,996	31,004,840	250,000
Reinvestments of distributions:	Retirement Class	780,826	579,122	273,122	11,146,960	8,398,807	9,822,118	13,323,493	9,076,969	8,033,297
	Institutional Class	257,131	192,757	84,685	1,794,811	493,693	384,993	2,437,056	521,574	249,068
	Retail Class	346,593	265,338	173,139	—	—	—	—	—	—
	Premier Class*	40,267	10,791	—	1,220,920	6,159	—	1,511,699	5,837	—
Redemptions:	Retirement Class	(9,466,562)	(12,978,478)	(2,691,623)	(86,586,181)	(86,724,666)	(81,051,046)	(96,186,314)	(85,501,135)	(14,400,092)
	Institutional Class	(1,044,022)	(1,764,363)	(247,746)	(6,461,146)	(4,368,014)	(2,955,904)	(5,015,400)	(4,050,027)	(1,750,085)
	Retail Class	(1,735,106)	(1,525,816)	(1,055,404)	—	—	—	—	—	—
	Premier Class*	(1,176,583)	(38,638)	—	(18,179,169)	(1,953,285)	—	(20,070,973)	(864,807)	—

Net increase (decrease) from shareholder transactions		34,324,611	31,860,106	18,230,905	71,313,335	87,586,468	48,981,716	145,127,345	144,459,541	151,299,901

Net increase (decrease) in net assets		40,095,635	35,250,023	19,985,717	116,310,946	121,232,925	51,960,701	213,165,806	187,070,464	172,168,455
NET ASSETS
Beginning of period		68,897,816	33,647,793	13,662,076	534,749,646	413,516,721	361,556,020	662,130,913	475,060,449	302,891,994

End of period		$108,993,451	$68,897,816	$33,647,793	$651,060,592	$534,749,646	$413,516,721	$875,296,719	$662,130,913	$475,060,449

Undistributed net investment income (loss) included in net assets		$208,176	$1,368	$90	$6,230,136	$8,370,390	$7,362,924	$5,241,310	$7,101,954	$5,597,849

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	2,362,880	3,389,346	1,944,417	5,966,217	11,880,390	12,733,090	9,594,962	15,929,735	17,043,272
	Institutional Class	940,694	724,314	335,060	6,394,151	2,461,442	1,240,804	9,680,010	3,637,478	1,523,621
	Retail Class	1,030,276	949,443	353,947	—	—	—	—	—	—
	Premier Class*	396,678	128,835	28,249	3,735,786	3,007,872	27,871	4,609,378	3,459,518	28,571
Shares reinvested:	Retirement Class	81,197	63,802	33,822	1,019,850	833,215	1,148,786	1,217,870	908,606	964,381
	Institutional Class	26,704	21,198	10,460	185,414	55,100	50,524	254,922	59,540	34,026
	Retail Class	35,997	29,219	21,606	—	—	—	—	—	—
	Premier Class*	4,176	1,174	—	126,258	687	—	158,293	666	—
Shares redeemed:	Retirement Class	(965,637)	(1,431,399)	(339,796)	(7,699,685)	(8,450,401)	(9,514,136)	(8,549,669)	(8,368,807)	(1,714,086)
	Institutional Class	(106,531)	(194,709)	(28,705)	(647,410)	(472,762)	(382,170)	(501,628)	(454,493)	(233,595)
	Retail Class	(177,040)	(167,977)	(132,214)	—	—	—	—	—	—
	Premier Class*	(119,650)	(4,172)	—	(1,774,511)	(209,303)	—	(1,966,237)	(96,001)	—

Net increase (decrease) from shareholder transactions		3,509,744	3,509,074	2,226,846	7,306,070	9,106,240	5,304,769	14,497,901	15,076,242	17,646,190

* The Premier Class commenced operations on September 30, 2009.

60 2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report 61

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE FUNDS  ▪  FOR THE PERIOD OR YEAR ENDED

		Lifecycle 2020 Fund			Lifecycle 2025 Fund			Lifecycle 2030 Fund

		For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended September 30, 2009	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended September 30, 2009	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended September 30, 2009

OPERATIONS
Net investment income (loss)		$17,827,054	$11,233,012	$8,031,004	$16,830,475	$9,796,661	$6,840,504	$15,566,428	$8,368,084	$5,789,023
Net realized gain (loss) from affiliated investments		11,321,963	15,081,518	(29,043,080)	11,505,873	14,333,708	(26,344,266)	11,194,659	10,994,001	(24,786,315)
Net change in unrealized appreciation (depreciation) from affiliated investments		81,987,217	31,848,229	55,547,838	86,893,624	31,119,159	53,732,732	93,958,798	33,363,134	53,607,195

Net increase (decrease) from operations		111,136,234	58,162,759	34,535,762	115,229,972	55,249,528	34,228,970	120,719,885	52,725,219	34,609,903

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(14,697,532)	(9,068,351)	(5,330,711)	(13,407,375)	(8,004,931)	(4,252,049)	(12,017,345)	(7,099,261)	(4,058,668)
	Institutional Class	(2,596,370)	(447,934)	(157,348)	(2,429,636)	(453,019)	(127,020)	(2,343,331)	(371,105)	(132,429)
	Premier Class*	(1,904,790)	(5,501)	—	(1,897,614)	(5,265)	—	(1,756,179)	(4,994)	—
From realized gains:	Retirement Class	(238,521)	—	(1,652,681)	—	—	(1,609,064)	—	—	(1,118,238)
	Institutional Class	(38,059)	—	(43,684)	—	—	(42,650)	—	—	(32,539)
	Premier Class*	(28,419)	—	—	—	—	—	—	—	—

Total distributions		(19,503,691)	(9,521,786)	(7,184,424)	(17,734,625)	(8,463,215)	(6,030,783)	(16,116,855)	(7,475,360)	(5,341,874)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	146,881,421	230,529,925	177,117,218	132,982,757	216,041,278	175,631,627	123,780,396	212,969,733	177,622,937
	Institutional Class	114,699,424	34,080,190	10,196,284	106,491,250	31,993,277	11,109,753	109,341,166	28,821,581	10,008,370
	Premier Class*	65,606,987	36,753,603	250,000	65,020,056	34,883,543	250,000	65,226,559	30,952,458	250,000
Reinvestments of distributions:	Retirement Class	14,936,053	9,068,351	6,983,391	13,407,375	8,004,931	5,861,113	12,017,345	7,099,261	5,176,906
	Institutional Class	2,634,429	447,934	201,033	2,429,636	453,019	169,670	2,343,331	371,105	164,968
	Premier Class*	1,933,209	5,501	—	1,897,614	5,265	—	1,756,179	4,994	—
Redemptions:	Retirement Class	(114,128,321)	(90,925,395)	(8,022,464)	(107,049,688)	(82,723,004)	(6,778,431)	(111,082,221)	(83,125,752)	(3,701,911)
	Institutional Class	(2,406,174)	(3,322,228)	(450,695)	(3,523,113)	(2,078,667)	(599,755)	(1,813,731)	(1,525,370)	(345,968)
	Premier Class*	(27,747,381)	(571,074)	—	(26,103,294)	(649,268)	—	(23,368,443)	(243,899)	—

Net increase (decrease) from shareholder transactions		202,409,647	216,066,807	186,274,767	185,552,593	205,930,374	185,643,977	178,200,581	195,324,111	189,175,302

Net increase (decrease) in net assets		294,042,190	264,707,780	213,626,105	283,047,940	252,716,687	213,842,164	282,803,611	240,573,970	218,443,331

NET ASSETS
Beginning of period		761,652,106	496,944,326	283,318,221	717,697,804	464,981,117	251,138,953	685,408,030	444,834,060	226,390,729

End of period		$1,055,694,296	$761,652,106	$496,944,326	$1,000,745,744	$717,697,804	$464,981,117	$968,211,641	$685,408,030	$444,834,060

Undistributed net investment income (loss) included in net assets		$5,618,451	$6,990,089	$5,278,863	$4,599,935	$5,504,085	$4,170,639	$2,947,790	$3,498,217	$2,605,493

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	13,188,904	23,083,553	21,263,667	12,080,790	22,131,481	21,877,689	11,406,800	22,378,576	23,007,466
	Institutional Class	11,862,336	3,967,873	1,394,033	11,221,142	3,844,452	1,588,646	11,865,964	3,588,912	1,496,444
	Premier Class*	6,841,267	4,265,047	29,656	6,942,161	4,174,392	30,600	7,164,457	3,854,010	31,766
Shares reinvested:	Retirement Class	1,377,865	923,457	868,581	1,253,026	832,979	756,273	1,139,085	755,241	693,026
	Institutional Class	282,968	52,947	28,925	266,408	55,112	25,553	263,889	46,739	26,061
	Premier Class*	207,872	650	—	208,529	641	—	198,214	630	—
Shares redeemed:	Retirement Class	(10,267,390)	(9,087,598)	(989,089)	(9,761,495)	(8,438,788)	(857,958)	(10,314,578)	(8,704,695)	(517,294)
	Institutional Class	(246,978)	(385,709)	(64,961)	(379,110)	(246,151)	(86,150)	(196,821)	(187,423)	(54,125)
	Premier Class*	(2,773,247)	(65,921)	—	(2,650,756)	(77,115)	—	(2,416,451)	(29,856)	—

Net increase (decrease) from shareholder transactions		20,473,597	22,754,299	22,530,812	19,180,695	22,277,003	23,334,653	19,110,559	21,702,134	24,683,344

* The Premier Class commenced operations on September 30, 2009.

62 2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report 63

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE FUNDS  ▪  FOR THE PERIOD OR YEAR ENDED

		Lifecycle 2035 Fund			Lifecycle 2040 Fund			Lifecycle 2045 Fund

		For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended September 30, 2009	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended September 30, 2009	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended September 30, 2009

OPERATIONS
Net investment income (loss)		$14,795,006	$7,351,442	$4,931,042	$21,680,002	$11,068,355	$7,383,779	$2,224,775	$711,089	$167,229
Net realized gain (loss) from affiliated investments		12,993,978	9,612,312	(22,406,398)	20,129,239	9,297,640	(31,945,420)	(27,643)	(952,035)	(576,762)
Net change in unrealized appreciation (depreciation) from affiliated investments		102,147,729	35,134,870	56,486,317	150,541,437	57,162,386	86,440,148	18,599,270	6,377,773	4,863,615

Net increase (decrease) from operations		129,936,713	52,098,624	39,010,961	192,350,678	77,528,381	61,878,507	20,796,402	6,136,827	4,454,082

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(11,214,775)	(6,589,326)	(4,001,511)	(16,956,996)	(9,965,342)	(5,855,815)	(1,734,458)	(535,851)	(96,502)
	Institutional Class	(2,248,116)	(321,241)	(119,558)	(3,141,235)	(489,463)	(173,950)	(333,309)	(40,882)	(13,214)
	Premier Class*	(1,703,924)	(4,740)	—	(2,347,469)	(4,830)	—	(144,476)	(3,698)	—
From realized gains:	Retirement Class	—	—	(1,082,352)	—	—	(1,363,530)	—	—	(34,947)
	Institutional Class	—	—	(29,222)	—	—	(36,640)	—	—	(4,536)

Total distributions		(15,166,815)	(6,915,307)	(5,232,643)	(22,445,700)	(10,459,635)	(7,429,935)	(2,212,243)	(580,431)	(149,199)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	120,282,502	214,442,981	188,455,270	163,796,374	300,480,230	297,217,781	46,624,769	59,740,615	23,462,176
	Institutional Class	114,871,750	26,952,326	9,210,944	142,594,925	36,567,437	13,362,837	28,833,936	6,091,185	1,138,299
	Premier Class*	65,185,360	35,359,710	250,000	89,478,257	47,847,282	250,000	11,558,755	2,635,264	250,000
Reinvestments of distributions:	Retirement Class	11,214,775	6,589,326	5,083,862	16,956,996	9,965,342	7,219,344	1,734,458	535,851	131,449
	Institutional Class	2,248,116	321,241	148,780	3,141,235	489,463	210,590	333,309	40,882	17,750
	Premier Class*	1,703,924	4,740	—	2,347,469	4,830	—	144,476	3,697	—
Redemptions:	Retirement Class	(107,679,708)	(84,741,064)	(1,188,875)	(145,240,590)	(117,268,520)	(2,298,374)	(17,505,430)	(11,553,218)	(466,170)
	Institutional Class	(1,059,804)	(1,545,895)	(234,667)	(1,336,878)	(1,374,542)	(197,546)	(346,526)	(633,651)	(29,461)
	Premier Class*	(28,207,868)	(244,200)	—	(29,442,598)	(557,860)	—	(1,644,540)	(38,941)	—

Net increase (decrease) from shareholder transactions		178,559,047	197,139,165	201,725,314	242,295,190	276,153,662	315,764,632	69,733,207	56,821,684	24,504,043

Net increase (decrease) in net assets		293,328,945	242,322,482	235,503,632	412,200,168	343,222,408	370,213,204	88,317,366	62,378,080	28,808,926
NET ASSETS
Beginning of period		678,651,312	436,328,830	200,825,198	1,004,321,191	661,098,783	290,885,579	95,254,332	32,876,252	4,067,326

End of period		$971,980,257	$678,651,312	$436,328,830	$1,416,521,359	$1,004,321,191	$661,098,783	$183,571,698	$95,254,332	$32,876,252

Undistributed net investment income (loss) included in net assets		$1,480,468	$1,852,277	$1,416,142	$2,086,182	$2,851,880	$2,243,160	$211,543	$199,011	$68,353

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	11,006,545	22,658,387	24,753,420	14,721,199	31,180,406	38,319,331	5,512,169	8,147,563	3,906,636
	Institutional Class	12,532,390	3,413,510	1,413,314	15,469,988	4,577,505	2,034,933	3,369,296	827,776	183,473
	Premier Class*	7,170,572	4,476,849	32,258	9,762,385	5,974,579	32,010	1,364,408	355,145	34,916
Shares reinvested:	Retirement Class	1,057,001	703,237	690,742	1,568,640	1,044,585	963,865	211,520	73,911	23,142
	Institutional Class	254,888	41,027	24,153	352,947	62,036	33,911	40,499	5,631	3,119
	Premier Class*	193,189	605	—	264,057	612	—	17,576	509	—
Shares redeemed:	Retirement Class	(9,952,953)	(8,922,575)	(154,032)	(13,173,006)	(12,102,237)	(286,982)	(2,052,739)	(1,552,330)	(78,583)
	Institutional Class	(115,564)	(190,812)	(36,091)	(145,465)	(168,618)	(30,554)	(41,314)	(87,302)	(4,744)
	Premier Class*	(2,911,679)	(30,433)	—	(3,016,376)	(70,682)	—	(182,828)	(5,333)	—

Net increase (decrease) from shareholder transactions		19,234,389	22,149,795	26,723,764	25,804,369	30,498,186	41,066,514	8,238,587	7,765,570	4,067,959

* The Premier Class commenced operations on September 30, 2009.

64 2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report 65

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF LIFECYCLE FUNDS  ▪  FOR THE PERIOD OR YEAR ENDED

		Lifecycle 2050 Fund			Lifecycle 2055 Fund

		For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended September 30, 2009	For the period April 29, 2011 to May 31, 2011

OPERATIONS
Net investment income (loss)		$1,123,884	$348,643	$97,149	$2,292
Net realized gain (loss) from affiliated investments		(12,771)	(534,707)	(566,594)	(1,233)
Net change in unrealized appreciation (depreciation) from affiliated investments		9,474,295	3,169,172	2,391,272	(155,102)

Net increase (decrease) from operations		10,585,408	2,983,108	1,921,827	(154,043)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(868,683)	(245,118)	(58,296)	—
	Institutional Class	(178,659)	(35,094)	(14,022)	—
	Premier Class*	(67,918)	(3,877)	—	—
From realized gains:	Retirement Class	(340,851)	—	(402)	—
	Institutional Class	(64,043)	—	(91)	—
	Premier Class*	(24,903)	—	—	—

Total distributions		(1,545,057)	(284,089)	(72,811)	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	26,997,237	31,042,641	12,021,994	8,000,000
	Institutional Class	12,620,937	4,259,586	821,610	1,000,000
	Premier Class*	5,864,056	799,585	250,000	1,000,000
Reinvestments of distributions:	Retirement Class	1,209,534	245,118	58,698	—
	Institutional Class	242,701	35,094	14,113	—
	Premier Class*	92,822	3,878	—	—
Redemptions:	Retirement Class	(6,683,691)	(7,275,701)	(1,429,046)	—
	Institutional Class	(153,235)	(625,679)	(76,294)	—
	Premier Class*	(644,275)	(4,586)	—	—

Net increase (decrease) from shareholder transactions		39,546,086	28,479,936	11,661,075	10,000,000

Net increase (decrease) in net assets		48,586,437	31,178,955	13,510,091	9,845,957
NET ASSETS
Beginning of period		47,444,765	16,265,810	2,755,719	—

End of period		$96,031,202	$47,444,765	$16,265,810	$9,845,957

Undistributed net investment income (loss) included in net assets		$102,688	$98,626	$34,072	$2,421

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	3,200,666	4,222,654	1,982,547	800,000
	Institutional Class	1,475,692	575,981	134,287	100,000
	Premier Class*	695,547	107,434	34,819	100,000
Shares reinvested:	Retirement Class	148,227	33,763	10,262	—
	Institutional Class	29,634	4,821	2,463	—
	Premier Class*	11,333	533	—	—
Shares redeemed:	Retirement Class	(788,107)	(983,928)	(240,912)	—
	Institutional Class	(18,196)	(85,661)	(11,728)	—
	Premier Class*	(72,124)	(641)	—	—

Net increase (decrease) from shareholder transactions		4,682,672	3,874,956	1,911,738	1,000,000

* The Premier Class commenced operations on September 30, 2009.

66 2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report 67

FINANCIAL HIGHLIGHTS

LIFECYCLE RETIREMENT INCOME FUND  ▪  FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	**

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.41		$8.84	$8.65	$ 10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18		0.18	0.21	0.31
Net realized and unrealized gain (loss) on total investments	0.64		0.58	0.19	(1.34)

Total gain (loss) from investment operations	0.82		0.76	0.40	(1.03)

Less distributions from:
Net investment income	(0.17)		(0.19)	(0.21)	(0.32)
Net realized gains	—		—	—	—

Total distributions	(0.17)		(0.19)	(0.21)	(0.32)

Net asset value, end of period	$10.06		$9.41	$8.84	$8.65

TOTAL RETURN	8.78	%(b)	8.65%	4.86%	(10.49	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$57,288		$39,682	$19,384	$ 4,800
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.53	%(c)	0.70%	1.01%	1.79	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	2.80	%(c)	2.04%	2.59%	4.00	%(c)
Portfolio turnover rate	7	%(b)	33%	38%	26	%(b)

68	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE RETIREMENT INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	**

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.43		$8.85	$8.65	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20		0.21	0.23	0.34
Net realized and unrealized gain (loss) on total investments	0.63		0.58	0.19	(1.36)

Total gain (loss) from investment operations	0.83		0.79	0.42	(1.02)

Less distributions from:
Net investment income	(0.18)		(0.21)	(0.22)	(0.33)
Net realized gains	—		—	—	—

Total distributions	(0.18)		(0.21)	(0.22)	(0.33)

Net asset value, end of period	$10.08		$9.43	$8.85	$8.65

TOTAL RETURN	8.89	%(b)	9.01%	5.19%	(10.37	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$20,560		$11,111	$5,554	$2,691
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.23	%(c)	0.41%	0.73%	1.49	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	3.02	%(c)	2.27%	2.86%	4.30	%(c)
Portfolio turnover rate	7	%(b)	33%	38%	26	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	69

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE RETIREMENT INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	**

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.42		$8.85	$8.65	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.19	0.23	0.32
Net realized and unrealized gain (loss) on total investments	0.63		0.58	0.19	(1.34)

Total gain (loss) from investment operations	0.82		0.77	0.42	(1.02)

Less distributions from:
Net investment income	(0.17)		(0.20)	(0.22)	(0.33)
Net realized gains	—		—	—	—

Total distributions	(0.17)		(0.20)	(0.22)	(0.33)

Net asset value, end of period	$10.07		$9.42	$8.85	$ 8.65

TOTAL RETURN	8.82	%(b)	8.76%	5.16%	(10.37	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$26,758		$16,652	$8,460	$6,171
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.39	%(c)	0.55%	0.97%	1.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.16	%(c)	0.15%	0.05%	0.00	%(c)
Ratio of net investment income to average net assets	2.89	%(c)	2.14%	2.92%	4.09	%(c)
Portfolio turnover rate	7	%(b)	33%	38%	26	%(b)

70	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE RETIREMENT INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.43		$8.85	$8.85

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18		0.17	0.00	(d)
Net realized and unrealized gain on total investments	0.64		0.61	—

Total gain from investment operations	0.82		0.78	0.00	(d)

Less distributions from:
Net investment income	(0.17)		(0.20)	—
Net realized gains	—		—	—

Total distributions	(0.17)		(0.20)	—

Net asset value, end of period	$10.08		$9.43	$8.85

TOTAL RETURN	8.82	%(b)	8.86%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$4,387		$1,453	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.39	%(c)	0.58%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	2.68	%(c)	1.91%	0.00	%(c)
Portfolio turnover rate	7	%(b)	33%	38%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended May 31, 2011 and September 30, 2010 were 0.38% and 0.38%, respectively.

**	The Fund commenced operations on November 30, 2007.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
§	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	71

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2010 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.76		$10.05	$10.06	$12.04	$10.99	$10.61

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.22		0.21	0.24	0.37	0.34	0.36
Net realized and unrealized gain (loss) on total investments	0.89		0.70	0.05	(1.95)	0.98	0.29

Total gain (loss) from investment operations	1.11		0.91	0.29	(1.58)	1.32	0.65

Less distributions from:
Net investment income	(0.26)		(0.20)	(0.21)	(0.34)	(0.24)	(0.25)
Net realized gains	—		—	(0.09)	(0.06)	(0.03)	(0.02)

Total distributions	(0.26)		(0.20)	(0.30)	(0.40)	(0.27)	(0.27)

Net asset value, end of period	$11.61		$10.76	$10.05	$10.06	$12.04	$10.99

TOTAL RETURN	10.51	%(b)	9.23%	3.36%	(13.59)%	12.21%	6.32%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$498,029		$469,156	$395,514	$351,907	$255,875	$59,699
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.45	%(c)	0.46%	0.51%	0.46%	0.48%	0.69%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	2.99	%(c)	2.07%	2.76%	3.27%	2.93%	3.32%
Portfolio turnover rate	8	%(b)	24%	60%	26%	12%	13%

72	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2010 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.58		$8.97	$9.02	$10.83	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21		0.20	0.23	0.32	0.22
Net realized and unrealized gain (loss) on total investments	0.80		0.63	0.05	(1.71)	0.61

Total gain (loss) from investment operations	1.01		0.83	0.28	(1.39)	0.83

Less distributions from:
Net investment income	(0.29)		(0.22)	(0.24)	(0.36)	—
Net realized gains	—		—	(0.09)	(0.06)	—

Total distributions	(0.29)		(0.22)	(0.33)	(0.42)	—

Net asset value, end of period	$ 10.30		$9.58	$8.97	$9.02	$10.83

TOTAL RETURN	10.76	%(b)	9.48%	3.63%	(13.37)%	8.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$102,505		$38,539	$17,753	$9,649	$3,735
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.15	%(c)	0.16%	0.21%	0.17%	0.31	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	3.13	%(c)	2.20%	2.90%	3.24%	3.04	%(c)
Portfolio turnover rate	8	%(b)	24%	60%	26%	12%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	73

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2010 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.57		$8.97	$8.97

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21		0.14	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.79		0.68	—

Total gain (loss) from investment operations	1.00		0.82	0.00	(d)

Less distributions from:
Net investment income	(0.29)		(0.22)	—
Net realized gains	—		—	—

Total distributions	(0.29)		(0.22)	—

Net asset value, end of period	$10.28		$9.57	$8.97

TOTAL RETURN	10.61	%(b)	9.32%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$50,526		$27,054	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	3.15	%(c)	1.50%	0.00	%(c)
Portfolio turnover rate	8	%(b)	24%	60%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended May 31, 2011 and September 30, 2010 were 0.39% and 0.40%, respectively.

†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.
§	The Premier Class commenced operations on September 30, 2009.

74	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2015 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.67		$ 9.94	$9.99	$12.26	$11.06	$10.66

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.22		0.20	0.22	0.35	0.32	0.31
Net realized and unrealized gain (loss) on total investments	1.03		0.72	(0.02)	(2.23)	1.16	0.40

Total gain (loss) from investment operations	1.25		0.92	0.20	(1.88)	1.48	0.71

Less distributions from:
Net investment income	(0.25)		(0.19)	(0.21)	(0.32)	(0.26)	(0.26)
Net realized gains	—		—	(0.04)	(0.07)	(0.02)	(0.05)

Total distributions	(0.25)		(0.19)	(0.25)	(0.39)	(0.28)	(0.31)

Net asset value, end of period	$11.67		$10.67	$9.94	$9.99	$12.26	$11.06

TOTAL RETURN	11.87	%(b)	9.36%	2.49%	(15.83)%	13.60%	6.80%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$661,257		$580,270	$456,392	$295,996	$201,246	$53,660
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.45	%(c)	0.46%	0.51%	0.47%	0.49%	0.61%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	2.94	%(c)	1.96%	2.57%	3.08%	2.74%	2.91%
Portfolio turnover rate	5	%(b)	19%	34%	22%	15%	6%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	75

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2015 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	5/31/11	†	9/30/10	9/30/09	9/30/08		9/30/07	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.37		$8.75	$8.84	$10.88		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20		0.18	0.20	0.33		0.18
Net realized and unrealized gain (loss) on total investments	0.92		0.65	(0.02)	(1.96)		0.70

Total gain (loss) from investment operations	1.12		0.83	0.18	(1.63)		0.88

Less distributions from:
Net investment income	(0.28)		(0.21)	(0.23)	(0.34)		—
Net realized gains	—		—	(0.04)	(0.07)		—

Total distributions	(0.28)		(0.21)	(0.27)	(0.41)		—

Net asset value, end of period	$10.21		$9.37	$8.75	$ 8.84		$10.88

TOTAL RETURN	12.11	%(b)	9.62%	2.66%	(15.57	) %	8.80	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$150,938		$50,118	$18,419	$6,896		$3,525
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.15	%(c)	0.16%	0.21%	0.17%		0.32	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00%		0.00	%(c)
Ratio of net investment income to average net assets	3.10	%(c)	2.03%	2.59%	3.36%		2.37	%(c)
Portfolio turnover rate	5	%(b)	19%	34%	22%		15%

76	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2015 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.36		$8.75	$8.75

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21		0.12	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.89		0.69	—

Total gain (loss) from investment operations	1.10		0.81	0.00	(d)

Less distributions from:
Net investment income	(0.27)		(0.20)	—
Net realized gains	—		—	—

Total distributions	(0.27)		(0.20)	—

Net asset value, end of period	$10.19		$9.36	$8.75

TOTAL RETURN	11.96	%(b)	9.47%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$63,101		$31,743	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	3.16	%(c)	1.36%	0.00	%(c)
Portfolio turnover rate	5	%(b)	19%	34%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended May 31, 2011 and September 30, 2010 were 0.41% and 0.41%, respectively.

†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.
§	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	77

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2020 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.47		$ 9.74	$9.87	$12.48	$11.18	$10.71

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21		0.18	0.20	0.32	0.29	0.29
Net realized and unrealized gain (loss) on total investments	1.17		0.72	(0.11)	(2.52)	1.28	0.48

Total gain (loss) from investment operations	1.38		0.90	0.09	(2.20)	1.57	0.77

Less distributions from:
Net investment income	(0.23)		(0.17)	(0.17)	(0.32)	(0.26)	(0.27)
Net realized gains	0.00	(d)	—	(0.05)	(0.09)	(0.01)	(0.03)

Total distributions	(0.23)		(0.17)	(0.22)	(0.41)	(0.27)	(0.30)

Net asset value, end of period	$11.62		$10.47	$9.74	$ 9.87	$12.48	$11.18

TOTAL RETURN	13.43	%(b)	9.36%	1.40%	(18.21)%	14.23%	7.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$795,642		$672,342	$479,735	$277,700	$181,152	$45,193
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.45	%(c)	0.46%	0.51%	0.48%	0.50%	0.70%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.25%	0.26%	0.32%
Ratio of net investment income to average net assets	2.88	%(c)	1.80%	2.41%	2.87%	2.42%	2.66%
Portfolio turnover rate	4	%(b)	16%	27%	20%	20%	1%

78	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2020 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.04		$8.43	$8.58	$10.89	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.16	0.18	0.28	0.13
Net realized and unrealized gain (loss) on total investments	1.02		0.64	(0.09)	(2.16)	0.76

Total gain (loss) from investment operations	1.21		0.80	0.09	(1.88)	0.89

Less distributions from:
Net investment income	(0.26)		(0.19)	(0.19)	(0.34)	—
Net realized gains	0.00	(d)	—	(0.05)	(0.09)	—

Total distributions	(0.26)		(0.19)	(0.24)	(0.43)	—

Net asset value, end of period	$9.99		$9.04	$8.43	$ 8.58	$10.89

TOTAL RETURN	13.64	%(b)	9.63%	1.66%	(17.95)%	8.90	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$175,206		$51,076	$16,959	$5,618	$1,472
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.15	%(c)	0.16%	0.21%	0.19%	0.43	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	3.03	%(c)	1.86%	2.45%	2.91%	1.83	%(c)
Portfolio turnover rate	4	%(b)	16%	27%	20%	20%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	79

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2020 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.04		$8.43	$8.43

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20		0.10	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.00		0.70	—

Total gain (loss) from investment operations	1.20		0.80	0.00	(d)

Less distributions from:
Net investment income	(0.26)		(0.19)	—
Net realized gains	0.00	(d)	—	—

Total distributions	(0.26)		(0.19)	—

Net asset value, end of period	$9.98		$9.04	$8.43

TOTAL RETURN	13.47	%(b)	9.59%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$84,846		$38,234	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	3.09	%(c)	1.16%	0.00	%(c)
Portfolio turnover rate	4	%(b)	16%	27%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended May 31, 2011 and September 30, 2010 were 0.42% and 0.42%, respectively.

†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.
§	The Premier Class commenced operations on September 30, 2009.

80	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2025 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.25		$ 9.51	$9.75	$12.62	$11.24	$10.75

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21		0.16	0.18	0.30	0.26	0.25
Net realized and unrealized gain (loss) on total investments	1.28		0.74	(0.21)	(2.78)	1.42	0.55

Total gain (loss) from investment operations	1.49		0.90	(0.03)	(2.48)	1.68	0.80

Less distributions from:
Net investment income	(0.22)		(0.16)	(0.15)	(0.31)	(0.28)	(0.28)
Net realized gains	—		—	(0.06)	(0.08)	(0.02)	(0.03)

Total distributions	(0.22)		(0.16)	(0.21)	(0.39)	(0.30)	(0.31)

Net asset value, end of period	$11.52		$10.25	$9.51	$ 9.75	$12.62	$11.24

TOTAL RETURN	14.74	%(b)	9.55%	0.08%	(20.25)%	15.18%	7.59%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$750,162		$630,705	$447,297	$246,043	$143,559	$34,164
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.45	%(c)	0.46%	0.52%	0.49%	0.53%	0.73%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	2.86	%(c)	1.67%	2.27%	2.64%	2.12%	2.25%
Portfolio turnover rate	4	%(b)	15%	22%	17%	25%	3%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	81

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2025 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.78		$8.17	$8.41	$10.93	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.14	0.16	0.26	0.11
Net realized and unrealized gain (loss) on total investments	1.11		0.65	(0.17)	(2.37)	0.82

Total gain (loss) from investment operations	1.30		0.79	(0.01)	(2.11)	0.93

Less distributions from:
Net investment income	(0.25)		(0.18)	(0.17)	(0.33)	—
Net realized gains	—		—	(0.06)	(0.08)	—

Total distributions	(0.25)		(0.18)	(0.23)	(0.41)	—

Net asset value, end of period	$9.83		$8.78	$8.17	$8.41	$10.93

TOTAL RETURN	15.01	%(b)	9.76%	0.37%	(20.04)%	9.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$166,006		$50,809	$17,434	$5,096	$2,204
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.15	%(c)	0.16%	0.22%	0.19%	0.38	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	3.02	%(c)	1.72%	2.21%	2.63%	1.45	%(c)
Portfolio turnover rate	4	%(b)	15%	22%	17%	25%

82	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2025 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.76		$8.17	$8.17

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20		0.08	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.08		0.68	—

Total gain (loss) from investment operations	1.28		0.76	0.00	(d)

Less distributions from:
Net investment income	(0.24)		(0.17)	—
Net realized gains	—		—	—

Total distributions	(0.24)		(0.17)	—

Net asset value, end of period	$9.80		$8.76	$8.17

TOTAL RETURN	14.88	%(b)	9.47%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$84,577		$36,184	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	3.13	%(c)	0.97%	0.00	%(c)
Portfolio turnover rate	4	%(b)	15%	22%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended May 31, 2011 and September 30, 2010 were 0.43% and 0.43%, respectively.

†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.
§	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	83

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2030 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.01		$9.28	$9.65	$12.81	$11.30	$10.74

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20		0.14	0.16	0.28	0.24	0.23
Net realized and unrealized gain (loss) on total investments	1.40		0.73	(0.34)	(3.03)	1.55	0.63

Total gain (loss) from investment operations	1.60		0.87	(0.18)	(2.75)	1.79	0.86

Less distributions from:
Net investment income	(0.21)		(0.14)	(0.15)	(0.32)	(0.26)	(0.27)
Net realized gains	—		—	(0.04)	(0.09)	(0.02)	(0.03)

Total distributions	(0.21)		(0.14)	(0.19)	(0.41)	(0.28)	(0.30)

Net asset value, end of period	$11.40		$10.01	$9.28	$9.65	$12.81	$11.30

TOTAL RETURN	16.12	%(b)	9.51%	(1.41)%	(22.21)%	16.07%	8.20%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$717,292		$607,051	$429,188	$222,388	$128,768	$29,807
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.45	%(c)	0.46%	0.52%	0.50%	0.55%	0.85%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	2.74	%(c)	1.50%	2.05%	2.43%	1.94%	2.06%
Portfolio turnover rate	4	%(b)	14%	18%	17%	29%	0	%(f)

84	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2030 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.47		$7.87	$8.22	$10.96	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18		0.12	0.14	0.26	0.02
Net realized and unrealized gain (loss) on total investments	1.19		0.64	(0.28)	(2.58)	0.94

Total gain (loss) from investment operations	1.37		0.76	(0.14)	(2.32)	0.96

Less distributions from:
Net investment income	(0.23)		(0.16)	(0.17)	(0.33)	—
Net realized gains	—		—	(0.04)	(0.09)	—

Total distributions	(0.23)		(0.16)	(0.21)	(0.42)	—

Net asset value, end of period	$9.61		$8.47	$7.87	$8.22	$10.96

TOTAL RETURN	16.41	%(b)	9.80%	(1.14)%	(21.99)%	9.60	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$166,564		$45,757	$15,396	$4,003	$1,735
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.15	%(c)	0.16%	0.22%	0.19%	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	2.90	%(c)	1.52%	2.11%	2.68%	0.33	%(c)
Portfolio turnover rate	4	%(b)	14%	18%	17%	29%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	85

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2030 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.45		$7.87	$7.87

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18		0.06	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.18		0.68	—

Total gain (loss) from investment operations	1.36		0.74	0.00	(d)

Less distributions from:
Net investment income	(0.23)		(0.16)	—
Net realized gains	—		—	—

Total distributions	(0.23)		(0.16)	—

Net asset value, end of period	$9.58		$8.45	$7.87

TOTAL RETURN	16.28	%(b)	9.50%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$84,355		$32,600	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	3.02	%(c)	0.75%	0.00	%(c)
Portfolio turnover rate	4	%(b)	14%	18%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended May 31, 2011 and September 30, 2010 were 0.44% and 0.44%, respectively.

†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.
§	The Premier Class commenced operations on September 30, 2009.

86	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2035 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.96		$9.24	$9.68	$12.98	$11.38	$10.78

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.13	0.14	0.25	0.21	0.19
Net realized and unrealized gain (loss) on total investments	1.55		0.72	(0.38)	(3.16)	1.68	0.73

Total gain (loss) from investment operations	1.74		0.85	(0.24)	(2.91)	1.89	0.92

Less distributions from:
Net investment income	(0.19)		(0.13)	(0.16)	(0.31)	(0.27)	(0.28)
Net realized gains	—		—	(0.04)	(0.08)	(0.02)	(0.04)

Total distributions	(0.19)		(0.13)	(0.20)	(0.39)	(0.29)	(0.32)

Net asset value, end of period	$11.51		$9.96	$9.24	$ 9.68	$12.98	$11.38

TOTAL RETURN	17.68	%(b)	9.33%	(1.94)%	(23.10)%	16.91%	8.62%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$716,085		$598,803	$421,832	$197,256	$102,014	$19,426
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.45	%(c)	0.46%	0.51%	0.51%	0.60%	1.03%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	2.61	%(c)	1.33%	1.86%	2.22%	1.72%	1.76%
Portfolio turnover rate	7	%(b)	11%	15%	17%	24%	1%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	87

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2035 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.34		$7.75	$8.16	$11.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17		0.11	0.12	0.23	0.07
Net realized and unrealized gain (loss) on total investments	1.30		0.63	(0.31)	(2.66)	0.93

Total gain (loss) from investment operations	1.47		0.74	(0.19)	(2.43)	1.00

Less distributions from:
Net investment income	(0.22)		(0.15)	(0.18)	(0.33)	—
Net realized gains	—		—	(0.04)	(0.08)	—

Total distributions	(0.22)		(0.15)	(0.22)	(0.41)	—

Net asset value, end of period	$9.59		$8.34	$7.75	$8.16	$11.00

TOTAL RETURN	17.84	%(b)	9.67%	(1.67)%	(22.94)%	10.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$170,381		$42,535	$14,247	$3,569	$1,432
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.15	%(c)	0.16%	0.21%	0.21%	0.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	2.76	%(c)	1.33%	1.87%	2.35%	0.90	%(c)
Portfolio turnover rate	7	%(b)	11%	15%	17%	24%

88 2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2035 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.33		$7.75	$7.75

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17		0.04	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.28		0.69	—

Total gain (loss) from investment operations	1.45		0.73	0.00	(d)

Less distributions from:
Net investment income	(0.21)		(0.15)	—
Net realized gains	—		—	—

Total distributions	(0.21)		(0.15)	—

Net asset value, end of period	$9.57		$8.33	$7.75

TOTAL RETURN	17.68	%(b)	9.50%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$85,514		$37,314	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	2.85	%(c)	0.51%	0.00	%(c)
Portfolio turnover rate	7	%(b)	11%	15%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended May 31, 2011 and September 30, 2010 were 0.45% and 0.45%, respectively.

†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.
§	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report 89

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2040 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.14		$9.40	$9.83	$13.16	$11.45	$10.81

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.13	0.15	0.26	0.20	0.17
Net realized and unrealized gain (loss) on total investments	1.60		0.75	(0.38)	(3.21)	1.82	0.79

Total gain (loss) from investment operations	1.79		0.88	(0.23)	(2.95)	2.02	0.96

Less distributions from:
Net investment income	(0.20)		(0.14)	(0.16)	(0.31)	(0.28)	(0.27)
Net realized gains	—		—	(0.04)	(0.07)	(0.03)	(0.05)

Total distributions	(0.20)		(0.14)	(0.20)	(0.38)	(0.31)	(0.32)

Net asset value, end of period	$11.73		$10.14	$9.40	$9.83	$13.16	$11.45

TOTAL RETURN	17.81	%(b)	9.42%	(1.91)%	(23.09)%	17.93%	9.04%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,070,202		$893,915	$639,490	$285,171	$141,996	$21,093
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.45	%(c)	0.45%	0.50%	0.48%	0.57%	1.19%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	2.60	%(c)	1.35%	1.84%	2.21%	1.59%	1.50%
Portfolio turnover rate	8	%(b)	10%	14%	16%	18%	17%

90 2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2040 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.40		$7.81	$8.21	$11.04	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17		0.11	0.12	0.23	0.06
Net realized and unrealized gain (loss) on total investments	1.32		0.63	(0.31)	(2.67)	0.98

Total gain (loss) from investment operations	1.49		0.74	(0.19)	(2.44)	1.04

Less distributions from:
Net investment income	(0.22)		(0.15)	(0.17)	(0.32)	—
Net realized gains	—		—	(0.04)	(0.07)	—

Total distributions	(0.22)		(0.15)	(0.21)	(0.39)	—

Net asset value, end of period	$9.67		$8.40	$7.81	$8.21	$11.04

TOTAL RETURN	18.01	%(b)	9.65%	(1.66)%	(22.87)%	10.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$221,307		$60,554	$21,359	$5,714	$2,414
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.20%	0.18%	0.44	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	2.79	%(c)	1.32%	1.86%	2.39%	0.78	%(c)
Portfolio turnover rate	8	%(b)	10%	14%	16%	18%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report 91

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2040 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.40		$7.81	$7.81

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17		0.04	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.31		0.70	—

Total gain (loss) from investment operations	1.48		0.74	0.00	(d)

Less distributions from:
Net investment income	(0.22)		(0.15)	—
Net realized gains	—		—	—

Total distributions	(0.22)		(0.15)	—

Net asset value, end of period	$9.66		$8.40	$7.81

TOTAL RETURN	17.83	%(b)	9.61%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$125,013		$49,852	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	2.81	%(c)	0.50%	0.00	%(c)
Portfolio turnover rate	8	%(b)	10%	14%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended May 31, 2011 and September 30, 2010 were 0.45% and 0.45%, respectively.

†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.
§	The Premier Class commenced operations on September 30, 2009.

92 2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2045 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	**

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.70		$7.14	$7.56	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.14		0.09	0.07	0.16
Net realized and unrealized gain (loss) on total investments	1.21		0.57	(0.33)	(2.38)

Total gain (loss) from investment operations	1.35		0.66	(0.26)	(2.22)

Less distributions from:
Net investment income	(0.15)		(0.10)	(0.12)	(0.22)
Net realized gains	—		—	(0.04)	—

Total distributions	(0.15)		(0.10)	(0.16)	(0.22)

Net asset value, end of period	$8.90		$7.70	$7.14	$ 7.56

TOTAL RETURN	17.65	%(b)	9.32%	(2.93)%	(22.69	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$130,113		$84,309	$30,587	$3,287
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.49	%(c)	0.64%	0.98%	6.60	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	2.40	%(c)	1.17%	1.21%	2.23	%(c)
Portfolio turnover rate	8	%(b)	18%	8%	27	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	93

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2045 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	**

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.73		$7.16	$7.57	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.13		0.09	0.12	0.26
Net realized and unrealized gain (loss) on total investments	1.24		0.59	(0.37)	(2.47)

Total gain (loss) from investment operations	1.37		0.68	(0.25)	(2.21)

Less distributions from:
Net investment income	(0.16)		(0.11)	(0.12)	(0.22)
Net realized gains	—		—	(0.04)	—

Total distributions	(0.16)		(0.11)	(0.16)	(0.22)

Net asset value, end of period	$8.94		$7.73	$7.16	$ 7.57

TOTAL RETURN	17.92	%(b)	9.58%	(2.68)%	(22.57	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$39,323		$7,970	$2,039	$780
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.19	%(c)	0.35%	0.70%	6.40	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	2.36	%(c)	1.29%	1.95%	3.55	%(c)
Portfolio turnover rate	8	%(b)	18%	8%	27	%(b)

94	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2045 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.72		$7.16	$7.16

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.14		0.06	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.22		0.61	—

Total gain from investment operations	1.36		0.67	0.00	(d)

Less distributions from:
Net investment income	(0.16)		(0.11)	—
Net realized gains	—		—	—

Total distributions	(0.16)		(0.11)	—

Net asset value, end of period	$8.92		$7.72	$7.16

TOTAL RETURN	17.76	%(b)	9.39%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$14,136		$2,975	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.34	%(c)	0.50%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	2.42	%(c)	0.79%	0.00	%(c)
Portfolio turnover rate	8	%(b)	18%	8%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended May 31, 2011 and September 30, 2010 were 0.46% and 0.45%, respectively.

**	The Fund commenced operations on November 30, 2007.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
§	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	95

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2050 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	**

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.71		$7.15	$7.62	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.13		0.09	0.08	0.20
Net realized and unrealized gain (loss) on total investments	1.23		0.57	(0.42)	(2.36)

Total gain (loss) from investment operations	1.36		0.66	(0.34)	(2.16)

Less distributions from:
Net investment income	(0.15)		(0.10)	(0.13)	(0.22)
Net realized gains	(0.06)		—	0.00 (d)	—

Total distributions	(0.21)		(0.10)	(0.13)	(0.22)

Net asset value, end of period	$8.86		$7.71	$7.15	$ 7.62

TOTAL RETURN	17.79	%(b)	9.38%	(4.08)%	(22.08	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$69,466		$40,745	$14,383	$1,973
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.53	%(c)	0.83%	1.45%	7.70	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	2.36	%(c)	1.16%	1.35%	2.75	%(c)
Portfolio turnover rate	8	%(b)	24%	18%	73	%(b)

96	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2050 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	**

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.75		$7.18	$7.64	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.14		0.10	0.12	0.27
Net realized and unrealized gain (loss) on total investments	1.23		0.58	(0.45)	(2.41)

Total gain (loss) from investment operations	1.37		0.68	(0.33)	(2.14)

Less distributions from:
Net investment income	(0.16)		(0.11)	(0.13)	(0.22)
Net realized gains	(0.06)		—	0.00 (d)	—

Total distributions	(0.22)		(0.11)	(0.13)	(0.22)

Net asset value, end of period	$8.90		$7.75	$7.18	$ 7.64

TOTAL RETURN	17.89	%(b)	9.63%	(3.81)%	(21.86	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$19,661		$5,599	$1,633	$783
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.24	%(c)	0.54%	1.18%	7.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	2.38	%(c)	1.35%	2.04%	3.55	%(c)
Portfolio turnover rate	8	%(b)	24%	18%	73	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	97

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2050 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.74		$7.18	$7.18

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.13		0.08	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.24		0.59	—

Total gain from investment operations	1.37		0.67	0.00	(d)

Less distributions from:
Net investment income	(0.16)		(0.11)	—
Net realized gains	(0.06)		—	—

Total distributions	(0.22)		(0.11)	—

Net asset value, end of period	$8.89		$7.74	$7.18

TOTAL RETURN	17.86	%(b)	9.45%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$6,904		$1,100	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.39	%(c)	0.70%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	2.37	%(c)	1.09%	0.00	%(c)
Portfolio turnover rate	8	%(b)	24%	18%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended May 31, 2011 and September 30, 2010 were 0.46% and 0.45%, respectively.

**	The Fund commenced operations on November 30, 2007.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
§	The Premier Class commenced operations on September 30, 2009.

98	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	concluded

LIFECYCLE 2055 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class		Institutional Class		Premier Class

	5/31/11	**	5/31/11	**	5/31/11	**

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.00	(d)	0.00	(d)	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.15)		(0.15)		(0.15)

Total gain (loss) from investment operations	(0.15)		(0.15)		(0.15)

Less distributions from:
Net investment income	—		—		—
Net realized gains	—		—		—

Total distributions	—		—		—

Net asset value, end of period	$ 9.85		$ 9.85		$ 9.85

TOTAL RETURN	(1.50	)%(b)	(1.50	)%(b)	(1.50	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$7,877		$985		$985
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	8.55	%(c)	8.94	%(c)	9.09	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.00	%(c)	0.15	%(c)
Ratio of net investment income to average net assets	0.23	%(c)	0.48	%(c)	0.33	%(c)
Portfolio turnover rate	1	%(b)	1	%(b)	1	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the period ended May 31, 2011 was 0.48%.
**	The Fund commenced operations on April 29, 2011.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	99

NOTES TO FINANCIAL STATEMENTS

TIAA-CREF LIFECYCLE FUNDS

Note 1—organization and significant accounting policies

The Lifecycle Funds (the “Funds,” each individually referred to as a “Fund”) are a sub-family of eleven funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Lifecycle 2055 Fund commenced operations on April 29, 2011 with a fiscal year end of May 31. The Funds, with the exception of the Lifecycle 2055 Fund, recently changed their fiscal year end from September 30 to May 31.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the

100	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

Statements of Operations. Realized gains and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees, and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2007-2011) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended May 31, 2011, permanent book and tax differences resulting primarily from dividend reclassifications and non-deductible distribution fees were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	101

NOTES TO FINANCIAL STATEMENTS

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended May 31, 2011, there were no significant transfers between levels by the Funds.

As of May 31, 2011, all of the investments in the Lifecycle Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Lifecycle Fund through at least September 30, 2012.

Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for

102	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms.

Under the terms of the distribution Rule 12b-1 plans, the Retirement Class of each Fund reimburses TPIS for amounts incurred up to 0.05% of average daily net assets to distribute the Retirement Class of each Fund and up to 0.25% of average daily net assets to distribute the Retail Class of the Retirement Income Fund. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class through September 30, 2012. This agreement may be terminated before this date with the approval of the Board. The Premier Class of the Funds have adopted a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class at the annual rate of 0.15% of average daily net assets attributable to the Premier Class shares.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as part of due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding acquired fund fees and extraordinary expenses) exceeds 0.25% of average daily net assets for the Retirement Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. In addition, a registered separate account of TIAA also has various sub-accounts that invest in the Funds. The following is the percentage of the Funds’ shares owned by TIAA as of May 31, 2011:

Fund	TIAA	TIAA Access

Lifecycle Retirement Income	10%	11%
Lifecycle 2010	—	6
Lifecycle 2015	—	7
Lifecycle 2020	—	6
Lifecycle 2025	—	6
Lifecycle 2030	—	6
Lifecycle 2035	—	6
Lifecycle 2040	—	5
Lifecycle 2045	1	8
Lifecycle 2050	2	10
Lifecycle 2055	100	—

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	103

NOTES TO FINANCIAL STATEMENTS

Note 4—investments

At May 31, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation	)

Lifecycle Retirement Income	$99,323,233	$9,270,637	$—	$9,270,637
Lifecycle 2010	606,632,445	42,301,582	—	42,301,582
Lifecycle 2015	796,878,737	75,121,599	—	75,121,599
Lifecycle 2020	944,281,632	107,747,259	—	107,747,259
Lifecycle 2025	882,534,064	114,076,666	—	114,076,666
Lifecycle 2030	840,025,494	124,274,002	—	124,274,002
Lifecycle 2035	823,534,528	143,482,483	—	143,482,483
Lifecycle 2040	1,190,766,449	219,234,965	(79,366)	219,155,599
Lifecycle 2045	154,236,523	27,604,772	—	27,604,772
Lifecycle 2050	81,796,788	13,464,880	—	13,464,880
Lifecycle 2055	10,001,522	4,427	(160,284)	(155,857)

Purchases and sales of securities (other than short-term money market instruments) for all of the Funds for the period ended May 31, 2011 were as follows:

Fund	Purchases	Sales

Lifecycle Retirement Income	$40,605,134	$5,832,769
Lifecycle 2010	115,555,274	45,460,913
Lifecycle 2015	182,638,389	39,403,883
Lifecycle 2020	237,615,317	36,205,992
Lifecycle 2025	221,126,702	36,074,716
Lifecycle 2030	214,869,956	36,701,573
Lifecycle 2035	238,655,175	60,351,172
Lifecycle 2040	345,458,080	103,842,366
Lifecycle 2045	80,880,731	11,487,955
Lifecycle 2050	44,750,715	5,854,437
Lifecycle 2055	10,062,000	60,000

104	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the period ended May 31, 2011 and years ended September 30, 2010 and 2009 were as follows:

	5/31/2011			9/30/2010

Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total

Lifecycle Retirement Income	$1,445,365	$—	$1,445,365	$1,061,663	$—	$1,061,663
Lifecycle 2010	14,162,691	—	14,162,691	8,898,659	—	8,898,659
Lifecycle 2015	17,272,248	—	17,272,248	9,604,380	—	9,604,380
Lifecycle 2020	19,198,692	304,999	19,503,691	9,521,786	—	9,521,786
Lifecycle 2025	17,734,625	—	17,734,625	8,463,215	—	8,463,215
Lifecycle 2030	16,116,855	—	16,116,855	7,475,360	—	7,475,360
Lifecycle 2035	15,166,815	—	15,166,815	6,915,307	—	6,915,307
Lifecycle 2040	22,445,700	—	22,445,700	10,459,635	—	10,459,635
Lifecycle 2045	2,212,243	—	2,212,243	580,431	—	580,431
Lifecycle 2050	1,119,822	425,235	1,545,057	284,089	—	284,089
Lifecycle 2055	—	—	—	—	—	—

	9/30/2009

Fund	Ordinary Income	Long-Term Capital Gains	Total

Lifecycle Retirement Income	$539,206	$—	$539,206
Lifecycle 2010	7,272,284	2,934,827	10,207,111
Lifecycle 2015	6,881,561	1,400,804	8,282,365
Lifecycle 2020	5,488,156	1,696,268	7,184,424
Lifecycle 2025	4,379,031	1,651,752	6,030,783
Lifecycle 2030	4,191,029	1,150,845	5,341,874
Lifecycle 2035	4,121,165	1,111,478	5,232,643
Lifecycle 2040	6,029,605	1,400,330	7,429,935
Lifecycle 2045	109,718	39,481	149,199
Lifecycle 2050	72,321	490	72,811
Lifecycle 2055	—	—	—

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report 105

NOTES TO FINANCIAL STATEMENTS

As of May 31, 2011, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryover	Total

Lifecycle Retirement Income	$208,916	$—	$9,270,639	$(332,299)	$9,147,256
Lifecycle 2010	6,237,387	—	42,301,584	(11,702,607)	36,836,364
Lifecycle 2015	5,249,866	7,624,739	75,121,598	—	87,996,203
Lifecycle 2020	5,627,831	8,311,136	107,747,260	—	121,686,227
Lifecycle 2025	4,608,723	7,698,799	114,076,665	—	126,384,187
Lifecycle 2030	2,956,166	5,842,870	124,274,001	—	133,073,037
Lifecycle 2035	1,488,711	6,831,487	143,482,482	—	151,802,680
Lifecycle 2040	2,098,493	9,025,144	219,155,599	—	230,279,236
Lifecycle 2045	212,458	—	27,604,771	(138,152)	27,679,077
Lifecycle 2050	103,138	—	13,464,880	(583,443)	12,984,575
Lifecycle 2055	2,421	—	(155,857)	(478)	(153,914)

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of capital loss carryovers, and the treatment of short term gain as ordinary income for tax purposes.

At May 31, 2011, the following Funds had capital loss carryovers, which will expire as follows:

	Date of Expiration

Fund	5/31/18	Total

Lifecycle Retirement Income	$332,299	$332,299
Lifecycle 2010	11,702,607	11,702,607
Lifecycle 2045	138,152	138,152
Lifecycle 2050	583,443	583,443

For the period ended May 31, 2011, the Lifecycle Retirement Income Fund, Lifecycle 2010 Fund, Lifecycle 2015 Fund, Lifecycle 2020 Fund, Lifecycle 2025 Fund, Lifecycle 2030 Fund, Lifecycle 2035 Fund, Lifecycle 2040 Fund, Lifecycle 2045 Fund, and Lifecycle 2050 Fund utilized $175,617, $6,386,176, $3,734,527, $2,274,024, $3,059,322, $5,217,251, $5,914,157, $11,031,581, $99,135, and $49,373, respectively, of their capital loss carryover available from prior years.

Due to large shifts in the ownership percentage of the Lifecycle 2050 Fund during the fiscal year ended September 30, 2009, the future utilization of the Lifecycle 2050 Fund’s capital losses and capital loss carryovers may be subject to limitations under the Internal Revenue Code and Regulations thereunder.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to

106 2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

concluded

the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For the period ended May 31, 2011, the Lifecycle 2055 Fund had a short-term capital loss carryover of $478, which was incurred in the short taxable year that began after December 22, 2010, and therefore is subject to the new rules under the Regulated Investment Company Modernization Act of 2010. This loss will be permitted to carryforward indefinitely until utilized.

Note 6—line of credit

Each of the Funds, except the Lifecycle 2055 Fund, participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended May 31, 2011, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 8—subsequent event

On June 28, 2011, the unsecured revolving credit facility was renewed and the line of credit amount was increased from $1 billion to $1.5 billion. In addition, the Lifecycle 2055 Fund now participates in the credit facility.

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report 107

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the
Lifecycle Funds of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifecycle 2010 Fund, Lifecycle 2015 Fund, Lifecycle 2020 Fund, Lifecycle 2025 Fund, Lifecycle 2030 Fund, Lifecycle 2035 Fund, Lifecycle 2040 Fund, Lifecycle 2045 Fund, Lifecycle 2050 Fund, Lifecycle 2055 Fund, and Lifecycle Retirement Income Fund (constituting the Lifecycle Funds of the TIAA-CREF Funds, hereafter referred to as the “Funds”), at May 31, 2011, the results of each of their operations for each of the periods presented and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2011 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 20, 2011

108 2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

TRUSTEES AND OFFICERS (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS  ▪  MAY 31, 2011
Disinterested trustees

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustees

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management), and member of asset allocation portfolio management team, GMO (2003–2005).	70

Director of GMO; Director, The Maine Coast Heritage Trust; Investment Committee Member, Maine Community Foundation, The Butler Conservation Fund, Inc, and the Elmina B. Sewall Foundation. Former Director and member of the Investment Committee of the Boston Athenaeum; Former Director of Appalachian Mountain Club.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc. and of certain funds advised by American Beacon Advisors, Inc.	70

Independent Director, The Lazard Funds Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc., Lazard World Dividend and Income Fund, Inc., and Member of the Board of Managers, Lazard Alternative Strategies Fund, LLC.

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007). Former Chief Operating Officer, DDJ Capital Management (2003–2006).	70	Director, Copper Rock Capital Partners, LLC (investment adviser).

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	109

TRUSTEES AND OFFICERS (UNAUDITED)	continued

TIAA-CREF LIFECYCLE FUNDS ▪ MAY 31, 2011
Disinterested trustees — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustees

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Former Acting Dean (2009), Vice Dean for Budget (2003–2006), and on the faculty (since 1989) of Harvard Law School.	70	Director, D2D Fund.

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	President and Founder (since 2006) of NLJ Advisors,Inc. (investment adviser). Former President and Managing Principal, Windermere Investment Associates (1997–2006).	70	None

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010) of First Eagle Investment Management, LLC. Former Principal, BAM Consulting, LLC (2003–2009). Former Independent Consultant for Merrill Lynch (2003–2009).	70

Director, Prudential plc; Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and the North Shore Land Alliance. Former Director, J. Sainsbury plc; International Advisory Board, British-American Business Council; Scottish and Newcastle plc (brewer); Governor’s Committee on Scholastic Achievement; William T. Grant Foundation; and Federal National Mortgage Association (Fannie Mae).

110	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	70	Director, NBER and the Alfred P. Sloan Foundation. Former Director, The Jeffrey Company and Jeflion Company (unregistered investment companies).

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee and Chairman of the Board	Indefinite term as Trustee; Chairman for term ending June 30, 2012. Trustee since 1999. Chairman of the Board since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	70	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust. Former Director, M&F Bancorp, Inc.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002). Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (since 2000); Professor, University of Texas at Austin (since 1987).	70

Member of the Governing Council, Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Texas Employee Retirement System. Former Director/Trustee, USAA Mutual Funds.

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	111

TRUSTEES AND OFFICERS (UNAUDITED)	continued

TIAA-CREF LIFECYCLE FUNDS ▪ MAY 31, 2011
Executive officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2009.

Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex (since 2009). Former Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Accounts VA-1 and VA-3. Managing Director, Senior Compliance Officer of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008) and Vice President, Senior Compliance Officer (since 2008) of Teachers Advisors, Inc. (“Advisors”). Former Managing Director/Director of Global Compliance, AIG Global Investment Group (2000–2008).

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2007.

Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007); and Executive Vice President of CREF and TIAA Separate Account VA-1 (since 1997), Executive Vice President, Asset Management (since 2010); Former Executive Vice President, Investments, Research Institute & Strategy (2009–2010), Executive Vice President, Head of Asset Management (2006–2009), and Executive Vice President and Chief Investment Officer (2005) of TIAA. Director of Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors and Manager of Investment Management (since 2004). Former Manager of TIAA Realty Capital Management, LLC (2004–2006), and Chief Investment Officer of TIAA (2004–2006) and the TIAA-CREF Fund Complex (2003–2006). Former Director of TIAA-CREF Life Insurance Company (1997–2006). Former Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006–2008).

Eugene Flood, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Executive Vice President	One-year term. Executive Vice President since 2011.

Executive Vice President, Diversified Business of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2011). President, Chief Executive Officer and Director, TIAA-CREF Redwood, LLC (“Redwood”) (since 2011). Director, Covariance Capital Management, Inc. (“Covariance”) (since 2011). Director of Kaspick & Company LLC (since 2011). Former President and Chief Executive Officer (2000–2010) and Director (1994–2010) of Smith Breeden Associates, Inc., an investment adviser. Former Trustee of the TIAA-CREF Fund Complex (2005–2011). Dean’s Advisory Committee of the Massachusetts Institute of Technology’s Sloan School of Management (since 2000).

112	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and TIAA Separate Account VA-1 (since 2009). Director of Advisors (since 2008). Former Chief Financial Officer, Van Kampen Funds (2005–2006).

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management of Advisors and Investment Management (since 2009). Former Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Former Senior Managing Director of Advisors and Investment Management (2006–2009); Former Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Former Director, TIAA-CREF Life Insurance Company (2006–2008). Former Director, TPIS, Advisors and Investment Management (2008) and Head of Risk Management of Advisors and Investment Management (2005–2006).

William J. Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/18/48	Senior Vice President and Corporate Secretary	One-year term. Senior Vice President since 2010 and Corporate Secretary since 2008.	Senior Vice President (since 2010) and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2008). Former Deputy General Counsel and Corporate Secretary, Bank of America (2005–2008).

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Human Resources (since 2010, 2005–2007) and Former Executive Vice President, Human Resources, and Corporate Services (2007–2010) of TIAA, and Executive Vice President of the TIAA- CREF Fund Complex (since 2003). Former Director, TIAA-CREF Life Insurance Company (2003–2006).

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	113

TRUSTEES AND OFFICERS (UNAUDITED)	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ MAY 31, 2011
Executive officers — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President and Chief Operating Officer (since 2010) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2008). Former Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), Executive Vice President, Institutional Client Services (2006–2008), and Senior Vice President, Pension Products (2003–2006) of TIAA. Director, Covariance (since 2010). Director of TCT Holdings, Inc. (since 2007). Manager (since 2006) and Former Executive Vice President (2006–2010), TIAA-CREF Enterprises, Inc. Director (since 2006) and Former President and CEO (2006–2010) of Redwood. Former Director of Tuition Financing (2008–2009).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President, Chief Marketing and Communications Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010). Former Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010). Former Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800 223-1200.

114	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (UNAUDITED)

BOARD APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT
FOR THE TIAA-CREF LIFECYCLE 2055 FUND OF THE TIAA-CREF FUNDS

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each series of the Trust. Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each series of the Trust will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE APPROVAL PROCESS

The Board held a meeting on March 31, 2011, at which it considered the initial approval of the Agreement with respect to the TIAA-CREF Lifecycle 2055 Fund (the “Fund”) using its previously established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with management and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract approval, and then helped to evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 31, 2011 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to management and the Fund, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to all Trustees with respect to the Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	115

APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (UNAUDITED)

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, expense comparison data regarding the proposed Retirement Class of the Fund, including data relating to the Fund’s proposed management fee rate and pro forma total expense ratio. Lipper also compared much of this data for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee and expense information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not management) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

In advance of the Board meeting held on March 31, 2011, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to approve the Agreement for the Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) a description of any proposed fee waiver or expense reimbursement arrangements; (2) a comparison of the Fund’s proposed fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (3) any “fall-out” benefits that were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Fund aside from TAI’s direct fee payments pursuant to the Agreement; (4) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any potential conflicts of interest identified by TAI in connection with rendering services to the Fund; (5) information as to any anticipated profit to be earned by TAI in connection with its services pursuant to the Agreement; (6) a copy of the Agreement and certain related service agreements between the Fund and affiliates of TAI; (7) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (8) a proposed narrative explanation of reasons why the Board should approve the Agreement.

In considering whether to approve the Agreement with respect to the Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services to be provided by TAI to the Fund; (2) the costs of the services to be provided to the Fund and the profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (3) the extent to which economies of scale are

116	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

anticipated to be realized as the Fund grows; (4) whether the fee schedule set forth in the Agreement reflects any such potential economies of scale for the benefit of Fund investors; (5) comparisons of services and fees with contracts entered into by TAI with other clients; and (6) any other benefits anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to approve the Agreement.

In reaching its decision regarding the approval of the Agreement for the Fund, the Board took into account the information described above, other information provided to the Board in connection with this process and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Trust. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the approval process under Section 15(c) of the 1940 Act and certain other legal authorities.

In deciding whether to approve the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to approve the Agreement for the Fund.

At its meeting on March 31, 2011, the Board voted unanimously to approve the Agreement for the Fund. Set forth below are the specific and general factors the Board considered in making this determination with respect to the Fund.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the existing Lifecycle Funds of the Trust since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Fund (which is part of a suite of funds of funds that invest their assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including selecting underlying funds and allocating the Fund’s assets among the underlying funds, conducting research, recommending investments and placing orders to buy and sell securities for the Fund’s investment portfolio; active daily monitoring of the Fund’s investment portfolio by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Fund to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Fund. The Board considered that TAI has carried out these responsibilities in

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	117

APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (UNAUDITED)

a competent and professional manner with respect to the existing Lifecycle Funds of the Trust.

In addition, the Board considered the nature and quality of non-portfolio management services to be provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

COST AND PROFITABILITY

The Board considered estimated financial and profitability data relating to TAI’s services to the Fund. In this connection, the Board considered estimated profit calculations both before and after taking into account the potential costs to be incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board considered that TAI does not anticipate initially earning a direct profit with respect to its services to the Fund, which is primarily due to a complete waiver of the Fund’s management fees and a reimbursement of all of its other expenses except for Retirement Class service fees and 12b-1 fees through at least September 30, 2012. The Board also considered that TAI may have indirect earnings with respect to the Fund based on the Fund’s proposed investment in affiliated underlying funds also managed by TAI. The Board concluded that TAI’s estimated direct and indirect profits would not be excessive in light of various relevant factors. The Board also acknowledged permanent and temporary waivers of management fees and reimbursements of expenses above specified amounts of certain TIAA-CREF Funds used as underlying investments for the Fund which would reduce the Fund’s indirect expenses.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the proposed management fee rate to be charged to the Fund under the Agreement (which, after waiver, would be zero through September 30, 2012) is lower than the management fee rates charged by comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Fund and its comparable mutual funds. Based on all factors considered, the Board concluded that the proposed fee rate under the Agreement with respect to the Fund is within an acceptable range in relation to those charged by comparable mutual funds.

118	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

ECONOMIES OF SCALE

The Board considered whether TAI is anticipated to experience economies of scale in connection with the operation of the Fund. In this connection, the Board considered that it was estimated that TAI would incur operating losses with respect to its services provided to the Fund and that TAI would waive its fees or reimburse the Fund for all of its expenses other than Retirement Class service fees and 12b-1 fees through at least September 30, 2012. Thus, the Board determined that the Fund’s proposed fee schedule would be reasonable in light of current economies of scale considerations and current asset levels.

FEE COMPARISON WITH OTHER TAI CLIENTS

The Board considered that TAI and its affiliates provide fund-of-funds management services to each of the Trust’s existing Lifecycle Funds, with the same expense arrangements as the Fund, each of the Trust’s Lifecycle Index Funds, with a partially waived annual management fee of 0.10% of average daily net assets, and to the Managed Allocation Fund of the Trust, which has no management fee. TAI also manages other asset allocation products, such as education savings plans (529 plans).

OTHER BENEFITS

The Board also considered additional benefits to the Fund and to TAI and its affiliates which could arise from the Agreement. For example, the Fund would benefit if TAI is willing to waive fees and make expense reimbursements to both the Fund and certain of the underlying funds in which the Fund will invest. In addition, TAI and its affiliates may benefit from the advisory relationship with the Fund to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. TAI may also benefit from the Fund’s investment in underlying funds that are also managed by TAI.

SPECIFIC FACTORS

The Board considered the following specific factors (among others) in connection with its determination to approve the Agreement with respect to the Fund. Where the Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the lowest expenses). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee and expense factors outlined below are based on the Retirement Class shares of the Fund. Because each of the Fund’s classes generally will have different nonadvisory expenses, the estimated expense

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	119

APPROVAL OF INVESTMENT MANAGEMENT	concluded
AGREEMENT (UNAUDITED)

information for the Fund’s other classes will differ from the estimated expense information shown below.
•

The Fund’s proposed annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2012, which means the Fund’s current management fee would be 0.00% of average daily net assets.

•	The Fund’s proposed management fees and total expenses (after waiver) would rank in the 1st quintile of the universe of comparable funds identified by Lipper for expense comparison purposes.

Based primarily on the foregoing factors and considerations, the Board approved the Agreement for the Fund.

120	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

IMPORTANT TAX INFORMATION (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS

For the period ended May 31, 2011, the Lifecycle Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long Term Capital Gains

Lifecycle Retirement Income	$—
Lifecycle 2010	—
Lifecycle 2015	—
Lifecycle 2020	304,999
Lifecycle 2025	—
Lifecycle 2030	—
Lifecycle 2035	—
Lifecycle 2040	—
Lifecycle 2045	—
Lifecycle 2050	425,235
Lifecycle 2055	—

For the period ended May 31, 2011, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Fund	Percentage

Lifecycle Retirement Income	21.87%
Lifecycle 2010	28.19
Lifecycle 2015	32.83
Lifecycle 2020	38.07
Lifecycle 2025	43.59
Lifecycle 2030	50.19
Lifecycle 2035	56.65
Lifecycle 2040	57.42
Lifecycle 2045	56.54
Lifecycle 2050	56.20

TIAA-CREF Lifecycle Funds ▪ 2011 Annual Report	121

IMPORTANT TAX INFORMATION (UNAUDITED)	concluded

TIAA-CREF LIFECYCLE FUNDS

For the period ended May 31, 2011, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage

Lifecycle Retirement Income	15.38%
Lifecycle 2010	19.69
Lifecycle 2015	23.01
Lifecycle 2020	26.68
Lifecycle 2025	30.54
Lifecycle 2030	35.19
Lifecycle 2035	39.73
Lifecycle 2040	40.34
Lifecycle 2045	39.83
Lifecycle 2050	39.70

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2011, which will be reported in conjunction with your 2011 Form 1099-DIV.

By early 2012, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

122	2011 Annual Report ▪ TIAA-CREF Lifecycle Funds

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HOW TO REACH US

TIAA-CREF WEBSITE
tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

FOR THE HEARING- OR SPEECH-IMPAIRED
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2011 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206

	730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA-CREF

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2011 ANNUAL REPORT

TIAA-CREF LIFECYCLE INDEX FUNDS
OF THE TIAA-CREF FUNDS

MAY 31, 2011

Audited financial statements

UNDERSTANDING YOUR LIFECYCLE INDEX FUNDS REPORT

This annual report reflects the change in the end of the fiscal year of the TIAA-CREF Lifecycle Index Funds (other than the 2055 Fund) from September 30 to May 31. Beginning with this report, the Lifecycle Index Funds will issue annual reports dated May 31 and semiannual reports dated November 30.
          This annual report contains information about the investment performance and holdings of the Lifecycle Index Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the eight months ended May 31, 2011. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad-based market index.
•	The portfolios of investments list the underlying funds in which each fund had investments as of May 31, 2011.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252. We urge you to read the prospectus carefully before investing.

2	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

INFORMATION FOR LIFECYCLE INDEX FUNDS INVESTORS

PORTFOLIO LISTINGS

The complete Lifecycle Index Funds’ portfolios of investments begin on page 34 of this report. You can also obtain complete lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.
You can obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Due to the recent changes in the fiscal year-ends of the Lifecycle Index Funds, future Form N-CSR filings will be available as of May 31 and November 30; Form N-Q filings will be available as of February 28 and August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

PROXY VOTING

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Index Funds and their underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

FUND MANAGEMENT

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	3

ABOUT THE FUNDS’ COMPOSITE BENCHMARKS

Each Lifecycle Index fund uses a composite benchmark that represents the four general market sectors in which each fund may invest: U.S. equity (stocks), international equity (foreign stocks), fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•

Russell 3000® Index (U.S. equity), which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

•

MSCI EAFE+EM Index* (international equity), which measures the performance of the leading stocks in 22 developed countries outside North America—in Europe, Australasia and the Far East—and in 21 emerging markets in Europe, Asia, Africa, Latin America and the Middle East.

•

Barclays Capital U.S. Aggregate Bond Index (fixed income), which measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

•

Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets), which measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers.

*	On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the funds’ composite benchmarks as the benchmark for the international equity market sector.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

4	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the Lifecycle Index Funds incur only one of two potential types of costs:

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.
•

However, they do incur ongoing costs, including management fees and other fund expenses. These include fees for the Lifecycle Index Funds and fees for the underlying funds; each Lifecycle Index fund bears its pro rata share of fees and expenses incurred by the underlying funds in which it invests.

The expense examples that appear in the tables on pages 6 through 9 are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.
          The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2010 to May 31, 2011) with the exception of the Lifecycle Index 2055 Fund. For the Life-cycle Index 2055 Fund, the fund’s actual expense ratio is based on the period from the fund’s inception date on April 29, 2011 through May 31, 2011.

ACTUAL EXPENSES

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in each fund’s entry in the tables shows a hypothetical account value and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.
          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	5

IMPORTANT INFORMATION ABOUT EXPENSES

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MAY 31, 2011

Lifecycle Index Funds—Retirement Class

	Beginning account value (12/1/10)	Ending account value (5/31/11)		Expenses paid during period (12/1/10–5/31/11)	*	Effective expenses paid during period (12/1/10–5/31/11)	†

Retirement Income Fund
actual return	$1,000.00	$1,073.30		$1.60		$2.22
5% annual hypothetical return	1,000.00	1,023.39		1.56		2.17

2010 Fund actual return	$1,000.00	$1,085.73		$1.66		$2.24
5% annual hypothetical return	1,000.00	1,023.34		1.61		2.17

2015 Fund actual return	$1,000.00	$1,094.59		$1.72		$2.30
5% annual hypothetical return	1,000.00	1,023.29		1.66		2.22

2020 Fund actual return	$1,000.00	$1,106.38		$1.79		$2.31
5% annual hypothetical return	1,000.00	1,023.24		1.72		2.22

2025 Fund actual return	$1,000.00	$1,116.86		$1.79		$2.27
5% annual hypothetical return	1,000.00	1,023.24		1.72		2.17

2030 Fund actual return	$1,000.00	$1,128.10		$1.80		$2.28
5% annual hypothetical return	1,000.00	1,023.24		1.72		2.17

2035 Fund actual return	$1,000.00	$1,139.39		$1.81		$2.24
5% annual hypothetical return	1,000.00	1,023.24		1.72		2.12

2040 Fund actual return	$1,000.00	$1,140.10		$1.81		$2.24
5% annual hypothetical return	1,000.00	1,023.24		1.72		2.12

2045 Fund actual return	$1,000.00	$1,140.16		$1.81		$2.24
5% annual hypothetical return	1,000.00	1,023.24		1.72		2.12

2050 Fund actual return	$1,000.00	$1,139.41		$1.81		$2.24
5% annual hypothetical return	1,000.00	1,023.24		1.72		2.12

2055 Fund actual return	$1,000.00	$987.00	‡	$0.30	‡	$0.38	‡
5% annual hypothetical return	1,000.00	1,023.19		1.77		2.22

*

The amounts in the “Expenses paid during period” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2011. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.31% for the Retirement Income Fund; 0.32% for the 2010 Fund; 0.33% for the 2015 Fund and 0.34% for the 2020, 2025, 2030, 2035, 2040, 2045 and 2050 Funds. For the Lifecycle Index 2055 Fund, the amount paid in the “Expenses paid during period” is based on the fund’s actual expense ratio from the inception date on April 29, 2011 through May 31, 2011, multiplied by the average fund value over the period, multiplied by 32/365 for the actual expenses and 182/365 for the

6	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

hypothetical expenses. There were 32 days in the period from the inception date to May 31, 2011 and 182 days in the six months ended May 31, 2011. The fund’s annual expense ratio for the 32-day period was 0.35% for the Retirement Class.

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.42% for the 2035, 2040, 2045 and 2050 Funds; 0.43% for the Retirement Income, 2010, 2025 and 2030 Funds; and 0.44% for the 2015 and 2020 Funds. For the 32-day period, the total annualized weighted average expense ratio was 0.44% for the 2055 Fund.

‡	The amounts shown are based on the period from the Lifecycle Index 2055 Fund’s inception date on April 29, 2011 through May 31, 2011.

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MAY 31, 2011

Lifecycle Index Funds—Institutional Class

	Beginning account value (12/1/10)	Ending account value (5/31/11)		Expenses paid during period (12/1/10–5/31/11)	*	Effective expenses paid during period (12/1/10–5/31/11)	†

Retirement Income Fund
actual return	$1,000.00	$1,073.53		$0.31		$0.93
5% annual hypothetical return	1,000.00	1,024.63		0.30		0.91

2010 Fund actual return	$1,000.00	$1,086.40		$0.36		$0.94
5% annual hypothetical return	1,000.00	1,024.58		0.35		0.91

2015 Fund actual return	$1,000.00	$1,097.09		$0.42		$0.99
5% annual hypothetical return	1,000.00	1,024.53		0.40		0.96

2020 Fund actual return	$1,000.00	$1,106.96		$0.42		$0.95
5% annual hypothetical return	1,000.00	1,024.53		0.40		0.91

2025 Fund actual return	$1,000.00	$1,118.41		$0.42		$0.90
5% annual hypothetical return	1,000.00	1,024.53		0.40		0.86

2030 Fund actual return	$1,000.00	$1,129.41		$0.48		$0.96
5% annual hypothetical return	1,000.00	1,024.48		0.45		0.91

2035 Fund actual return	$1,000.00	$1,140.64		$0.48		$0.91
5% annual hypothetical return	1,000.00	1,024.48		0.45		0.86

2040 Fund actual return	$1,000.00	$1,142.43		$0.48		$0.91
5% annual hypothetical return	1,000.00	1,024.48		0.45		0.86

2045 Fund actual return	$1,000.00	$1,141.64		$0.48		$0.91
5% annual hypothetical return	1,000.00	1,024.48		0.45		0.86

2050 Fund actual return	$1,000.00	$1,141.85		$0.48		$0.91
5% annual hypothetical return	1,000.00	1,024.48		0.45		0.86

2055 Fund actual return	$1,000.00	$987.00	‡	$0.09	‡	$0.17	‡
5% annual hypothetical return	1,000.00	1,024.43		0.50		0.96

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	7

IMPORTANT INFORMATION ABOUT EXPENSES

*

The amounts in the “Expenses paid during period” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2011. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.06% for the Retirement Income Fund; 0.07% for the 2010 Fund; 0.08% for the 2015, 2020 and 2025 Funds and 0.09% for the 2030, 2035, 2040, 2045 and 2050 Funds. For the Lifecycle Index 2055 Fund, the amount paid in the “Expenses paid during period” is based on the fund’s actual expense ratio from the inception date on April 29, 2011 through May 31, 2011, multiplied by the average fund value over the period, multiplied by 32/365 for the actual expenses and 182/365 for the hypothetical expenses. There were 32 days in the period from the inception date to May 31, 2011 and 182 days in the six months ended May 31, 2011. The fund’s annual expense ratio for the 32-day period was 0.10% for the Institutional Class.

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.17% for the 2025, 2035, 2040, 2045 and 2050 Funds; 0.18% for the Retirement Income, 2010, 2020 and 2030 Funds; and 0.19% for the 2015 Fund. For the 32-day period, the total annualized weighted average expense ratio was 0.19% for the 2055 Fund.

‡	The amounts shown are based on the period from the Lifecycle Index 2055 Fund’s inception date on April 29, 2011 through May 31, 2011.

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MAY 31, 2011

Lifecycle Index Funds—Premier Class

	Beginning account value (12/1/10)	Ending account value (5/31/11)	Expenses paid during period (12/1/10–5/31/11)	*	Effective expenses paid during period (12/1/10–5/31/11)	†

Retirement Income Fund
actual return	$1,000.00	$1,072.88	$1.09		$1.71
5% annual hypothetical return	1,000.00	1,023.88	1.06		1.66

2010 Fund actual return	$1,000.00	$1,085.19	$1.14		$1.72
5% annual hypothetical return	1,000.00	1,023.83	1.11		1.66

2015 Fund actual return	$1,000.00	$1,095.89	$1.20		$1.78
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.72

2020 Fund actual return	$1,000.00	$1,106.77	$1.21		$1.73
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.66

2025 Fund actual return	$1,000.00	$1,117.21	$1.21		$1.69
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.61

2030 Fund actual return	$1,000.00	$1,128.32	$1.27		$1.75
5% annual hypothetical return	1,000.00	1,023.73	1.21		1.66

2035 Fund actual return	$1,000.00	$1,140.48	$1.28		$1.71
5% annual hypothetical return	1,000.00	1,023.73	1.21		1.61

8	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

concluded

Lifecycle Index Funds—Premier Class

	Beginning account value (12/1/10)	Ending account value (5/31/11)		Expenses paid during period (12/1/10–5/31/11)	*	Effective expenses paid during period (12/1/10–5/31/11)	†

2040 Fund actual return	$1,000.00	$1,141.38		$1.28		$1.71
5% annual hypothetical return	1,000.00	1,023.73		1.21		1.61

2045 Fund actual return	$1,000.00	$1,140.46		$1.28		$1.71
5% annual hypothetical return	1,000.00	1,023.73		1.21		1.61

2050 Fund actual return	$1,000.00	$1,140.78		$1.28		$1.71
5% annual hypothetical return	1,000.00	1,023.73		1.21		1.61

2055 Fund actual return	$1,000.00	$987.00	‡	$0.22	‡	$0.30	‡
5% annual hypothetical return	1,000.00	1,023.68		1.26		1.72

*

The amounts in the “Expenses paid during period” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2011. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.21% for the Retirement Income Fund; 0.22% for the 2010 Fund; 0.23% for the 2015, 2020 and 2025 Funds and 0.24% for the 2030, 2035, 2040, 2045 and 2050 Funds. For the Lifecycle Index 2055 Fund, the amount paid in the “Expenses paid during period” is based on the fund’s actual expense ratio from the inception date on April 29, 2011 through May 31, 2011, multiplied by the average fund value over the period, multiplied by 32/365 for the actual expenses and 182/365 for the hypothetical expenses. There were 32 days in the period from the inception date to May 31, 2011 and 182 days in the six months ended May 31, 2011. The fund’s annual expense ratio for the 32-day period was 0.25% for the Premier Class.

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.32% for the 2025, 2035, 2040, 2045 and 2050 Funds; 0.33% for the Retirement Income, 2010, 2020 and 2030 Funds; and 0.34% for the 2015 Fund. For the 32-day period, the total annualized weighted average expense ratio was 0.34% for the 2055 Fund.

‡	The amounts shown are based on the period from the Lifecycle Index 2055 Fund’s inception date on April 29, 2011 through May 31, 2011.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	9

INVESTMENT RESULTS OF THE LIFECYCLE INDEX FUNDS

PERFORMANCE FOR THE EIGHT MONTHS ENDED MAY 31, 2011

All ten of the TIAA-CREF Lifecycle Index Funds that were in operation for the entire eight-month period slightly trailed their respective composite benchmarks after accounting for expenses. Returns for the Retirement Class ranged from 8.44% for the Retirement Income Fund to 17.06% for the 2040 Fund. The 2055 Fund, launched on April 29, 2011, posted a loss of 1.30% for the period ended May 31, 2011.
          The funds’ returns included deductions for expenses while those of their respective composite benchmarks did not.

Economic recovery slows

The nation’s gross domestic product, which measures the value of all goods and services produced in the United States, increased by a year-over-year rate of 2.3% in the first quarter of 2011, a decline from the 2.8% rate of the previous quarter. The pace of growth was slowed by persistent unemployment, a depressed housing sector and higher commodity prices, especially for oil.
          The Russell 3000® Index, which measures the broad U.S. stock market, jumped 20.85% for the eight months ended May 31, 2011. Foreign stocks also performed well but trailed U.S. issues. The MSCI EAFE (Europe, Australasia, Far East)+EM (Emerging Markets) Index, which measures stock performance in 22 developed nations outside North America and in 21 developing nations, gained 12.46% in dollar terms. During the reporting period, this index replaced the MSCI EAFE Index as the international equity component in the Lifecycle Index Funds’ composite benchmarks.

Bonds post modest gains

In the face of slow economic growth, the Federal Reserve maintained its target for the federal funds rate within a range of 0% to 0.25%. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) The Barclays Capital U.S. Aggregate Bond Index, which measures the broad market for investment-grade, fixed-rate bonds, returned 1.69% for the period.
          Commercial mortgage-backed securities posted a 5.7% gain, while corporate bonds returned 2.4%. Both U.S. Treasury and agency securities underperformed the Barclays Capital aggregate index for the eight months, returning –0.1% and 0.9%, respectively.
          Inflation-protected bonds returned 4.29%, as measured by the Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L).

All eleven funds closely track their benchmarks

The ten Lifecycle Index Funds operating for the entire period

10	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

posted returns that were within one-half of a percentage point of their respective composite benchmarks, with eight funds posting double-digit gains. The difference between the individual funds’ returns and those of their respective benchmarks ranged from 0.20 of a percentage point for the 2030 Fund to 0.40 of a point for the 2015 Fund.
          The 2055 Fund, which was launched on April 29, 2011, returned –1.30% versus –1.29% for its composite benchmark for the period ended May 31, 2011.
          The Lifecycle Index Funds can invest in four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and inflation-protected assets. The Lifecycle Index Funds do this by investing in various underlying mutual funds that in turn buy stocks, bonds and other securities in these market sectors.
          During the period, the Lifecycle Index Funds invested in the Institutional share class of the following TIAA-CREF Funds: the Equity Index Fund, which invests in the broad U.S. stock market; the International Equity Index Fund, which invests in a diversified portfolio of foreign stocks; the Emerging Markets Equity Index Fund, which invests in leading stocks in developing countries; the Bond Index Fund, which invests in the U.S. investment-grade, fixed-rate bond market; and the Inflation-Linked Bond Fund, which invests in inflation protected securities.
          During the eight-month period, the funds benefited from strong results from U.S. and international stocks. Those gains were partly offset by lower returns from the fixed-income sector. The Lifecycle Index Funds with larger allocations to the U.S. and international equity sectors produced better returns than those with smaller allocations.
          For example, the 2050 Fund, which held about 90% equities and 10% fixed income investments, posted a 17.01% gain, while the 2010 Fund, with a nearly equal mix of stocks and bonds, earned 9.98%. (All fund returns are for the Retirement Class.)

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	11

LIFECYCLE INDEX RETIREMENT INCOME FUND

PERFORMANCE AS OF MAY 31, 2011

Lifecycle Index Retirement Income Fund		Total return		Average annual total return

	Inception	8 months	1 year	since inception

Retirement Class	9/30/2009	8.44%	14.61%	10.29%
Institutional Class	9/30/2009	8.56	14.76	10.52
Premier Class	9/30/2009	8.40	14.51	10.33

Lifecycle Index
Retirement Income Fund
Composite Index*	9/30/2009	8.72	14.93	10.81

Broad-based market index
Barclays Capital U.S.
Aggregate Bond Index	9/30/2009	1.69	5.84	5.88

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*      As of the close of business on May 31, 2011, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 50.0% Barclays Capital U.S. Aggregate Bond Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE+EM Index; and 10.0% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

12	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 5/31/11

Equity
U.S. equity	30.0%	29.7%
International equity	10.0	9.8
Fixed income
Fixed income	50.0	50.1
Inflation-protected assets	10.0	10.0

Other assets & liabilities, net	—	0.4

Total	100.0	100.0

TARGET ALLOCATION

As of June 30, 2011

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	13

LIFECYCLE INDEX 2010 FUND

PERFORMANCE AS OF MAY 31, 2011

		Total return		Average annual total return

Lifecycle Index 2010 Fund	Inception	8 months	1 year	since inception

Retirement Class	9/30/2009	9.98%	16.55%	11.29%
Institutional Class	9/30/2009	10.14	16.71	11.56
Premier Class	9/30/2009	10.02	16.59	11.40

Lifecycle Index 2010 Fund
Composite Index*	9/30/2009	10.28	16.97	11.81

Broad-based market index
Barclays Capital U.S.
Aggregate Bond Index	9/30/2009	1.69	5.84	5.88

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*      As of the close of business on May 31, 2011, the Lifecycle Index 2010 Fund Composite Index consisted of: 44.5% Barclays Capital U.S. Aggregate Bond Index; 36.8% Russell 3000® Index; 12.3% MSCI EAFE+EM Index; and 6.4% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

14	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 5/31/11

Equity
U.S. equity	36.8%	36.8%
International equity	12.2	12.3
Fixed income
Fixed income	44.6	44.5
Inflation-protected assets	6.4	6.3

Other assets & liabilities, net	—	0.1

Total	100.0	100.0

TARGET ALLOCATION

As of June 30, 2011

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	15

LIFECYCLE INDEX 2015 FUND

PERFORMANCE AS OF MAY 31, 2011

		Total return		Average annual total return

Lifecycle Index 2015 Fund	Inception	8 months	1 year	since inception

Retirement Class	9/30/2009	11.18%	18.16%	12.03%
Institutional Class	9/30/2009	11.43	18.41	12.35
Premier Class	9/30/2009	11.41	18.29	12.19

Lifecycle Index 2015 Fund
Composite Index*	9/30/2009	11.58	18.65	12.62

Broad-based market index
Russell 3000® Index	9/30/2009	20.85	27.04	19.26

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on May 31, 2011, the Lifecycle Index 2015 Fund Composite Index consisted of: 42.4% Russell 3000 Index; 39.1% Barclays Capital U.S. Aggregate Bond Index; 14.1% MSCI EAFE+EM Index; and 4.4% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

16	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 5/31/11

Equity
U.S. equity	42.3%	42.2%
International equity	14.1	14.0
Fixed income
Fixed income	39.2	39.3
Inflation-protected assets	4.4	4.3

Other assets & liabilities, net	—	0.2

Total	100.0	100.0

TARGET ALLOCATION

As of June 30, 2011

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	17

LIFECYCLE INDEX 2020 FUND

PERFORMANCE AS OF MAY 31, 2011

		Total return		Average annual total return

Lifecycle Index 2020 Fund	Inception	8 months	1 year	since inception

Retirement Class	9/30/2009	12.58%	19.88%	12.91%
Institutional Class	9/30/2009	12.74	20.16	13.17
Premier Class	9/30/2009	12.72	19.92	13.01

Lifecycle Index 2020 Fund
Composite Index*	9/30/2009	12.93	20.39	13.45

Broad-based market index
Russell 3000® Index	9/30/2009	20.85	27.04	19.26

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on May 31, 2011, the Lifecycle Index 2020 Fund Composite Index consisted of: 48.4% Russell 3000 Index; 33.1% Barclays Capital U.S. Aggregate Bond Index; 16.1% MSCI EAFE+EM Index; and 2.4% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

18	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 5/31/11

Equity
U.S. equity	48.3%	48.2%
International equity	16.1	15.9
Fixed income
Fixed income	33.2	33.4
Inflation-protected assets	2.4	2.3

Other assets & liabilities, net	—	0.2

Total	100.0	100.0

TARGET ALLOCATION

As of June 30, 2011

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	19

LIFECYCLE INDEX 2025 FUND

PERFORMANCE AS OF MAY 31, 2011

		Total return		Average annual total return

Lifecycle Index 2025 Fund	Inception	8 months	1 year	since inception

Retirement Class	9/30/2009	14.06%	21.59%	13.77%
Institutional Class	9/30/2009	14.21	21.86	14.03
Premier Class	9/30/2009	14.09	21.74	13.87

Lifecycle Index 2025 Fund
Composite Index*	9/30/2009	14.29	22.13	14.26

Broad-based market index
Russell 3000® Index	9/30/2009	20.85	27.04	19.26

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on May 31, 2011, the Lifecycle Index 2025 Fund Composite Index consisted of: 54.4% Russell 3000 Index; 27.1% Barclays Capital U.S. Aggregate Bond Index; 18.1% MSCI EAFE+EM Index; and 0.4% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

20	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 5/31/11

Equity
U.S. equity	54.3%	54.1%
International equity	18.1	18.0
Fixed income
Fixed income	27.2	27.3
Inflation-protected assets	0.4	0.3

Other assets & liabilities, net	—	0.3

Total	100.0	100.0

TARGET ALLOCATION

As of June 30, 2011

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	21

LIFECYCLE INDEX 2030 FUND

PERFORMANCE AS OF MAY 31, 2011

		Total return		Average annual total return

Lifecycle Index 2030 Fund	Inception	8 months	1 year	since inception

Retirement Class	9/30/2009	15.52%	23.38%	14.64%
Institutional Class	9/30/2009	15.64	23.73	14.95
Premier Class	9/30/2009	15.54	23.51	14.73

Lifecycle Index 2030 Fund
Composite Index*	9/30/2009	15.72	23.92	15.10

Broad-based market index
Russell 3000® Index	9/30/2009	20.85	27.04	19.26

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on May 31, 2011, the Lifecycle Index 2030 Fund Composite Index consisted of: 60.4% Russell 3000 Index; 20.1% MSCI EAFE+EM Index; and 19.5% Barclays Capital U.S. Aggregate Bond Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

22	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 5/31/11

Equity
U.S. equity	60.3%	60.2%
International equity	20.1	20.0
Fixed income	19.6	19.6

Other assets & liabilities, net	—	0.2

Total	100.0	100.0

TARGET ALLOCATION

As of June 30, 2011

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	23

LIFECYCLE INDEX 2035 FUND

PERFORMANCE AS OF MAY 31, 2011

		Total return		Average annual total return

Lifecycle Index 2035 Fund	Inception	8 months	1 year	since inception

Retirement Class	9/30/2009	16.89%	25.10%	15.42%
Institutional Class	9/30/2009	17.12	25.45	15.73
Premier Class	9/30/2009	17.00	25.33	15.57

Lifecycle Index 2035 Fund
Composite Index*	9/30/2009	17.15	25.74	15.92

Broad-based market index
Russell 3000® Index	9/30/2009	20.85	27.04	19.26

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on May 31, 2011, the Lifecycle Index 2035 Fund Composite Index consisted of: 66.4% Russell 3000 Index; 22.1% MSCI EAFE+EM Index; and 11.5% Barclays Capital U.S. Aggregate Bond Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

24	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 5/31/11

Equity
U.S. equity	66.3%	66.4%
International equity	22.1	21.9
Fixed income	11.6	11.5

Other assets & liabilities, net	—	0.2

Total	100.0	100.0

TARGET ALLOCATION

As of June 30, 2011

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	25

LIFECYCLE INDEX 2040 FUND

PERFORMANCE AS OF MAY 31, 2011

		Total return		Average annual total return

Lifecycle Index 2040 Fund	Inception	8 months	1 year	since inception

Retirement Class	9/30/2009	17.06%	25.26%	15.51%
Institutional Class	9/30/2009	17.19	25.62	15.82
Premier Class	9/30/2009	17.08	25.41	15.60

Lifecycle Index 2040 Fund
Composite Index*	9/30/2009	17.27	25.88	16.00

Broad-based market index
Russell 3000® Index	9/30/2009	20.85	27.04	19.26

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on May 31, 2011, the Lifecycle Index 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

26	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 5/31/11

Equity
U.S. equity	67.5%	67.5%
International equity	22.5	22.2
Fixed income	10.0	10.1

Other assets & liabilities, net	—	0.2

Total	100.0	100.0

TARGET ALLOCATION

As of June 30, 2011

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	27

LIFECYCLE INDEX 2045 FUND

PERFORMANCE AS OF MAY 31, 2011

		Total return		Average annual total return

Lifecycle Index 2045 Fund	Inception	8 months	1 year	since inception

Retirement Class	9/30/2009	16.98%	25.36%	15.50%
Institutional Class	9/30/2009	17.13	25.63	15.76
Premier Class	9/30/2009	17.01	25.38	15.60

Lifecycle Index 2045 Fund
Composite Index*	9/30/2009	17.27	25.88	16.00

Broad-based market index
Russell 3000® Index	9/30/2009	20.85	27.04	19.26

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on May 31, 2011, the Lifecycle Index 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

28	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 5/31/11

Equity
U.S. equity	67.5%	67.2%
International equity	22.5	22.2
Fixed income	10.0	10.1

Other assets & liabilities, net	—	0.5

Total	100.0	100.0

TARGET ALLOCATION

As of June 30, 2011

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	29

LIFECYCLE INDEX 2050 FUND

PERFORMANCE AS OF MAY 31, 2011

		Total return		Average annual total return

Lifecycle Index 2050 Fund	Inception	8 months	1 year	since inception

Retirement Class	9/30/2009	17.01%	25.28%	15.51%
Institutional Class	9/30/2009	17.26	25.65	15.83
Premier Class	9/30/2009	17.04	25.43	15.62

Lifecycle Index 2050 Fund
Composite Index*	9/30/2009	17.27	25.88	16.00

Broad-based market index
Russell 3000® Index	9/30/2009	20.85	27.04	19.26

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on May 31, 2011, the Lifecycle Index 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

30	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 5/31/11

Equity
U.S. equity	67.5%	67.3%
International equity	22.5	22.1
Fixed income	10.0	10.0

Other assets & liabilities, net	—	0.6

Total	100.0	100.0

TARGET ALLOCATION

As of June 30, 2011

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	31

LIFECYCLE INDEX 2055 FUND

PERFORMANCE AS OF MAY 31, 2011

Lifecycle Index 2055 Fund		Total return

	Inception	since inception

Retirement Class	4/29/2011	–1.30%
Institutional Class	4/29/2011	–1.30
Premier Class	4/29/2011	–1.30

Lifecycle Index 2055 Fund
Composite Index*	4/29/2011	–1.29

Broad-based market index
Russell 3000® Index	4/29/2011	–1.14

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on May 31, 2011, the Lifecycle Index 2055 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

32	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception April 29, 2011)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 5/31/11

Equity
U.S. equity	67.5%	67.4%
International equity	22.5	22.5
Fixed income	10.0	10.1

Total	100.0	100.0

TARGET ALLOCATION

As of June 30, 2011

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	33

PORTFOLIO OF INVESTMENTS

LIFECYCLE INDEX RETIREMENT INCOME FUND ▪  MAY 31, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
461,008	TIAA-CREF Bond Index Fund		$4,826,753	50.1%

			4,826,753	50.1

INFLATION-PROTECTED ASSETS
83,689	TIAA-CREF Inflation-Linked Bond Fund		959,918	10.0

			959,918	10.0

INTERNATIONAL EQUITY
20,072	TIAA-CREF Emerging Markets Equity Index Fund		242,074	2.5
39,726	TIAA-CREF International Equity Index Fund		700,361	7.3

			942,435	9.8

U.S. EQUITY
276,330	TIAA-CREF Equity Index Fund		2,854,489	29.7

			2,854,489	29.7

	TOTAL TIAA-CREF FUNDS	(Cost $8,713,488)	9,583,595	99.6

	TOTAL PORTFOLIO	(Cost $8,713,488)	9,583,595	99.6
	OTHER ASSETS & LIABILITIES, NET		37,479	0.4

	NET ASSETS		$9,621,074	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

LIFECYCLE INDEX 2010 FUND ▪  MAY 31, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
2,466,534	TIAA-CREF Bond Index Fund		$25,824,608	44.5%

			25,824,608	44.5

INFLATION-PROTECTED ASSETS
318,854	TIAA-CREF Inflation-Linked Bond Fund		3,657,260	6.3

			3,657,260	6.3

INTERNATIONAL EQUITY
151,886	TIAA-CREF Emerging Markets Equity Index Fund		1,831,743	3.2
300,907	TIAA-CREF International Equity Index Fund		5,304,986	9.1

			7,136,729	12.3

U.S. EQUITY
2,067,930	TIAA-CREF Equity Index Fund		21,361,721	36.8

			21,361,721	36.8

	TOTAL TIAA-CREF FUNDS	(Cost $52,995,916)	57,980,318	99.9

	TOTAL PORTFOLIO	(Cost $52,995,916)	57,980,318	99.9
	OTHER ASSETS & LIABILITIES, NET		54,044	0.1

	NET ASSETS		$58,034,362	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

34	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE INDEX 2015 FUND ▪  MAY 31, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
3,202,929	TIAA-CREF Bond Index Fund		$33,534,671	39.3%

			33,534,671	39.3

INFLATION-PROTECTED ASSETS
322,922	TIAA-CREF Inflation-Linked Bond Fund		3,703,919	4.3

			3,703,919	4.3

INTERNATIONAL EQUITY
254,222	TIAA-CREF Emerging Markets Equity Index Fund		3,065,912	3.6
503,341	TIAA-CREF International Equity Index Fund		8,873,908	10.4

			11,939,820	14.0

U.S. EQUITY
3,485,912	TIAA-CREF Equity Index Fund		36,009,465	42.2

			36,009,465	42.2

	TOTAL TIAA-CREF FUNDS	(Cost $77,197,059)	85,187,875	99.8

	TOTAL PORTFOLIO	(Cost $77,197,059)	85,187,875	99.8
	OTHER ASSETS & LIABILITIES, NET		171,487	0.2

	NET ASSETS		$85,359,362	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

LIFECYCLE INDEX 2020 FUND ▪  MAY 31, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
3,396,956	TIAA-CREF Bond Index Fund		$35,566,130	33.4%

			35,566,130	33.4

INFLATION-PROTECTED ASSETS
218,010	TIAA-CREF Inflation-Linked Bond Fund		2,500,571	2.3

			2,500,571	2.3

INTERNATIONAL EQUITY
361,261	TIAA-CREF Emerging Markets Equity Index Fund		4,356,808	4.1
714,970	TIAA-CREF International Equity Index Fund		12,604,917	11.8

			16,961,725	15.9

U.S. EQUITY
4,974,594	TIAA-CREF Equity Index Fund		51,387,556	48.2

			51,387,556	48.2

	TOTAL TIAA-CREF FUNDS	(Cost $95,667,626)	106,415,982	99.8

	TOTAL PORTFOLIO	(Cost $95,667,626)	106,415,982	99.8
	OTHER ASSETS & LIABILITIES, NET		165,476	0.2

	NET ASSETS		$106,581,458	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	35

PORTFOLIO OF INVESTMENTS

LIFECYCLE INDEX 2025 FUND ▪  MAY 31, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
2,569,344	TIAA-CREF Bond Index Fund		$26,901,027	27.3%

			26,901,027	27.3

INFLATION-PROTECTED ASSETS
28,783	TIAA-CREF Inflation-Linked Bond Fund		330,145	0.3

			330,145	0.3

INTERNATIONAL EQUITY
377,254	TIAA-CREF Emerging Markets Equity Index Fund		4,549,686	4.6
746,875	TIAA-CREF International Equity Index Fund		13,167,414	13.4

			17,717,100	18.0

U.S. EQUITY
5,166,953	TIAA-CREF Equity Index Fund		53,374,627	54.1

			53,374,627	54.1

	TOTAL TIAA-CREF FUNDS	(Cost $87,570,655)	98,322,899	99.7

	TOTAL PORTFOLIO	(Cost $87,570,655)	98,322,899	99.7
	OTHER ASSETS & LIABILITIES, NET		281,529	0.3

	NET ASSETS		$98,604,428	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

LIFECYCLE INDEX 2030 FUND ▪  MAY 31, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
2,055,715	TIAA-CREF Bond Index Fund		$21,523,332	19.6%

			21,523,332	19.6

INTERNATIONAL EQUITY
468,870	TIAA-CREF Emerging Markets Equity Index Fund		5,654,574	5.1
928,532	TIAA-CREF International Equity Index Fund		16,370,027	14.9

			22,024,601	20.0

U.S. EQUITY
6,409,578	TIAA-CREF Equity Index Fund		66,210,941	60.2

			66,210,941	60.2

	TOTAL TIAA-CREF FUNDS	(Cost $96,519,737)	109,758,874	99.8

	TOTAL PORTFOLIO	(Cost $96,519,737)	109,758,874	99.8
	OTHER ASSETS & LIABILITIES, NET		221,304	0.2

	NET ASSETS		$109,980,178	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

36	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE INDEX 2035 FUND ▪  MAY 31, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
1,110,216	TIAA-CREF Bond Index Fund		$11,623,962	11.5%

			11,623,962	11.5

INTERNATIONAL EQUITY
470,912	TIAA-CREF Emerging Markets Equity Index Fund		5,679,198	5.6
932,093	TIAA-CREF International Equity Index Fund		16,432,803	16.3

			22,112,001	21.9

U.S. EQUITY
6,472,841	TIAA-CREF Equity Index Fund		66,864,443	66.4

			66,864,443	66.4

	TOTAL TIAA-CREF FUNDS	(Cost $87,379,979)	100,600,406	99.8

	TOTAL PORTFOLIO	(Cost $87,379,979)	100,600,406	99.8
	OTHER ASSETS & LIABILITIES, NET		237,998	0.2

	NET ASSETS		$100,838,404	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

LIFECYCLE INDEX 2040 FUND ▪  MAY 31, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
1,284,861	TIAA-CREF Bond Index Fund		$13,452,491	10.1%

			13,452,491	10.1

INTERNATIONAL EQUITY
626,811	TIAA-CREF Emerging Markets Equity Index Fund		7,559,336	5.7
1,240,244	TIAA-CREF International Equity Index Fund		21,865,500	16.5

			29,424,836	22.2

U.S. EQUITY
8,665,443	TIAA-CREF Equity Index Fund		89,514,031	67.5

			89,514,031	67.5

	TOTAL TIAA-CREF FUNDS	(Cost $114,073,905)	132,391,358	99.8

	TOTAL PORTFOLIO	(Cost $114,073,905)	132,391,358	99.8
	OTHER ASSETS & LIABILITIES, NET		312,263	0.2

	NET ASSETS		$132,703,621	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	37

PORTFOLIO OF INVESTMENTS

LIFECYCLE INDEX 2045 FUND ▪  MAY 31, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
326,144	TIAA-CREF Bond Index Fund		$3,414,731	10.1%

			3,414,731	10.1

INTERNATIONAL EQUITY
159,447	TIAA-CREF Emerging Markets Equity Index Fund		1,922,936	5.7
315,625	TIAA-CREF International Equity Index Fund		5,564,460	16.5

			7,487,396	22.2

U.S. EQUITY
2,184,674	TIAA-CREF Equity Index Fund		22,567,681	67.2

			22,567,681	67.2

	TOTAL TIAA-CREF FUNDS	(Cost $29,114,272)	33,469,808	99.5

	TOTAL PORTFOLIO	(Cost $29,114,272)	33,469,808	99.5
	OTHER ASSETS & LIABILITIES, NET		175,675	0.5

	NET ASSETS		$33,645,483	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

LIFECYCLE INDEX 2050 FUND ▪  MAY 31, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
216,471	TIAA-CREF Bond Index Fund		$2,266,452	10.0%

			2,266,452	10.0

INTERNATIONAL EQUITY
106,461	TIAA-CREF Emerging Markets Equity Index Fund		1,283,918	5.7
210,649	TIAA-CREF International Equity Index Fund		3,713,740	16.4

			4,997,658	22.1

U.S. EQUITY
1,472,147	TIAA-CREF Equity Index Fund		15,207,276	67.3

			15,207,276	67.3

	TOTAL TIAA-CREF FUNDS	(Cost $19,440,506)	22,471,386	99.4

	TOTAL PORTFOLIO	(Cost $19,440,506)	22,471,386	99.4
	OTHER ASSETS & LIABILITIES, NET		135,405	0.6

	NET ASSETS		$22,606,791	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

38	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE INDEX 2055 FUND ▪  MAY 31, 2011

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
95,337	TIAA-CREF Bond Index Fund		$998,178	10.1%

			998,178	10.1

INTERNATIONAL EQUITY
47,161	TIAA-CREF Emerging Markets Equity Index Fund		568,766	5.8
93,521	TIAA-CREF International Equity Index Fund		1,648,775	16.7

			2,217,541	22.5

U.S. EQUITY
644,156	TIAA-CREF Equity Index Fund		6,654,130	67.4

			6,654,130	67.4

	TOTAL TIAA-CREF FUNDS	(Cost $9,999,830)	9,869,849	100.0

	TOTAL PORTFOLIO	(Cost $9,999,830)	9,869,849	100.0
	OTHER ASSETS & LIABILITIES, NET		(4)	0.0

	NET ASSETS		$9,869,845	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	39

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF LIFECYCLE INDEX FUNDS  ▪  MAY 31, 2011

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

ASSETS
Affiliated investments, at value*	$9,583,595	$57,980,318	$85,187,875	$106,415,982	$98,322,899	$109,758,874
Cash	9,654	7,154	7,926	10,291	7,929	7,943
Receivable from Fund shares sold	34,728	269,009	282,504	235,523	375,234	655,196
Dividends and interest receivable	10,618	55,851	72,832	77,356	58,488	46,821
Due from affiliates	818	1,132	1,314	1,430	1,342	1,443
Other	87	272	366	417	382	440

Total assets	9,639,500	58,313,736	85,552,817	106,740,999	98,766,274	110,470,717

LIABILITIES
Management fees payable	78	550	922	1,296	1,196	1,477
Distribution fees payable	231	965	1,135	2,468	1,368	1,961
Due to affiliates	82	483	672	743	670	771
Payable for securities transactions	18,000	272,000	178,000	140,000	146,000	471,000
Accrued expenses & other payables	35	5,376	12,726	15,034	12,612	15,330

Total liabilities	18,426	279,374	193,455	159,541	161,846	490,539

NET ASSETS	$9,621,074	$58,034,362	$85,359,362	$106,581,458	$98,604,428	$109,980,178

NET ASSETS CONSIST OF:
Paid-in-capital	$8,724,858	$52,892,230	$77,079,207	$95,541,640	$87,603,115	$96,582,720
Undistributed net investment income (loss)	19,412	265,654	330,219	317,046	218,676	156,013
Accumulated net realized gain (loss) on total investments	6,697	(107,924)	(40,880)	(25,584)	30,393	2,308
Net unrealized appreciation (depreciation) on total investments	870,107	4,984,402	7,990,816	10,748,356	10,752,244	13,239,137

NET ASSETS	$9,621,074	$58,034,362	$85,359,362	$106,581,458	$98,604,428	$109,980,178

RETIREMENT CLASS:
Net assets	$341,566	$695,266	$1,879,886	$2,362,948	$1,125,231	$2,414,982
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	30,080	59,335	158,465	196,727	92,590	196,183

Net asset value per share	$11.36	$11.72	$11.86	$12.01	$12.15	$12.31

INSTITUTIONAL CLASS:
Net assets	$7,446,697	$49,572,620	$74,425,726	$84,548,960	$86,413,333	$91,910,306
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	655,509	4,217,777	6,254,354	7,019,976	7,092,146	7,443,758

Net asset value per share	$11.36	$11.75	$11.90	$12.04	$12.18	$12.35

PREMIER CLASS:
Net assets	$1,832,811	$7,766,476	$9,053,750	$19,669,550	$11,065,864	$15,654,890
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	161,442	661,970	762,375	1,636,854	909,676	1,270,526

Net asset value per share	$11.35	$11.73	$11.88	$12.02	$12.16	$12.32

* Affiliated investments, cost	$8,713,488	$52,995,916	$77,197,059	$95,667,626	$87,570,655	$96,519,737

40 2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report 41

STATEMENTS OF ASSETS AND LIABILITIES	concluded

TIAA-CREF LIFECYCLE INDEX FUNDS  ▪  MAY 31, 2011

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund

ASSETS
Affiliated investments, at value*	$100,600,406	$132,391,358	$33,469,808	$22,471,386	$9,869,849
Cash	6,474	8,510	9,706	6,531	58,917
Receivable from Fund shares sold	301,535	394,477	189,348	138,306	—
Dividends and interest receivable	25,293	29,437	7,401	4,972	2,197
Due from affiliates	1,355	1,634	941	861	11,506
Other	405	579	174	135	—

Total assets	100,935,468	132,825,995	33,677,378	22,622,191	9,942,469

LIABILITIES
Management fees payable	1,356	1,785	451	303	133
Distribution fees payable	973	1,400	537	284	129
Due to affiliates	681	991	211	139	95
Payable for securities transactions	82,000	99,000	29,000	14,000	61,000
Accrued expenses & other payables	12,054	19,198	1,696	674	11,267

Total liabilities	97,064	122,374	31,895	15,400	72,624

NET ASSETS	$100,838,404	$132,703,621	$33,645,483	$22,606,791	$9,869,845

NET ASSETS CONSIST OF:
Paid-in-capital	$87,508,746	$114,199,439	$29,271,496	$19,575,175	$9,999,871
Undistributed net investment income (loss)	66,940	74,409	17,191	11,940	1,123
Accumulated net realized gain (loss) on total investments	42,291	112,320	1,260	(11,204)	(1,168)
Net unrealized appreciation (depreciation) on total investments	13,220,427	18,317,453	4,355,536	3,030,880	(129,981)

NET ASSETS	$100,838,404	$132,703,621	$33,645,483	$22,606,791	$9,869,845

RETIREMENT CLASS:
Net assets	$1,596,762	$1,882,364	$595,599	$404,490	$986,803
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	128,319	150,815	48,083	32,669	100,000

Net asset value per share	$12.44	$12.48	$12.39	$12.38	$9.87

INSTITUTIONAL CLASS:
Net assets	$91,325,343	$119,510,417	$28,529,320	$19,744,158	$7,896,153
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,316,059	9,547,574	2,296,926	1,590,278	800,000

Net asset value per share	$12.48	$12.52	$12.42	$12.42	$9.87

PREMIER CLASS:
Net assets	$7,916,299	$11,310,840	$4,520,564	$2,458,143	$986,889
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	635,584	905,747	364,517	198,399	100,000

Net asset value per share	$12.46	$12.49	$12.40	$12.39	$9.87

* Affiliated investments, cost	$87,379,979	$114,073,905	$29,114,272	$19,440,506	$9,999,830

42 2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report 43

STATEMENTS OF OPERATIONS

TIAA-CREF LIFECYCLE INDEX FUNDS  ▪  FOR THE PERIOD OR YEAR ENDED

	Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund

	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

INVESTMENT INCOME
Dividends from affiliated investments	$146,713	$126,329	$908,717	$238,327	$1,270,087	$270,316

Total income	146,713	126,329	908,717	238,327	1,270,087	270,316

EXPENSES
Management fees	5,725	5,516	33,477	13,638	48,820	18,297
Distribution fees - Retirement Class	100	129	152	131	325	133
Distribution fees - Premier Class	1,590	388	6,810	416	8,556	416
Fund administration fees	450	455	2,664	1,031	3,842	1,370
Custody and accounting fees	7,464	13,228	7,463	13,237	7,461	13,235
Professional fees	16,112	18,512	16,506	18,578	16,708	18,566
Shareholder reports	249	15,460	14,056	15,310	21,469	16,285
Shareholder servicing - Retirement Class	629	765	905	773	1,771	784
Shareholder servicing - Institutional Class	113	136	177	158	199	157
Shareholder servicing - Premier Class	100	101	109	101	121	101
Trustee fees and expenses	19	68	342	120	500	163
Compliance fees	112	192	799	400	1,173	505
Interest expense	67	76	1,332	515	1,122	628
Registration fees	11,782	41,159	11,782	43,484	11,782	44,862
Other expenses	1,637	775	3,970	2,551	5,506	3,634

Total expenses	46,149	96,960	100,544	110,443	129,355	119,136
Less: Expenses reimbursed by the investment adviser	(38,236)	(90,609)	(59,346)	(95,937)	(70,031)	(99,957)
Fee waiver by investment adviser and TPIS	(2,115)	(1,312)	(10,195)	(3,548)	(12,327)	(4,831)

Net expenses	5,798	5,039	31,003	10,958	46,997	14,348

Net investment income (loss)	140,915	121,290	877,714	227,369	1,223,090	255,968

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM AFFILIATED INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	17,926	16,129	31,866	(115,035)	46,545	(66,885)
Realized gain distributions from affiliated investments	578	—	3,261	—	3,793	—

Net realized gain (loss) from affiliated investments	18,504	16,129	35,127	(115,035)	50,338	(66,885)

Net change in unrealized appreciation (depreciation) from affiliated investments	537,002	333,105	3,781,774	1,202,628	6,375,094	1,615,722

Net realized and unrealized gain (loss) from affiliated investments	555,506	349,234	3,816,901	1,087,593	6,425,432	1,548,837

Net increase (decrease) in net assets resulting from operations	$696,421	$470,524	$4,694,615	$1,314,962	$7,648,522	$1,804,805

44 2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report 45

STATEMENTS OF OPERATIONS	continued

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

	Lifecycle Index 2020 Fund		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund

	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

INVESTMENT INCOME
Dividends from affiliated investments	$ 1,538,651	$ 243,826	$ 1,412,023	$ 195,703	$ 1,580,515	$ 174,314

Total income	1,538,651	243,826	1,412,023	195,703	1,580,515	174,314

EXPENSES
Management fees	60,076	19,369	54,786	18,258	62,063	21,475
Distribution fees - Retirement Class	380	132	223	133	399	144
Distribution fees - Premier Class	17,540	479	9,799	469	13,766	437
Fund administration fees	4,668	1,391	4,246	1,337	4,826	1,578
Custody and accounting fees	7,461	13,235	7,462	13,232	7,464	13,228
Professional fees	16,715	18,569	16,677	18,605	16,752	18,596
Shareholder reports	25,237	16,522	23,070	17,247	25,505	19,141
Shareholder servicing - Retirement Class	2,046	778	1,305	785	2,142	840
Shareholder servicing - Institutional Class	210	157	216	144	186	220
Shareholder servicing - Premier Class	129	101	120	101	123	101
Trustee fees and expenses	616	166	577	143	638	188
Compliance fees	1,422	529	1,301	491	1,464	600
Interest expense	1,156	685	988	662	1,075	782
Registration fees	11,782	45,093	11,782	44,118	11,782	45,776
Other expenses	7,105	3,919	6,141	3,752	6,541	4,246

Total expenses	156,543	121,125	138,693	119,477	154,726	127,352
Less: Expenses reimbursed by the investment adviser	(76,647)	(100,818)	(72,771)	(100,283)	(76,505)	(104,908)
Fee waiver by investment adviser and TPIS	(11,828)	(5,165)	(10,644)	(4,883)	(8,808)	(5,720)

Net expenses	68,068	15,142	55,278	14,311	69,413	16,724

Net investment income (loss)	1,470,583	228,684	1,356,745	181,392	1,511,102	157,590

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM AFFILIATED INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	60,587	(68,637)	86,289	(43,899)	117,059	(98,242)
Realized gain distributions from affiliated investments	3,820	—	2,861	—	2,251	—

Net realized gain (loss) from affiliated investments	64,407	(68,637)	89,150	(43,899)	119,310	(98,242)

Net change in unrealized appreciation (depreciation) from affiliated investments	8,856,442	1,891,914	8,980,968	1,771,276	11,189,807	2,049,330

Net realized and unrealized gain (loss) from affiliated investments	8,920,849	1,823,277	9,070,118	1,727,377	11,309,117	1,951,088

Net increase (decrease) in net assets resulting from operations	$10,391,432	$2,051,961	$10,426,863	$1,908,769	$12,820,219	$2,108,678

46 2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report 47

STATEMENTS OF OPERATIONS	continued

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

	Lifecycle Index 2035 Fund		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund

	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

INVESTMENT INCOME
Dividends from affiliated investments	$1,441,958	$124,339	$1,934,545	$156,095	$457,048	$90,402

Total income	1,441,958	124,339	1,934,545	156,095	457,048	90,402

EXPENSES
Management fees	56,669	19,952	76,039	30,520	18,281	8,842
Distribution fees - Retirement Class	325	138	332	138	149	134
Distribution fees - Premier Class	6,729	450	9,723	476	3,427	398
Fund administration fees	4,420	1,437	5,944	2,312	1,396	680
Custody and accounting fees	7,464	13,228	7,463	13,226	7,464	13,228
Professional fees	16,829	18,580	16,676	18,704	16,210	18,536
Shareholder reports	23,655	17,377	35,635	24,304	5,892	16,002
Shareholder servicing - Retirement Class	1,772	809	1,806	809	888	788
Shareholder servicing - Institutional Class	188	211	243	178	153	152
Shareholder servicing - Premier Class	119	101	123	101	105	101
Trustee fees and expenses	589	171	756	312	180	83
Compliance fees	1,345	547	1,873	877	426	254
Interest expense	963	679	1,160	1,056	194	185
Registration fees	11,782	45,776	11,782	45,776	11,782	41,732
Other expenses	5,697	3,943	5,966	5,790	2,677	1,625

Total expenses	138,546	123,399	175,521	144,579	69,224	102,740
Less: Expenses reimbursed by the investment adviser	(73,199)	(102,500)	(87,767)	(113,088)	(46,623)	(93,017)
Fee waiver by investment adviser and TPIS	(7,996)	(5,310)	(10,785)	(8,022)	(2,608)	(2,260)

Net expenses	57,351	15,589	76,969	23,469	19,993	7,463

Net investment income (loss)	1,384,607	108,750	1,857,576	132,626	437,055	82,939

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM AFFILIATED INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	94,836	(43,383)	190,099	(61,250)	22,118	(15,891)
Realized gain distributions from affiliated investments	1,174	—	1,482	—	349	—

Net realized gain (loss) from affiliated investments	96,010	(43,383)	191,581	(61,250)	22,467	(15,891)

Net change in unrealized appreciation (depreciation) from affiliated investments	11,208,122	2,012,305	15,184,038	3,133,415	3,631,554	723,982

Net realized and unrealized gain (loss) from affiliated investments	11,304,132	1,968,922	15,375,619	3,072,165	3,654,021	708,091

Net increase (decrease) in net assets resulting from operations	$12,688,739	$2,077,672	$17,233,195	$3,204,791	$4,091,076	$791,030

48 2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report 49

STATEMENTS OF OPERATIONS	concluded

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

	Lifecycle Index 2050 Fund		Lifecycle Index 2055 Fund

	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the period April 29, 2011 to May 31, 2011

INVESTMENT INCOME
Dividends from affiliated investments	$298,930	$84,614	$2,197

Total income	298,930	84,614	2,197

EXPENSES
Management fees	12,233	6,922	859
Distribution fees - Retirement Class	112	131	43
Distribution fees - Premier Class	1,804	393	129
Fund administration fees	932	544	47
Custody and accounting fees	7,464	13,228	371
Professional fees	16,117	18,524	26,262
Shareholder reports	1,366	18,335	4,816
Shareholder servicing - Retirement Class	704	775	883
Shareholder servicing - Institutional Class	177	160	674
Shareholder servicing - Premier Class	102	101	668
Trustee fees and expenses	62	76	6
Compliance fees	278	210	15
Interest expense	99	98	—
Registration fees	11,782	41,459	36,684
Other expenses	2,291	1,129	1,834

Total expenses	55,523	102,085	73,291
Less: Expenses reimbursed by the investment adviser	(40,811)	(94,315)	(72,045)
Fee waiver by investment adviser and TPIS	(1,744)	(1,705)	(43)

Net expenses	12,968	6,065	1,203

Net investment income (loss)	285,962	78,549	994

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM AFFILIATED INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	10,434	(17,202)	(1,168)
Realized gain distributions from affiliated investments	228	—	—

Net realized gain (loss) from affiliated investments	10,662	(17,202)	(1,168)

Net change in unrealized appreciation (depreciation) from affiliated investments	2,424,308	606,572	(129,981)

Net realized and unrealized gain (loss) from affiliated investments	2,434,970	589,370	(131,149)

Net increase (decrease) in net assets resulting from operations	$2,720,932	$667,919	$(130,155)

50 2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report 51

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFECYCLE INDEX FUNDS  ▪  FOR THE PERIOD OR YEAR ENDED

		Lifecycle Index Retirement Income Fund			Lifecycle Index 2010 Fund			Lifecycle Index 2015 Fund

		For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the period ended September 30, 2009 *	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the period ended September 30, 2009 *	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the period ended September 30, 2009 *

OPERATIONS
Net investment income (loss)		$140,915	$121,290	$(14)	$877,714	$227,369	$(14)	$1,223,090	$255,968	$(14)
Net realized gain (loss) from affiliated investments		18,504	16,129	—	35,127	(115,035)	—	50,338	(66,885)	—
Net change in unrealized appreciation (depreciation) from affiliated investments		537,002	333,105	—	3,781,774	1,202,628	—	6,375,094	1,615,722	—

Net increase (decrease) from operations		696,421	470,524	(14)	4,694,615	1,314,962	(14)	7,648,522	1,804,805	(14)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(3,806)	(4,962)	—	(5,101)	(1,096)	—	(6,081)	(916)	—
	Institutional Class	(96,605)	(111,108)	—	(686,469)	(52,381)	—	(951,241)	(56,496)	—
	Premier Class	(21,191)	(5,215)	—	(93,316)	(1,160)	—	(133,219)	(981)	—
From realized gains:	Retirement Class	(932)	—	—	(192)	—	—	(142)	—	—
	Institutional Class	(22,091)	—	—	(24,428)	—	—	(21,159)	—	—
	Premier Class	(4,913)	—	—	(3,396)	—	—	(3,032)	—	—

Total distributions		(149,538)	(121,285)	—	(812,902)	(54,637)	—	(1,114,874)	(58,393)	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	43,556	2,398	250,000	395,862	28,248	250,000	1,520,163	53,973	250,000
	Institutional Class	1,846,922	2,956,483	3,500,000	27,045,874	28,777,699	3,500,000	29,855,034	39,462,318	3,500,000
	Premier Class	1,596,773	482	250,000	7,398,737	477,085	250,000	9,090,168	479,702	250,000
Reinvestments of distributions:	Retirement Class	4,738	4,962	—	5,293	1,096	—	6,223	916	—
	Institutional Class	118,696	111,108	—	710,897	52,381	—	972,400	56,496	—
	Premier Class	26,104	5,215	—	96,712	1,160	—	136,251	980	—
Redemptions:	Retirement Class	—	(10)	—	(40,896)	(286)	—	(49,769)	(490)	—
	Institutional Class	(633,016)	(1,193,366)	—	(12,083,844)	(2,943,089)	—	(5,377,314)	(1,420,933)	—
	Premier Class	(166,069)	(10)	—	(1,028,280)	(2,311)	—	(1,706,673)	(129)	—

Net increase (decrease) from shareholder transactions		2,837,704	1,887,262	4,000,000	22,500,355	26,391,983	4,000,000	34,446,483	38,632,833	4,000,000

Net increase (decrease) in net assets		3,384,587	2,236,501	3,999,986	26,382,068	27,652,308	3,999,986	40,980,131	40,379,245	3,999,986
NET ASSETS
Beginning of period		6,236,487	3,999,986	—	31,652,294	3,999,986	—	44,379,231	3,999,986	—

End of period		$9,621,074	$6,236,487	$3,999,986	$58,034,362	$31,652,294	$3,999,986	$85,359,362	$44,379,231	$3,999,986

Undistributed net investment income (loss) included in net assets		$19,412	$99	$(14)	$265,654	$172,826	$(14)	$330,219	$197,670	$(14)

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	3,929	231	25,000	34,690	2,661	25,000	131,973	5,179	25,000
	Institutional Class	167,419	288,026	350,000	2,407,823	2,751,512	350,000	2,647,789	3,772,869	350,000
	Premier Class	148,798	46	25,000	675,875	44,629	25,000	832,680	44,914	25,000
Shares reinvested:	Retirement Class	438	484	—	480	108	—	560	90	—
	Institutional Class	10,960	10,823	—	64,393	5,146	—	87,289	5,539	—
	Premier Class	2,410	508	—	8,768	114	—	12,253	96	—
Shares redeemed:	Retirement Class	—	(1)	—	(3,578)	(28)	—	(4,289)	(48)	—
	Institutional Class	(57,020)	(114,700)	—	(1,076,003)	(285,093)	—	(472,208)	(136,925)	—
	Premier Class	(15,319)	(1)	—	(92,203)	(213)	—	(152,555)	(12)	—

Net increase (decrease) from shareholder transactions		261,615	185,416	400,000	2,020,245	2,518,836	400,000	3,083,492	3,691,702	400,000

* The Fund commenced operations on September 30, 2009.

52 2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report 53

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle Index 2020 Fund			Lifecycle Index 2025 Fund			Lifecycle Index 2030 Fund

		For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the period ended September 30, 2009 *	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the period ended September 30, 2009 *	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the period ended September 30, 2009 *

OPERATIONS
Net investment income (loss)		$1,470,583	$228,684	$(14)	$1,356,745	$181,392	$(14)	$1,511,102	$157,590	$(14)
Net realized gain (loss) from affiliated investments		64,407	(68,637)	—	89,150	(43,899)	—	119,310	(98,242)	—
Net change in unrealized appreciation (depreciation) from affiliated investments		8,856,442	1,891,914	—	8,980,968	1,771,276	—	11,189,807	2,049,330	—

Net increase (decrease) from operations		10,391,432	2,051,961	(14)	10,426,863	1,908,769	(14)	12,820,219	2,108,678	(14)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(5,768)	(1,018)	—	(6,641)	(1,158)	—	(12,705)	(919)	—
	Institutional Class	(1,056,701)	(58,364)	—	(1,099,015)	(60,081)	—	(1,220,880)	(63,350)	—
	Premier Class	(259,383)	(1,081)	—	(151,439)	(1,222)	—	(213,935)	(984)	—
From realized gains:	Retirement Class	(98)	—	—	(82)	—	—	(171)	—	—
	Institutional Class	(16,991)	—	—	(12,952)	—	—	(15,767)	—	—
	Premier Class	(4,266)	—	—	(1,824)	—	—	(2,822)	—	—

Total distributions		(1,343,207)	(60,463)	—	(1,271,953)	(62,461)	—	(1,466,280)	(65,253)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	1,988,304	32,462	250,000	829,392	52,596	250,000	1,856,345	179,463	250,000
	Institutional Class	29,339,797	47,324,288	3,500,000	28,994,503	46,351,206	3,500,000	26,823,688	52,485,244	3,500,000
	Premier Class	16,997,535	1,558,945	250,000	8,790,433	1,369,921	250,000	13,322,854	810,595	250,000
Reinvestments of distributions:	Retirement Class	5,866	1,017	—	6,723	1,158	—	12,876	919	—
	Institutional Class	1,073,692	58,364	—	1,111,967	60,080	—	1,236,647	63,350	—
	Premier Class	263,649	1,081	—	153,263	1,222	—	216,757	983	—
Redemptions:	Retirement Class	(27,364)	(1,113)	—	(96,906)	(2,162)	—	(36,004)	(5,331)	—
	Institutional Class	(4,766,517)	(1,070,393)	—	(2,908,221)	(463,595)	—	(2,613,162)	(1,083,125)	—
	Premier Class	(1,234,639)	(3,225)	—	(648,336)	(20)	—	(688,101)	(1,170)	—

Net increase (decrease) from shareholder transactions		43,640,323	47,901,426	4,000,000	36,232,818	47,370,406	4,000,000	40,131,900	52,450,928	4,000,000

Net increase (decrease) in net assets		52,688,548	49,892,924	3,999,986	45,387,728	49,216,714	3,999,986	51,485,839	54,494,353	3,999,986
NET ASSETS
Beginning of period		53,892,910	3,999,986	—	53,216,700	3,999,986		58,494,339	3,999,986

End of period		$106,581,458	$53,892,910	$3,999,986	$98,604,428	$53,216,700	$3,999,986	$109,980,178	$58,494,339	$3,999,986

Undistributed net investment income (loss) included in net assets		$317,046	$168,315	$(14)	$218,676	$119,026	$(14)	$156,013	$92,431	$(14)

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	170,427	3,113	25,000	70,231	5,073	25,000	156,136	17,462	25,000
	Institutional Class	2,566,756	4,516,336	350,000	2,516,968	4,412,675	350,000	2,306,577	4,993,686	350,000
	Premier Class	1,549,610	146,103	25,000	798,340	128,507	25,000	1,210,628	76,039	25,000
Shares reinvested:	Retirement Class	524	100	—	596	113	—	1,132	90	—
	Institutional Class	95,695	5,716	—	98,404	5,885	—	108,478	6,187	—
	Premier Class	23,540	106	—	13,575	120	—	19,030	96	—
Shares redeemed:	Retirement Class	(2,328)	(109)	—	(8,211)	(212)	—	(3,111)	(525)	—
	Institutional Class	(412,808)	(101,719)	—	(247,638)	(44,148)	—	(216,811)	(104,359)	—
	Premier Class	(107,207)	(297)	—	(55,864)	(2)	—	(60,159)	(109)	—

Net increase (decrease) from shareholder transactions		3,884,209	4,569,349	400,000	3,186,401	4,508,011	400,000	3,521,900	4,988,567	400,000

* The Fund commenced operations on September 30, 2009.

54 2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report 55

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle Index 2035 Fund			Lifecycle Index 2040 Fund			Lifecycle Index 2045 Fund

		For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the period ended September 30, 2009 *	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the period ended September 30, 2009 *	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the period ended September 30, 2009 *

OPERATIONS
Net investment income (loss)		$1,384,607	$108,750	$(14)	$1,857,576	$132,626	$(14)	$437,055	$82,939	$(14)
Net realized gain (loss) from affiliated investments		96,010	(43,383)	—	191,581	(61,250)	—	22,467	(15,891)	—
Net change in unrealized appreciation (depreciation) from affiliated investments		11,208,122	2,012,305	—	15,184,038	3,133,415	—	3,631,554	723,982	—

Net increase (decrease) from operations		12,688,739	2,077,672	(14)	17,233,195	3,204,791	(14)	4,091,076	791,030	(14)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(11,939)	(1,046)	—	(9,880)	(511)	—	(6,515)	(2,305)	—
	Institutional Class	(1,241,075)	(64,579)	—	(1,681,104)	(66,781)	—	(376,305)	(61,351)	—
	Premier Class	(106,763)	(1,110)	—	(157,036)	(575)	—	(54,051)	(2,370)	—
From realized gains:	Retirement Class	(94)	—	—	(100)	—	—	(82)	—	—
	Institutional Class	(9,415)	—	—	(16,352)	—	—	(4,565)	—	—
	Premier Class	(827)	—	—	(1,559)	—	—	(669)	—	—

Total distributions		(1,370,113)	(66,735)	—	(1,866,031)	(67,867)	—	(442,187)	(66,026)	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	1,117,713	129,980	250,000	1,407,126	121,564	250,000	214,514	54,783	250,000
	Institutional Class	26,633,743	51,457,873	3,500,000	28,055,179	73,388,721	3,500,000	8,420,892	13,247,644	3,500,000
	Premier Class	5,881,014	1,045,852	250,000	8,452,623	1,491,364	250,000	3,681,968	133,385	250,000
Reinvestments of distributions:	Retirement Class	12,033	1,046	—	9,980	511	—	6,597	2,305	—
	Institutional Class	1,250,490	64,579	—	1,697,456	66,781	—	380,870	61,351	—
	Premier Class	107,590	1,110	—	158,595	575	—	54,720	2,370	—
Redemptions:	Retirement Class	(48,505)	(4,603)	—	(37,236)	(4,290)	—	(9,212)	(3,530)	—
	Institutional Class	(3,287,430)	(536,552)	—	(3,302,540)	(893,887)	—	(698,712)	(196,091)	—
	Premier Class	(317,049)	(29)	—	(412,965)	(10)	—	(82,240)	(10)	—

Net increase (decrease) from shareholder transactions		31,349,599	52,159,256	4,000,000	36,028,218	74,171,329	4,000,000	11,969,397	13,302,207	4,000,000

Net increase (decrease) in net assets		42,668,225	54,170,193	3,999,986	51,395,382	77,308,253	3,999,986	15,618,286	14,027,211	3,999,986
NET ASSETS
Beginning of period		58,170,179	3,999,986	—	81,308,239	3,999,986	—	18,027,197	3,999,986	—

End of period		$100,838,404	$58,170,179	$3,999,986	$132,703,621	$81,308,239	$3,999,986	$33,645,483	$18,027,197	$3,999,986

Undistributed net investment income (loss) included in net assets		$66,940	$42,110	$(14)	$74,409	$64,853	$(14)	$17,191	$17,007	$(14)

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	94,033	12,652	25,000	116,577	11,806	25,000	18,061	5,347	25,000
	Institutional Class	2,275,269	4,899,242	350,000	2,388,551	7,010,897	350,000	717,781	1,266,083	350,000
	Premier Class	529,709	98,291	25,000	762,473	139,891	25,000	328,751	12,594	25,000
Shares reinvested:	Retirement Class	1,051	102	—	869	50	—	579	226	—
	Institutional Class	109,022	6,301	—	147,605	6,502	—	33,380	6,015	—
	Premier Class	9,388	108	—	13,815	56	—	4,800	232	—
Shares redeemed:	Retirement Class	(4,068)	(451)	—	(3,068)	(419)	—	(778)	(351)	—
	Institutional Class	(272,067)	(51,707)	—	(270,511)	(85,470)	—	(57,720)	(18,614)	—
	Premier Class	(26,910)	(3)	—	(35,487)	(1)	—	(6,859)	(1)	—

Net increase (decrease) from shareholder transactions		2,715,427	4,964,535	400,000	3,120,824	7,083,312	400,000	1,037,995	1,271,531	400,000

* The Fund commenced operations on September 30, 2009.

56 2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report 57

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle Index 2050 Fund			Lifecycle Index 2055 Fund

		For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the period ended September 30, 2009 *	For the period April 29, 2011 to May 31, 2011

OPERATIONS
Net investment income (loss)		$285,962	$78,549	$(14)	$994
Net realized gain (loss) from affiliated investments		10,662	(17,202)	—	(1,168)
Net change in unrealized appreciation (depreciation) from affiliated investments		2,424,308	606,572	—	(129,981)

Net increase (decrease) from operations		2,720,932	667,919	(14)	(130,155)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(5,131)	(2,534)	—	—
	Institutional Class	(252,718)	(60,836)	—	—
	Premier Class	(28,847)	(2,599)	—	—
From realized gains:	Retirement Class	(87)	—	—	—
	Institutional Class	(4,099)	—	—	—
	Premier Class	(478)	—	—	—

Total distributions		(291,360)	(65,969)	—	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	71,830	14,715	250,000	1,000,000
	Institutional Class	6,372,635	7,659,905	3,500,000	8,000,000
	Premier Class	1,934,178	54,592	250,000	1,000,000
Reinvestments of distributions:	Retirement Class	5,218	2,534	—	—
	Institutional Class	256,817	60,836	—	—
	Premier Class	29,325	2,599	—	—
Redemptions:	Retirement Class	(3,934)	(1,428)	—	—
	Institutional Class	(567,328)	(243,006)	—	—
	Premier Class	(74,195)	(10)	—	—

Net increase (decrease) from shareholder transactions		8,024,546	7,550,737	4,000,000	10,000,000

Net increase (decrease) in net assets		10,454,118	8,152,687	3,999,986	9,869,845

NET ASSETS
Beginning of period		12,152,673	3,999,986	—	—

End of period		$22,606,791	$12,152,673	$3,999,986	$9,869,845

Undistributed net investment income (loss) included in net assets		$11,940	$12,674	$(14)	$1,123

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	5,998	1,437	25,000	100,000
	Institutional Class	543,797	737,505	350,000	800,000
	Premier Class	171,678	5,158	25,000	100,000
Shares reinvested:	Retirement Class	458	249	—	—
	Institutional Class	22,508	5,970	—	—
	Premier Class	2,575	255	—	—
Shares redeemed:	Retirement Class	(331)	(142)	—	—
	Institutional Class	(46,206)	(23,296)	—	—
	Premier Class	(6,266)	(1)	—	—

Net increase (decrease) from shareholder transactions		694,211	727,135	400,000	1,000,000

* The Fund commenced operations on September 30, 2009.

58 2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report 59

FINANCIAL HIGHLIGHTS

LIFECYCLE INDEX RETIREMENT INCOME FUND  ▪   FOR THE PERIOD OR YEAR ENDED

	Retirement Class					Institutional Class

	5/31/11	†	9/30/10	9/30/09	*	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.65		$10.00	$10.00		$10.65		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.16		0.22	0.00	(d)	0.18		0.22	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.73		0.63	—		0.73		0.65	—

Total gain (loss) from investment operations	0.89		0.85	0.00	(d)	0.91		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.14)		(0.20)	—		(0.16)		(0.22)	—
Net realized gains	(0.04)		—	—		(0.04)		—	—

Total distributions	(0.18)		(0.20)	—		(0.20)		(0.22)	—

Net asset value, end of period	$11.36		$10.65	$10.00		$11.36		$10.65	$10.00

TOTAL RETURN	8.44	%(b)	8.56%	0.00	%(b)	8.56	%(b)	8.82%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$342		$274	$250		$7,447		$5,690	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.14	%(c)	2.07%	875.82	%(c)	0.76	%(c)	1.74%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.31	%(c)	0.33%	0.35	%(c)	0.06	%(c)	0.08%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	2.20	%(c)	2.13%	(0.35	)%(c)	2.51	%(c)	2.19%	(0.10)	%(c)
Portfolio turnover rate	13	%(b)	39%	0	%(b)	13	%(b)	39%	0	%(b)

60	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX RETIREMENT INCOME FUND  ▪   FOR THE PERIOD OR YEAR ENDED

	Premier Class

	5/31/11†		9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.65		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17		0.23	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.72		0.63	—

Total gain (loss) from investment operations	0.89		0.86	0.00	(d)

Less distributions from:
Net investment income	(0.15)		(0.21)	—
Net realized gains	(0.04)		—	—

Total distributions	(0.19)		(0.21)	—

Net asset value, end of period	$11.35		$10.65	$10.00

TOTAL RETURN	8.40	%(b)	8.67%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,833		$272	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.93	%(c)	1.91%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.21	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.30	%(c)	2.24%	(0.25	)%(c)
Portfolio turnover rate	13	%(b)	39%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.12% for the period ended May 31, 2011 and 0.13% for the period ended September 30, 2010.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	61

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2010 FUND  ▪  FOR THE PERIOD OR YEAR ENDED

	Retirement Class					Institutional Class

	5/31/11	†	9/30/10	9/30/09	*	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.82		$10.00	$10.00		$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.15		0.21	0.00	(d)	0.20		0.17	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.92		0.65	—		0.89		0.72	—

Total gain (loss) from investment operations	1.07		0.86	0.00	(d)	1.09		0.89	0.00	(d)

Less distributions from:
Net investment income	(0.16)		(0.04)	—		(0.17)		(0.05)	—
Net realized gains	(0.01)		—	—		(0.01)		—	—

Total distributions	(0.17)		(0.04)	—		(0.18)		(0.05)	—

Net asset value, end of period	$11.72		$10.82	$10.00		$11.75		$10.84	$10.00

TOTAL RETURN	9.98	%(b)	8.67%	0.00	%(b)	10.14	%(b)	8.94%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$695		$300	$250		$49,573		$30,599	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.63	%(c)	1.22%	875.82	%(c)	0.28	%(c)	0.80%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.32	%(c)	0.33%	0.35	%(c)	0.07	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	2.03	%(c)	2.01%	(0.35	)%(c)	2.67	%(c)	1.65%	(0.10	)%(c)
Portfolio turnover rate	38	%(b)	43%	0	%(b)	38	%(b)	43%	0	%(b)

62	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2010 FUND  ▪   FOR THE PERIOD OR YEAR ENDED

	Premier Class

	5/31/11	†	09/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18		0.22	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.90		0.66	—

Total gain (loss) from investment operations	1.08		0.88	0.00	(d)

Less distributions from:
Net investment income	(0.17)		(0.05)	—
Net realized gains	(0.01)		—	—

Total distributions	(0.18)		(0.05)	—

Net asset value, end of period	$11.73		$10.83	$10.00

TOTAL RETURN	10.02	%(b)	8.79%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$7,766		$753	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43	%(c)	1.04%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.22	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.36	%(c)	2.08%	(0.25	)%(c)
Portfolio turnover rate	38	%(b)	43%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.11% for the period ended May 31, 2011 and 0.12% for the period ended September 30, 2010.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	63

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2015 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class					Institutional Class

	5/31/11	†	9/30/10	9/30/09	*	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.83		$10.00	$10.00		$10.85		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.11		0.20	0.00	(d)	0.19		0.14	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.09		0.67	—		1.03		0.75	—

Total gain (loss) from investment operations	1.20		0.87	0.00	(d)	1.22		0.89	0.00	(d)

Less distributions from:
Net investment income	(0.17)		(0.04)	—		(0.17)		(0.04)	—

Total distributions	(0.17)		(0.04)	—		(0.17)		(0.04)	—

Net asset value, end of period	$11.86		$10.83	$10.00		$11.90		$10.85	$10.00

TOTAL RETURN	11.18	%(b)	8.69%	0.00	%(b)	11.43	%(b)	8.96%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,880		$327	$250		$74,426		$43,294	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.56	%(c)	1.07%	875.82	%(c)	0.24	%(c)	0.64%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33	%(c)	0.33%	0.35	%(c)	0.08	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.47	%(c)	1.89%	(0.35	)%(c)	2.52	%(c)	1.38%	(0.10	)%(c)
Portfolio turnover rate	13	%(b)	23%	0	%(b)	13	%(b)	23%	0	%(b)

64	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2015 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.20	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.03		0.67	—

Total gain (loss) from investment operations	1.22		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.17)		(0.04)	—

Total distributions	(0.17)		(0.04)	—

Net asset value, end of period	$11.88		$10.83	$10.00

TOTAL RETURN	11.41	%(b)	8.72%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$9,054		$758	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.40	%(c)	0.90%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.22	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.47	%(c)	1.97%	(0.25	)%(c)
Portfolio turnover rate	13	%(b)	23%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.10% for the period ended May 31, 2011 and 0.11% for the period ended September 30, 2010.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	65

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2020 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class					Institutional Class

	5/31/11	†	9/30/10	9/30/09	*	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.83		$10.00	$10.00		$10.85		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.09		0.19	0.00	(d)	0.19		0.12	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.26		0.68	—		1.18		0.78	—

Total gain (loss) from investment operations	1.35		0.87	0.00	(d)	1.37		0.90	0.00	(d)

Less distributions from:
Net investment income	(0.17)		(0.04)	—		(0.18)		(0.05)	—

Total distributions	(0.17)		(0.04)	—		(0.18)		(0.05)	—

Net asset value, end of period	$12.01		$10.83	$10.00		$12.04		$10.85	$10.00

TOTAL RETURN	12.58	%(b)	8.73%	0.00	%(b)	12.74	%(b)	9.00%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$2,363		$304	$250		$84,549		$51,737	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.54	%(c)	1.06%	875.82	%(c)	0.23	%(c)	0.62%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33	%(c)	0.33%	0.35	%(c)	0.08	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.20	%(c)	1.80%	(0.35	)%(c)	2.48	%(c)	1.16%	(0.10	)%(c)
Portfolio turnover rate	11	%(b)	22%	0	%(b)	11	%(b)	22%	0	%(b)

66	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2020 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18		0.18	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.18		0.69	—

Total gain (loss) from investment operations	1.36		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.17)		(0.04)	—

Total distributions	(0.17)		(0.04)	—

Net asset value, end of period	$12.02		$10.83	$10.00

TOTAL RETURN	12.72	%(b)	8.76%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$19,670		$1,851	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.38	%(c)	0.85%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.23	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.38	%(c)	1.72%	(0.25	)%(c)
Portfolio turnover rate	11	%(b)	22%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.10% for the period ended May 31, 2011 and September 30, 2010.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	67

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2025 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class					Institutional Class

	5/31/11	†	9/30/10	9/30/09	*	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.82		$10.00	$10.00		$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.13		0.18	0.00	(d)	0.19		0.10	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.38		0.69	—		1.33		0.79	—

Total gain (loss) from investment operations	1.51		0.87	0.00	(d)	1.52		0.89	0.00	(d)

Less distributions from:
Net investment income	(0.18)		(0.05)	—		(0.18)		(0.05)	—

Total distributions	(0.18)		(0.05)	—		(0.18)		(0.05)	—

Net asset value, end of period	$12.15		$10.82	$10.00		$12.18		$10.84	$10.00

TOTAL RETURN	14.06	%(b)	8.69%	0.00	%(b)	14.21	%(b)	8.96%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,125		$324	$250		$86,413		$51,228	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.57	%(c)	1.10%	875.82	%(c)	0.23	%(c)	0.65%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33	%(c)	0.33%	0.35	%(c)	0.08	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.65	%(c)	1.69%	(0.35	)%(c)	2.49	%(c)	0.97%	(0.10	)%(c)
Portfolio turnover rate	9	%(b)	16%	0	%(b)	9	%(b)	16%	0	%(b)

68	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2025 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.17	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.32		0.71	—

Total gain (loss) from investment operations	1.51		0.88	0.00	(d)

Less distributions from:
Net investment income	(0.18)		(0.05)	—

Total distributions	(0.18)		(0.05)	—

Net asset value, end of period	$12.16		$10.83	$10.00

TOTAL RETURN	14.09	%(b)	8.82%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$11,066		$1,664	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.39	%(c)	0.89%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.23	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.40	%(c)	1.61%	(0.25	)%(c)
Portfolio turnover rate	9	%(b)	16%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.09% for the period ended May 31, 2011 and 0.10% for the period ended September 30, 2010.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	69

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2030 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class					Institutional Class

	5/31/11	†	9/30/10	9/30/09	*	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.83		$10.00	$10.00		$10.86		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.13		0.15	0.00	(d)	0.19		0.07	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.53		0.72	—		1.49		0.83	—

Total gain (loss) from investment operations	1.66		0.87	0.00	(d)	1.68		0.90	0.00	(d)

Less distributions from:
Net investment income	(0.18)		(0.04)	—		(0.19)		(0.04)	—

Total distributions	(0.18)		(0.04)	—		(0.19)		(0.04)	—

Net asset value, end of period	$12.31		$10.83	$10.00		$12.35		$10.86	$10.00

TOTAL RETURN	15.52	%(b)	8.69%	0.00	%(b)	15.64	%(b)	9.06%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$2,415		$455	$250		$91,910		$56,944	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.54	%(c)	1.01%	875.82	%(c)	0.22	%(c)	0.59%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34	%(c)	0.33%	0.35	%(c)	0.09	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.62	%(c)	1.47%	(0.35	)%(c)	2.46	%(c)	0.71%	(0.10	)%(c)
Portfolio turnover rate	9	%(b)	16%	0	%(b)	9	%(b)	16%	0	%(b)

70	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2030 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18		0.16	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.49		0.72	—

Total gain (loss) from investment operations	1.67		0.88	0.00	(d)

Less distributions from:
Net investment income	(0.19)		(0.04)	—

Total distributions	(0.19)		(0.04)	—

Net asset value, end of period	$12.32		$10.84	$10.00

TOTAL RETURN	15.54	%(b)	8.82%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$15,655		$1,095	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.37	%(c)	0.83%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.33	%(c)	1.56%	(0.25	)%(c)
Portfolio turnover rate	9	%(b)	16%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.09% for the period ended May 31, 2011 and September 30, 2010

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	71

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2035 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class					Institutional Class

	5/31/11	†	9/30/10	9/30/09	*	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.82		$10.00	$10.00		$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.13		0.15	0.00	(d)	0.19		0.05	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.68		0.71	—		1.65		0.84	—

Total gain (loss) from investment operations	1.81		0.86	0.00	(d)	1.84		0.89	0.00	(d)

Less distributions from:
Net investment income	(0.19)		(0.04)	—		(0.20)		(0.05)	—

Total distributions	(0.19)		(0.04)	—		(0.20)		(0.05)	—

Net asset value, end of period	$12.44		$10.82	$10.00		$12.48		$10.84	$10.00

TOTAL RETURN	16.89	%(b)	8.64%	0.00	%(b)	17.12	%(b)	8.91%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,597		$404	$250		$91,325		$56,430	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.55	%(c)	1.04%	875.82	%(c)	0.23	%(c)	0.61%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34	%(c)	0.33%	0.35	%(c)	0.09	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.61	%(c)	1.41%	(0.35	)%(c)	2.46	%(c)	0.52%	(0.10	)%(c)
Portfolio turnover rate	10	%(b)	10%	0	%(b)	10	%(b)	10%	0	%(b)

72	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2035 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18		0.14	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.64		0.73	—

Total gain (loss) from investment operations	1.82		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.19)		(0.04)	—

Total distributions	(0.19)		(0.04)	—

Net asset value, end of period	$12.46		$10.83	$10.00

TOTAL RETURN	17.00	%(b)	8.77%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$7,916		$1,336	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.38	%(c)	0.85%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.31	%(c)	1.40%	(0.25	)%(c)
Portfolio turnover rate	10	%(b)	10%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.08% for the period ended May 31, 2011 and 0.09% for the period ended September 30, 2010.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	73

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2040 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class					Institutional Class

	5/31/11	†	9/30/10	9/30/09	*	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.84		$10.00	$10.00		$10.87		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.11		0.15	0.00	(d)	0.20		0.04	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.72		0.71	—		1.65		0.86	—

Total gain (loss) from investment operations	1.83		0.86	0.00	(d)	1.85		0.90	0.00	(d)

Less distributions from:
Net investment income	(0.19)		(0.02)	—		(0.20)		(0.03)	—

Total distributions	(0.19)		(0.02)	—		(0.20)		(0.03)	—

Net asset value, end of period	$12.48		$10.84	$10.00		$12.52		$10.87	$10.00

TOTAL RETURN	17.06	%(b)	8.62%	0.00	%(b)	17.19	%(b)	8.98%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,882		$395	$250		$119,510		$79,123	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.54	%(c)	0.88%	875.82	%(c)	0.21	%(c)	0.47%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34	%(c)	0.33%	0.35	%(c)	0.09	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.37	%(c)	1.41%	(0.35	)%(c)	2.46	%(c)	0.42%	(0.10	)%(c)
Portfolio turnover rate	10	%(b)	11%	0	%(b)	10	%(b)	11%	0	%(b)

74	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2040 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.85		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18		0.14	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.65		0.73	—

Total gain (loss) from investment operations	1.83		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.19)		(0.02)	—

Total distributions	(0.19)		(0.02)	—

Net asset value, end of period	$12.49		$10.85	$10.00

TOTAL RETURN	17.08	%(b)	8.74%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$11,311		$1,790	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.37	%(c)	0.69%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.32	%(c)	1.32%	(0.25	)%(c)
Portfolio turnover rate	10	%(b)	11%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.08% for the period ended May 31, 2011 and 0.09% for the period ended September 30, 2010.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	75

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2045 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class					Institutional Class

	5/31/11	†	9/30/10	9/30/09	*	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.77		$10.00	$10.00		$10.79		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.16		0.15	0.00	(d)	0.19		0.09	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.65		0.71	—		1.64		0.80	—

Total gain (loss) from investment operations	1.81		0.86	0.00	(d)	1.83		0.89	0.00	(d)

Less distributions from:
Net investment income	(0.19)		(0.09)	—		(0.20)		(0.10)	—

Total distributions	(0.19)		(0.09)	—		(0.20)		(0.10)	—

Net asset value, end of period	$12.39		$10.77	$10.00		$12.42		$10.79	$10.00

TOTAL RETURN	16.98	%(b)	8.67%	0.00	%(b)	17.13	%(b)	8.94%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$596		$325	$250		$28,529		$17,294	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.70	%(c)	1.53%	875.82	%(c)	0.35	%(c)	1.15%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34	%(c)	0.33%	0.35	%(c)	0.09	%(c)	0.08%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.99	%(c)	1.46%	(0.35	)%(c)	2.42	%(c)	0.90%	(0.10	)%(c)
Portfolio turnover rate	11	%(b)	10%	0	%(b)	11	%(b)	10%	0	%(b)

76	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2045 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.78		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18		0.16	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.63		0.71	—

Total gain (loss) from investment operations	1.81		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.19)		(0.09)	—

Total distributions	(0.19)		(0.09)	—

Net asset value, end of period	$12.40		$10.78	$10.00

TOTAL RETURN	17.01	%(b)	8.80%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$4,521		$408	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.51	%(c)	1.37%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.25	%(c)	1.57%	(0.25	)%(c)
Portfolio turnover rate	11	%(b)	10%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.08% for the period ended May 31, 2011 and 0.09% for the period ended September 30, 2010.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	77

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2050 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class					Institutional Class

	5/31/11	†	9/30/10	9/30/09	*	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.76		$10.00	$10.00		$10.78		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17		0.15	0.00	(d)	0.18		0.11	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.64		0.71	—		1.66		0.78	—

Total gain (loss) from investment operations	1.81		0.86	0.00	(d)	1.84		0.89	0.00	(d)

Less distributions from:
Net investment income	(0.19)		(0.10)	—		(0.20)		(0.11)	—

Total distributions	(0.19)		(0.10)	—		(0.20)		(0.11)	—

Net asset value, end of period	$12.38		$10.76	$10.00		$12.42		$10.78	$10.00

TOTAL RETURN	17.01	%(b)	8.67%	0.00	%(b)	17.26	%(b)	8.94%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$404		$286	$250		$19,744		$11,539	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.80	%(c)	1.80%	875.82	%(c)	0.43	%(c)	1.46%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34	%(c)	0.33%	0.35	%(c)	0.09	%(c)	0.08%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	2.14	%(c)	1.49%	(0.35	)%(c)	2.35	%(c)	1.10%	(0.10	)%(c)
Portfolio turnover rate	12	%(b)	11%	0	%(b)	12	%(b)	11%	0	%(b)

78	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2050 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.77		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18		0.16	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.64		0.71	—

Total gain (loss) from investment operations	1.82		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.20)		(0.10)	—

Total distributions	(0.20)		(0.10)	—

Net asset value, end of period	$12.39		$10.77	$10.00

TOTAL RETURN	17.04	%(b)	8.80%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$2,458		$328	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.60	%(c)	1.65%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.27	%(c)	1.59%	(0.25	)%(c)
Portfolio turnover rate	12	%(b)	11%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.08% for the period ended May 31, 2011 and 0.09% for the period ended September 30, 2010.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	79

FINANCIAL HIGHLIGHTS	concluded

LIFECYCLE INDEX 2055 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class		Institutional Class		Premier Class

	5/31/11	*	5/31/11	*	5/31/11	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.00	(d)	0.00	(d)	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.13)		(0.13)		(0.13)

Total gain (loss) from investment operations	(0.13)		(0.13)		(0.13)

Less distributions from:
Net investment income	—		—		—

Total distributions	—		—		—

Net asset value, end of period	$9.87		$9.87		$9.87

TOTAL RETURN	(1.30	)%(b)	(1.30	)%(b)	(1.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$987		$7,896		$987
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	9.33	%(c)	8.35	%(c)	9.18	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35	%(c)	0.10	%(c)	0.25	%(c)
Ratio of net investment income (loss) to average net assets	(0.09	)%(c)	0.16	%(c)	0.01	%(c)
Portfolio turnover rate	1	%(b)	1	%(b)	1	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.09% for the period ended May 31, 2011.
*	The Retirement Class, Institutional Class, and Premier Class commenced operations on April 29, 2011.

80	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

TIAA-CREF LIFECYCLE INDEX FUNDS

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (the “Funds,” each individually referred to as a “Fund”) are a sub-family of eleven funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. Each of the Lifecycle Index Funds, except the Lifecycle Index 2055 Fund, commenced operations on September 30, 2009. The Lifecycle Index 2055 Fund commenced operations on April 29, 2011 with a fiscal year end of May 31. The Funds, with the exception of the Lifecycle Index 2055 Fund, recently changed their fiscal year end from September 30 to May 31.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer Institutional, Retirement and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statements of Operations. Realized gains and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	81

NOTES TO FINANCIAL STATEMENTS

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees, and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2009-2011) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended May 31, 2011, permanent book and tax differences resulting primarily from non-deductible distribution fees were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

82	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. As of May 31, 2011, there were no significant transfers between levels by the Funds.

As of May 31, 2011, all of the investments in the Lifecycle Index Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of a Fund’s average daily net assets for the management of a Fund’s investment portfolio. Advisors has contractually agreed to waive a portion of certain Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.04% for the Retirement Income Fund; 0.03% for the 2010 Fund; 0.02% for the 2015 Fund; 0.01% for the 2020 Fund; and 0.01% for the 2025 Fund. These waivers will remain in effect through September 30, 2012. However, this agreement may be terminated before this date with the approval of the Board.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	83

NOTES TO FINANCIAL STATEMENTS

Prior to February 1, 2011, Advisors had contractually agreed to waive a portion of each Fund’s management fees equal to, on an annual basis, 0.03% of the Funds average daily net assets.

Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms.

The Retirement Class and Premier Class of the Funds have adopted a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. TPIS has agreed not to seek any payment from the Retirement Class shares under the distribution Rule 12b-1 plan through September 30, 2012. However, this agreement may be terminated before this date with the approval of the Board.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of fund expenses are disclosed as part of due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding aquired fund fees and extraordinary expenses) exceeds 0.35% of average daily net assets for the Retirement Class shares; 0.25% of the average daily net assets for the Premier Class shares; and 0.10% of average daily net assets for the Institutional Class shares of the Funds. The expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with the approval of the Board.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in the Fund. The following is the percentage of the Funds’ shares owned by affiliates as of May 31, 2011:

Fund	TIAA

Lifecycle Index Retirement Income	49%
Lifecycle Index 2010	8
Lifecycle Index 2015	6
Lifecycle Index 2020	5
Lifecycle Index 2025	5
Lifecycle Index 2030	5
Lifecycle Index 2035	5
Lifecycle Index 2040	4
Lifecycle Index 2045	15
Lifecycle Index 2050	23
Lifecycle Index 2055	100

84	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

Note 4—investments

At May 31, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Lifecycle Index Retirement Income	$8,730,506	$ 853,089	$—	$ 853,089
Lifecycle Index 2010	53,237,037	4,743,281	—	4,743,281
Lifecycle Index 2015	77,357,640	7,830,235	—	7,830,235
Lifecycle Index 2020	95,818,033	10,597,949	—	10,597,949
Lifecycle Index 2025	87,659,145	10,663,754	—	10,663,754
Lifecycle Index 2030	96,667,916	13,090,958	—	13,090,958
Lifecycle Index 2035	87,466,554	13,133,852	—	13,133,852
Lifecycle Index 2040	114,188,323	18,203,035	—	18,203,035
Lifecycle Index 2045	29,147,597	4,322,211	—	4,322,211
Lifecycle Index 2050	19,475,419	2,995,967	—	2,995,967
Lifecycle Index 2055	10,000,707	9,611	(140,469)	(130,858)

Purchases and sales of securities excluding short-term instruments, for the Funds, for the period ended May 31, 2011 were as follows:

Fund	Purchases	Sales

Lifecycle Index Retirement Income	$3,876,312	$1,098,893
Lifecycle Index 2010	41,122,559	18,567,608
Lifecycle Index 2015	43,879,746	9,406,647
Lifecycle Index 2020	53,799,069	9,946,827
Lifecycle Index 2025	43,456,633	7,264,100
Lifecycle Index 2030	48,497,486	8,244,746
Lifecycle Index 2035	40,063,593	8,747,622
Lifecycle Index 2040	46,783,775	10,803,974
Lifecycle Index 2045	14,797,177	2,921,367
Lifecycle Index 2050	10,118,808	2,192,836
Lifecycle Index 2055	10,060,999	60,000

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	85

NOTES TO FINANCIAL STATEMENTS

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the period ended May 31, 2011 and year ended September 30, 2010 were as follows:

	5/31/2011			9/30/2010

Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total

Lifecycle Index Retirement Income	$149,538	$—	$149,538	$121,285	$—	$121,285
Lifecycle Index 2010	812,902	—	812,902	54,637	—	54,637
Lifecycle Index 2015	1,114,874	—	1,114,874	58,393	—	58,393
Lifecycle Index 2020	1,343,207	—	1,343,207	60,463	—	60,463
Lifecycle Index 2025	1,271,953	—	1,271,953	62,461	—	62,461
Lifecycle Index 2030	1,466,280	—	1,466,280	65,253	—	65,253
Lifecycle Index 2035	1,370,113	—	1,370,113	66,735	—	66,735
Lifecycle Index 2040	1,866,031	—	1,866,031	67,867	—	67,867
Lifecycle Index 2045	442,187	—	442,187	66,026	—	66,026
Lifecycle Index 2050	291,360	—	291,360	65,969	—	65,969
Lifecycle Index 2055	—	—	—	—	—	—

As of May 31, 2011, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation	)	Capital Loss Carryover	Total

Lifecycle Index Retirement Income	$ 42,056	$ 1,158	$ 853,089		$ —	$ 896,303
Lifecycle Index 2010	396,264	2,860	4,743,280		—	5,142,404
Lifecycle Index 2015	446,688	3,596	7,830,237		—	8,280,521
Lifecycle Index 2020	417,521	24,764	10,597,950		—	11,040,235
Lifecycle Index 2025	335,146	2,794	10,663,755		—	11,001,695
Lifecycle Index 2030	283,478	23,462	13,090,958		—	13,397,898
Lifecycle Index 2035	195,073	1,137	13,133,853		—	13,330,063
Lifecycle Index 2040	256,338	45,389	18,203,034		—	18,504,761
Lifecycle Index 2045	51,604	346	4,322,210		—	4,374,160
Lifecycle Index 2050	35,557	227	2,995,967		—	3,031,751
Lifecycle Index 2055	1,123	—	(130,858)		(292)	(130,027)

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short term gain as ordinary income for tax purposes.

86	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

concluded

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For the period ended May 31, 2011, the Lifecycle Index 2055 Fund had a short-term capital loss carryover of $292, which was incurred in the short taxable year that began after December 22, 2010, and therefore is subject to the new rules under the Regulated Investment Company Modernization Act of 2010. This loss will be permitted to carryforward indefinitely until utilized.

Note 6—line of credit

Each of the Funds, except the Lifecycle Index 2055 Fund, participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended May 31, 2011, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 8—subsequent event

On June 28, 2011, the unsecured revolving credit facility was renewed and the line of credit amount was increased from $1 billion to $1.5 billion. In addition, the Lifecycle Index 2055 Fund now participates in the credit facility.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	87

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the
Lifecycle Index Funds of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifecycle Index 2010 Fund, Lifecycle Index 2015 Fund, Lifecycle Index 2020 Fund, Lifecycle Index 2025 Fund, Lifecycle Index 2030 Fund, Lifecycle Index 2035 Fund, Lifecycle Index 2040 Fund, Lifecycle Index 2045 Fund, Lifecycle Index 2050 Fund, Lifecycle Index 2055 Fund, and Lifecycle Index Retirement Income Fund (constituting the Lifecycle Index Funds of the TIAA-CREF Funds, hereafter referred to as the “Funds”), at May 31, 2011, the results of each of their operations for each of the periods presented and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2011 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 20, 2011

88	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

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TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	89

TRUSTEES AND OFFICERS (UNAUDITED)

TIAA-CREF LIFECYCLE INDEX FUNDS  ▪  MAY 31, 2011
Disinterested trustees

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustees

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management), and member of asset allocation portfolio management team, GMO (2003–2005).	70

Director of GMO; Director, The Maine Coast Heritage Trust; Investment Committee Member, Maine Community Foundation, The Butler Conservation Fund, Inc, and the Elmina B. Sewall Foundation. Former Director and member of the Investment Committee of the Boston Athenaeum; Former Director of Appalachian Mountain Club.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc. and of certain funds advised by American Beacon Advisors, Inc.	70

Independent Director, The Lazard Funds Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc., Lazard World Dividend and Income Fund, Inc., and Member of the Board of Managers, Lazard Alternative Strategies Fund, LLC.

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007). Former Chief Operating Officer, DDJ Capital Management (2003–2006).	70	Director, Copper Rock Capital Partners, LLC (investment adviser).

90	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Former Acting Dean (2009), Vice Dean for Budget (2003–2006), and on the faculty (since 1989) of Harvard Law School.	70	Director, D2D Fund.

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	President and Founder (since 2006) of NLJ Advisors,Inc. (investment adviser). Former President and Managing Principal, Windermere Investment Associates (1997–2006).	70	None

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010) of First Eagle Investment Management, LLC. Former Principal, BAM Consulting, LLC (2003–2009). Former Independent Consultant for Merrill Lynch (2003–2009).	70

Director, Prudential plc; Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and the North Shore Land Alliance. Former Director, J. Sainsbury plc; International Advisory Board, British-American Business Council; Scottish and Newcastle plc (brewer); Governor’s Committee on Scholastic Achievement; William T. Grant Foundation; and Federal National Mortgage Association (Fannie Mae).

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	91

TRUSTEES AND OFFICERS (UNAUDITED)	continued

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ MAY 31, 2011
Disinterested trustees — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustees

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	70	Director, NBER and the Alfred P. Sloan Foundation. Former Director, The Jeffrey Company and Jeflion Company (unregistered investment companies).

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee and Chairman of the Board	Indefinite term as Trustee; Chairman for term ending June 30, 2012. Trustee since 1999. Chairman of the Board since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	70	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust. Former Director, M&F Bancorp, Inc.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002). Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (since 2000); Professor, University of Texas at Austin (since 1987).	70

Member of the Governing Council, Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Texas Employee Retirement System. Former Director/Trustee, USAA Mutual Funds.

92	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Executive officers
Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2009.

Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex (since 2009). Former Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Accounts VA-1 and VA-3. Managing Director, Senior Compliance Officer of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008) and Vice President, Senior Compliance Officer (since 2008) of Teachers Advisors, Inc. (“Advisors”). Former Managing Director/Director of Global Compliance, AIG Global Investment Group (2000–2008).

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2007.

Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007); and Executive Vice President of CREF and TIAA Separate Account VA-1 (since 1997), Executive Vice President, Asset Management (since 2010); Former Executive Vice President, Investments, Research Institute & Strategy (2009–2010), Executive Vice President, Head of Asset Management (2006–2009), and Executive Vice President and Chief Investment Officer (2005) of TIAA. Director of Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors and Manager of Investment Management (since 2004). Former Manager of TIAA Realty Capital Management, LLC (2004–2006), and Chief Investment Officer of TIAA (2004–2006) and the TIAA-CREF Fund Complex (2003–2006). Former Director of TIAA-CREF Life Insurance Company (1997–2006). Former Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006–2008).

Eugene Flood, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Executive Vice President	One-year term. Executive Vice President since 2011.

Executive Vice President, Diversified Business of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2011). President, Chief Executive Officer and Director, TIAA-CREF Redwood, LLC (“Redwood”) (since 2011). Director, Covariance Capital Management, Inc. (“Covariance”) (since 2011). Director of Kaspick & Company LLC (since 2011). Former President and Chief Executive Officer (2000–2010) and Director (1994–2010) of Smith Breeden Associates, Inc., an investment adviser. Former Trustee of the TIAA-CREF Fund Complex (2005–2011). Dean’s Advisory Committee of the Massachusetts Institute of Technology’s Sloan School of Management (since 2000).

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	93

TRUSTEES AND OFFICERS (UNAUDITED)	concluded

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ MAY 31, 2011
Executive officers — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and TIAA Separate Account VA-1 (since 2009). Director of Advisors (since 2008). Former Chief Financial Officer, Van Kampen Funds (2005–2006).

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management of Advisors and Investment Management (since 2009). Former Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Former Senior Managing Director of Advisors and Investment Management (2006–2009). Former Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Former Director, TIAA-CREF Life Insurance Company (2006–2008). Former Director, TPIS, Advisors and Investment Management (2008) and Head of Risk Management of Advisors and Investment Management (2005–2006).

William J. Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/18/48	Senior Vice President and Corporate Secretary	One-year term. Senior Vice President since 2010 and Corporate Secretary since 2008.	Senior Vice President (since 2010) and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2008). Former Deputy General Counsel and Corporate Secretary, Bank of America (2005–2008).

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Human Resources (since 2010, 2005–2007) and Former Executive Vice President, Human Resources, and Corporate Services (2007–2010) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2003). Former Director, TIAA-CREF Life Insurance Company (2003–2006).

94	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President and Chief Operating Officer (since 2010) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2008). Former Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), Executive Vice President, Institutional Client Services (2006–2008) and Senior Vice President, Pension Products (2003–2006) of TIAA. Director of Covariance (since 2010). Director of TCT Holdings, Inc. (since 2007). Manager (since 2006) and Former Executive Vice President, TIAA-CREF Enterprises, Inc. (2006–2010). Director (since 2006) and Former President and CEO (2006–2010) of Redwood. Former Director of Tuition Financing (2008–2009).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President, Chief Marketing and Communications Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010). Former Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010). Former Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800 223–1200.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	95

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

BOARD APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT FOR THE TIAA-CREF LIFECYCLE INDEX 2055 FUND OF THE TIAA-CREF FUNDS

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each series of the Trust. Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each series of the Trust will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE APPROVAL PROCESS

The Board held a meeting on March 31, 2011, at which it considered the initial approval of the Agreement with respect to the TIAA-CREF Lifecycle Index 2055 Fund (the “Fund”) using its previously established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with management and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract approval, and then helped to evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 31, 2011 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to management and the Fund, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to all Trustees with respect to the Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

96	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive expense comparison data regarding the proposed Institutional Class of the Fund, including data relating to the Fund’s proposed management fee rate and pro forma total expense ratio. Lipper also compared much of this data for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee and expense information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not management) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

In advance of the Board meeting held on March 31, 2011, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to approve the Agreement for the Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) a description of any proposed fee waiver or expense reimbursement arrangements; (2) a comparison of the Fund’s proposed fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (3) any “fall-out” benefits that were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Fund aside from TAI’s direct fee payments pursuant to the Agreement; (4) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any potential conflicts of interest identified by TAI in connection with rendering services to the Fund; (5) information as to any anticipated profits to be earned by TAI in connection with its services pursuant to the Agreement; (6) a copy of the Agreement and certain related service agreements between the Fund and affiliates of TAI; (7) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (8) a proposed narrative explanation of reasons why the Board should approve the Agreement.

In considering whether to approve the Agreement with respect to the Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services to be provided by TAI to the Fund; (2) the costs of the services to be provided to the Fund and the profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (3) the extent to which economies of scale are

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	97

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

anticipated to be realized as the Fund grows; (4) whether the fee schedule set forth in the Agreement reflects any such potential economies of scale for the benefit of Fund investors; (5) comparisons of services and fees with contracts entered into by TAI with other clients; and (6) any other benefits anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to approve the Agreement.

In reaching its decision regarding the approval of the Agreement for the Fund, the Board took into account the information described above, other information provided to the Board in connection with this process and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Trust. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the approval process under Section 15(c) of the 1940 Act and certain other legal authorities.

In deciding whether to approve the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to approve the Agreement for the Fund.

At its meeting on March 31, 2011, the Board voted unanimously to approve the Agreement for the Fund. Set forth below are the specific and general factors the Board considered in making this determination with respect to the Fund.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the existing Lifecycle Index Funds of the Trust since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Fund (which is part of a suite of funds of funds that invest their assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including selecting underlying funds and allocating the Fund’s assets among the underlying funds, conducting research, recommending investments and placing orders to buy and sell securities for the Fund’s investment portfolio; active daily monitoring of the Fund’s investment portfolio by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Fund to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Fund. The Board considered that TAI has carried out these responsibilities in a competent and professional manner with respect to the existing Lifecycle Index Funds of the Trust.

98	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

In addition, the Board considered the nature and quality of non-portfolio management services to be provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

COST AND PROFITABILITY

The Board considered estimated financial and profitability data relating to TAI’s services to the Fund. In this connection, the Board considered estimated potential profit calculations both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board considered that TAI anticipates initially earning little or no direct profit with respect to services provided to the Fund, which is primarily due to a reimbursement of the Fund’s other expenses except service and 12b-1 fees through at least September 30, 2012. The Board also considered that TAI may potentially have indirect earnings with respect to the Fund based on the Fund’s investment in affiliated underlying funds also managed by TAI. The Board concluded that TAI’s estimated direct and indirect profits would not be excessive in light of various relevant factors. The Board also acknowledged permanent and temporary waivers of management fees and reimbursements of expenses above specified amounts of certain TIAA-CREF Funds that would be used as underlying investments for the Fund which would reduce the Fund’s indirect expenses.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. In this connection, the Board determined that the universe of comparable funds identified by Lipper for expense comparison purposes for the Fund was too small to provide a meaningful comparison because so few comparable indexed target date funds are currently offered.

ECONOMIES OF SCALE

The Board considered whether TAI is anticipated to experience economies of scale in connection with the operation of the Fund. In this connection, the Board considered that it was estimated that TAI would incur operating losses with respect to its services provided to the Fund and that TAI would totally reimburse the Fund for all of its other expenses other than Retirement Class service fees and 12b-1 fees through September 30, 2012. Thus, the Board determined that the Fund’s proposed fee schedule would be reasonable in light of current economies of scale considerations and current asset levels.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	99

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)	concluded

FEE COMPARISON WITH OTHER TAI CLIENTS

The Board considered that TAI and its affiliates provide fund-of-funds management services to each of the Trust’s existing Lifecycle Index Funds, with the same contractual fee arrangement, each of the Trust’s Lifecycle Funds, with an entirely waived annual management fee of 0.10% of average daily net assets, and to the Managed Allocation Fund of the Trust, which has no management fee. TAI also manages other asset allocation products, such as education savings plans (529 plans).

OTHER BENEFITS

The Board also considered additional benefits to the Fund and to TAI and its affiliates which could arise from the Agreement. For example, the Fund would benefit if TAI is willing to make expense reimbursements to both the Fund and certain of the underlying funds in which the Fund will invest. In addition, TAI and its affiliates may benefit from the advisory relationship with the Fund to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. TAI may also benefit from the Fund’s investment in underlying funds that are also managed by TAI.

SPECIFIC FACTORS

The Board considered the following specific factors (among others) in connection with its determination to approve the Agreement with respect to the Fund. The specific management fee and expense factors outlined below are based on the Institutional Class shares of the Fund. Because each of the Fund’s classes generally will have different nonadvisory expenses, the estimated expense information for the Fund’s other classes will differ from the estimated expense information shown below.

•	The Fund’s proposed annual contractual management fee is 0.10% of average daily net assets.
•

The Fund’s universe of comparable funds identified by Lipper for expense comparison purposes was too small to provide a meaningful comparison because so few comparable indexed target date funds are currently offered.

Based primarily on the foregoing factors and considerations, the Board approved the Agreement for the Fund.

100	2011 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

IMPORTANT TAX INFORMATION (UNAUDITED)

TIAA-CREF LIFECYCLE INDEX FUNDS

For the period ended May 31, 2011, the Lifecycle Index Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long Term Gains

Lifecycle Index Retirement Income	$—
Lifecycle Index 2010	—
Lifecycle Index 2015	—
Lifecycle Index 2020	—
Lifecycle Index 2025	—
Lifecycle Index 2030	—

Fund	Long Term Gains

Lifecycle Index 2035	$—
Lifecycle Index 2040	—
Lifecycle Index 2045	—
Lifecycle Index 2050	—
Lifecycle Index 2055	—

For the period ended May 31, 2011, the Lifecycle Index Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Fund	Percentage

Lifecycle Index Retirement Income	32.50%
Lifecycle Index 2010	35.91
Lifecycle Index 2015	46.29
Lifecycle Index 2020	56.60
Lifecycle Index 2025	64.67

Fund	Percentage

Lifecycle Index 2030	73.65%
Lifecycle Index 2035	82.50
Lifecycle Index 2040	82.28
Lifecycle Index 2045	84.96
Lifecycle Index 2050	84.70

For the period ended May 31, 2011, the Lifecycle Index Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage

Lifecycle Index Retirement Income	17.03%
Lifecycle Index 2010	19.82
Lifecycle Index 2015	23.68
Lifecycle Index 2020	28.93
Lifecycle Index 2025	33.02

Fund	Percentage

Lifecycle Index 2030	37.54%
Lifecycle Index 2035	42.03
Lifecycle Index 2040	41.90
Lifecycle Index 2045	43.38
Lifecycle Index 2050	43.23

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2011, which will be reported in conjunction with your 2011 Form 1099-DIV.

By early 2012, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Annual Report	101

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HOW TO REACH US

TIAA-CREF WEBSITE
tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

FOR THE HEARING- OR SPEECH-IMPAIRED
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2011 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF),
730 Third Avenue, New York, NY 10017-3206

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2011 ANNUAL REPORT

TIAA-CREF
MANAGED ALLOCATION FUND
OF THE TIAA-CREF FUNDS

MAY 31, 2011

Audited financial statements

UNDERSTANDING YOUR FUND REPORT

This annual report reflects the recent change of the fiscal year-end of the TIAA-CREF Managed Allocation Fund from September 30 to May 31. Beginning with this report, the fund will issue annual reports dated May 31 and semiannual reports dated November 30.
          This annual report contains information about the Managed Allocation Fund and describes the fund’s results for the eight months ended May 31, 2011. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its composite benchmark and a broad-based market index.
•	The portfolio of investments lists the underlying funds in which the Managed Allocation Fund had investments as of May 31, 2011.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional or Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2011 Annual Report ▪ TIAA-CREF Managed Allocation Fund

INFORMATION FOR INVESTORS

PORTFOLIO HOLDINGS

The complete Managed Allocation Fund’s portfolio of investments appears on page 9 of this report. You can also obtain a complete list of the holdings of the Managed Allocation Fund and of the underlying funds in which the Managed Allocation Fund invests (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Due to the recent change in the fiscal year-end of the Managed Allocation Fund, future Form N-CSR filings will be available as of May 31 and November 30; Form N-Q filings will be available as of February 28 and August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

PROXY VOTING

A description of our proxy voting policies and procedures for the underlying funds of the Managed Allocation Fund can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the Managed Allocation Fund and its underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

FUND MANAGEMENT

The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Managed Allocation Fund ▪ 2011 Annual Report	3

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the Managed Allocation Fund incur only one of two potential types of costs:

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.
•

However, they do incur ongoing costs. These include fees for the Managed Allocation Fund and fees for the underlying funds; the Managed Allocation Fund bears its pro rata share of fees and expenses incurred by the underlying funds in which it invests.

The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the fund. The example is also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.
          The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2010 to May 31, 2011).

ACTUAL EXPENSES

The first line of the two lines listed for each share class in the table uses that class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in each share class’s entry in the table shows a hypothetical account value and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.
          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

4	2011 Annual Report ▪ TIAA-CREF Managed Allocation Fund

IMPORTANT INFORMATION ABOUT EXPENSES

EXPENSE EXAMPLE—FOR THE SIX MONTHS ENDED MAY 31, 2011

Managed Allocation Fund

	Beginning account value (12/1/10)	Ending account value (5/31/11)	Expenses paid during period* (12/1/10–5/31/11)	Effective expenses paid during period† (12/1/10–5/31/11)

Institutional Class
Actual return	$1,000.00	$1,100.85	$0.00	$2.20
5% annual hypothetical return	1,000.00	1,024.93	0.00	2.12

Retirement Class
Actual return	$1,000.00	$1,099.64	$1.31	$3.51
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.38

Retail Class
Actual return	$1,000.00	$1,100.64	$1.10	$3.30
5% annual hypothetical return	1,000.00	1,023.88	1.06	3.18

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.21% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

†

“Effective expenses paid during period” is based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half-year. For that period, the total annualized weighted average expense ratio was 0.42% for the Institutional Class, 0.67% for the Retirement Class and 0.63% for the Retail Class.

TIAA-CREF Managed Allocation Fund ▪ 2011 Annual Report	5

MANAGED ALLOCATION FUND

PERFORMANCE FOR THE EIGHT MONTHS ENDED MAY 31, 2011

The Managed Allocation Fund returned 12.66% for the Institutional Class, compared with the 11.93% return of its benchmark, the Managed Allocation Composite Index. For the one-year period ended May 31, 2011, the fund returned 20.76%, versus 19.13% for its composite index. The table on the following page shows returns for all share classes of the fund.

Stocks score double-digit gains, but the bond market cools

The U.S. stock market, as measured by the Russell 3000® Index, generated a 20.85% return for the eight-month period covered by this report. For most of the period, investors were cheered by strong overseas demand for U.S. products and slow but steady economic growth—a year-over-year rate of 2.3% in the first quarter of 2011. During May, however, the broad market fell 1.14%, due to renewed concerns about the U.S. economic recovery, following a disappointing jobs report.
          Foreign stocks also produced robust returns but lagged U.S. issues. European markets were constrained by concerns about sovereign debt, while investors in Japan worried about the effects of the catastrophic earthquake on that nation’s economy. The MSCI EAFE (Europe, Australasia, Far East)+EM (Emerging Markets) Index, which measures stock performance in 22 developed nations outside North America and in 21 developing nations, returned 12.46% in dollar terms. During the period covered by this report, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector.
          Despite the Federal Reserve’s purchases of U.S. government bonds, the yield on 10-year Treasury securities rose throughout the eight months—from 2.53% on September 30, 2010 to 3.05% on May 31, 2011. The broad investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, posted a modest 1.69% return.

The fund surpasses its composite benchmark

The absolute return of the Managed Allocation Fund was aided by double-digit gains from its largest underlying equity fund investments. These included the Enhanced Large-Cap Growth Index Fund (up 22.26%), the Enhanced Large-Cap Value Index Fund (up 19.44%) and the Large-Cap Growth Fund (up 18.18%). (Fund returns are for the Institutional Class.)
          The fund outperformed its composite benchmark largely because of favorable relative results from its largest underlying fund holding, the Bond Plus Fund. The fund’s relative performance also benefited from its investment in the Enhanced International Equity Index Fund and the International Equity Fund, both of which outperformed the MSCI EAFE+EM Index over the eight months.

6	2011 Annual Report ▪ TIAA-CREF Managed Allocation Fund

PERFORMANCE AS OF MAY 31, 2011

		Total return		Average annual total return

Managed Allocation Fund	Inception	8 months	1 year	5 years	since inception

Institutional Class	3/31/2006	12.66%	20.76%	4.70%	4.16%
Retirement Class	3/31/2006	12.54	20.48	4.42	3.89
Retail Class	3/31/2006	12.52	20.45	4.62	4.08

Managed Allocation Composite Index*	3/31/2006	11.93	19.13	5.04	4.66

Broad-based market index
Russell 3000 Index	3/31/2006	20.85	27.04	3.76	3.21

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

At May 31, 2011, the Managed Allocation Composite Index consisted of: 45.0% Russell 3000 Index; 40.0% Barclays Capital U.S. Aggregate Bond Index; and 15.0% MSCI EAFE+EM Index. On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

TIAA-CREF Managed Allocation Fund ▪ 2011 Annual Report	7

MANAGED ALLOCATION FUND

ASSET ALLOCATION

% of net assets as of 5/31/11

Equity
U.S. equity	44.5%
International equity	15.0
Fixed income	40.5

Total	100.0

TARGET ALLOCATION

ABOUT THE FUND’S COMPOSITE BENCHMARK

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the fund’s target allocations:
•

Russell 3000® Index (U.S. equity), which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

•

MSCI EAFE+EM Index* (international equity), which measures the performance of the leading stocks in 22 developed countries outside North America—in Europe, Australasia and the Far East—and in 21 emerging markets in Europe, Asia, Africa, Latin America and the Middle East.

•

Barclays Capital U.S. Aggregate Bond Index (fixed income), which measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

*	On February 1, 2011, the MSCI EAFE+EM Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

8	2011 Annual Report ▪ TIAA-CREF Managed Allocation Fund

PORTFOLIO OF INVESTMENTS

MANAGED ALLOCATION FUND ▪ MAY 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
23,407,415	TIAA-CREF Bond Plus Fund	$242,500,817	40.5%
1,688,189	TIAA-CREF Emerging Markets Equity Fund	20,258,265	3.4
4,519,273	TIAA-CREF Enhanced International Equity Index Fund	34,708,015	5.8
5,071,277	TIAA-CREF Enhanced Large-Cap Growth Index Fund	50,915,619	8.5
5,786,490	TIAA-CREF Enhanced Large-Cap Value Index Fund	50,516,055	8.4
4,060,910	TIAA-CREF Growth & Income Fund	40,203,006	6.7
3,351,078	TIAA-CREF International Equity Fund	34,784,188	5.8
4,328,256	TIAA-CREF Large-Cap Growth Fund	47,827,231	8.0
3,357,641	TIAA-CREF Large-Cap Value Fund	46,872,670	7.9
159,505	TIAA-CREF Mid-Cap Growth Fund	3,405,425	0.6
199,330	TIAA-CREF Mid-Cap Value Fund	3,737,437	0.6
1,448,893	TIAA-CREF Small-Cap Equity Fund	23,037,394	3.8

	TOTAL TIAA-CREF FUNDS (Cost $551,233,766)	598,766,122	100.0

	TOTAL INVESTMENTS (Cost $551,233,766)	598,766,122	100.0
	OTHER ASSETS & LIABILITIES, NET	40,532	0.0

	NET ASSETS	$598,806,654	100.0%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Managed Allocation Fund ▪ 2011 Annual Report	9

STATEMENT OF ASSETS AND LIABILITIES

MANAGED ALLOCATION FUND ▪ MAY 31, 2011

ASSETS
Affiliated investments, at value*	$598,766,122
Receivable from Fund shares sold	608,716
Dividends and interest receivable	765,683
Due from affiliates	4,594
Other	21,547

Total assets	600,166,662

LIABILITIES
Service agreement fees payable	1,104
Distribution fees payable	121,122
Due to affiliates	5,418
Overdraft payable	172,028
Payable for securities transactions	596,000
Payable for Fund shares redeemed	296,930
Accrued expenses & other payables	167,406

Total liabilities	1,360,008

NET ASSETS	$598,806,654

NET ASSETS CONSIST OF:
Paid-in-capital	$585,383,880
Undistributed net investment income (loss)	1,357,899
Accumulated net realized gain (loss) on total investments	(35,467,481)
Net unrealized appreciation (depreciation) on total investments	47,532,356

NET ASSETS	$598,806,654

INSTITUTIONAL CLASS:
Net assets	$4,142,071
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	398,814

Net asset value per share	$10.39

RETIREMENT CLASS:
Net assets	$32,621,589
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,144,123

Net asset value per share	$10.38

RETAIL CLASS:
Net assets	$562,042,994
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	54,014,709

Net asset value per share	$10.41

* Affiliated investments, Cost	$551,233,766

10	2011 Annual Report ▪ TIAA-CREF Managed Allocation Fund	See notes to financial statements

STATEMENT OF OPERATIONS

MANAGED ALLOCATION FUND ▪ FOR THE PERIOD OR YEAR ENDED

	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

INVESTMENT INCOME
Dividends from affiliated investments	$12,238,938	$13,446,110

Total income	12,238,938	$13,446,110

EXPENSES
Distribution fees – Retail Class	439,887	504,861
Fund administration fees	29,729	42,392
Custody and accounting fees	9,626	14,100
Professional fees	21,728	25,637
Shareholder reports	107,455	70,357
Shareholder servicing – Institutional Class	152	221
Shareholder servicing – Retirement Class	49,239	59,715
Shareholder servicing – Retail Class	291,380	290,552
Trustee fees and expenses	3,676	4,422
Compliance fees	9,231	17,182
Interest expense	745	1,129
Registration fees	34,541	50,244
Other expenses	4,879	5,372

Total expenses	1,002,268	1,086,184
Less: Expenses reimbursed by the investment advisor	(204,175)	(231,102)

Net expenses	798,093	855,082

Net investment income (loss)	11,440,845	12,591,028

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM AFFILIATED INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	13,902,015	13,676,895
Realized gain distributions from affiliated investments	75,075	—

Net realized gain (loss) from affiliated investments	13,977,090	13,676,895

Net change in unrealized appreciation (depreciation) from affiliated investments	41,136,526	24,039,726

Net realized and unrealized gain (loss) from affiliated investments	55,113,616	37,716,621

Net increase (decrease) in net assets resulting from operations	$66,554,461	$50,307,649

See notes to financial statements	TIAA-CREF Managed Allocation Fund ▪ 2011 Annual Report	11

STATEMENT OF CHANGES IN NET ASSETS

MANAGED ALLOCATION FUND ▪ FOR THE PERIOD OR YEAR ENDED

		For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended September 30, 2009

OPERATIONS
Net investment income (loss)		$11,440,845	$12,591,028	$13,508,639
Net realized gain (loss) from affiliated investments		13,977,090	13,676,895	(57,481,879)
Net change in unrealized appreciation (depreciation) from affiliated investments		41,136,526	24,039,726	48,901,569

Net increase (decrease) from operations		66,554,461	50,307,649	4,928,329

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Institutional Class	(62,350)	(37,089)	(52,299)
	Retirement Class	(504,469)	(562,210)	(464,624)
	Retail Class	(9,521,933)	(11,986,288)	(12,991,351)

Total distributions		(10,088,752)	(12,585,587)	(13,508,274)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	2,399,406	1,682,964	262,438
	Retirement Class	9,239,041	9,388,130	8,639,390
	Retail Class	39,159,018	41,096,004	30,157,064
Reinvestments of distributions:	Institutional Class	60,519	29,762	25,468
	Retirement Class	504,469	562,210	463,508
	Retail Class	9,021,946	11,450,801	12,412,577
Redemptions:	Institutional Class	(1,190,095)	(1,321,657)	(104,928)
	Retirement Class	(4,391,982)	(8,485,393)	(2,281,673)
	Retail Class	(45,132,635)	(53,942,310)	(51,355,319)

Net increase (decrease) from shareholder transactions		9,669,687	460,511	(1,781,475)

Net increase (decrease) in net assets		66,135,396	38,182,573	(10,361,420)
NET ASSETS
Beginning of period		532,671,258	494,488,685	504,850,105

End of period		$598,806,654	$532,671,258	$494,488,685

Undistributed net investment income (loss) included in net assets		$1,357,899	$5,806	$365

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	239,231	183,529	34,172
	Retirement Class	933,908	1,038,761	1,141,404
	Retail Class	3,910,196	4,547,497	3,959,479
Shares reinvested:	Institutional Class	6,143	3,272	3,355
	Retirement Class	51,328	62,458	60,763
	Retail Class	915,740	1,268,455	1,632,686
Shares redeemed:	Institutional Class	(117,079)	(146,711)	(13,915)
	Retirement Class	(439,468)	(942,830)	(306,231)
	Retail Class	(4,509,496)	(5,972,431)	(6,831,855)

Net increase (decrease) from shareholder transactions		990,503	42,000	(320,142)

12	2011 Annual Report ▪ TIAA-CREF Managed Allocation Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS

MANAGED ALLOCATION FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.40		$8.73	$8.86	$11.03	$10.11	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21		0.24	0.24	0.33	0.33	0.11
Net realized and unrealized gain (loss) on total investments	0.97		0.67	(0.13)	(2.16)	1.12	0.11

Total gain (loss) from investment operations	1.18		0.91	0.11	(1.83)	1.45	0.22

Less distributions from:
Net investment income	(0.19)		(0.24)	(0.24)	(0.33)	(0.53)	(0.11)
Net realized gains	—		—	—	(0.01)	—	—

Total distributions	(0.19)		(0.24)	(0.24)	(0.34)	(0.53)	(0.11)

Net asset value, end of period	$10.39		$9.40	$8.73	$8.86	$11.03	$10.11

TOTAL RETURN	12.66	%(b)	10.52%	1.74%	(16.92)%	14.68%	2.25	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$4,142		$2,542	$2,011	$1,832	$4,718	$2,046
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.06	%(c)	0.06%	0.10%	0.07%	0.12%	1.50	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	3.18	%(c)	2.68%	3.15%	3.28%	3.12%	2.26	%(c)
Portfolio turnover rate	10	%(b)	21%	48%	26%	13%	8	%(b)

See notes to financial statements	TIAA-CREF Managed Allocation Fund ▪ 2011 Annual Report	13

FINANCIAL HIGHLIGHTS	continued

MANAGED ALLOCATION FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.39		$8.72	$8.86	$11.03	$10.13	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.21	0.21	0.29	0.35	0.11
Net realized and unrealized gain (loss) on total investments	0.98		0.67	(0.12)	(2.14)	1.06	0.11

Total gain (loss) from investment operations	1.17		0.88	0.09	(1.85)	1.41	0.22

Less distributions from:
Net investment income	(0.18)		(0.21)	(0.23)	(0.31)	(0.51)	(0.09)
Net realized gains	—		—	—	(0.01)	—	—

Total distributions	(0.18)		(0.21)	(0.23)	(0.32)	(0.51)	(0.09)

Net asset value, end of period	$10.38		$9.39	$8.72	$8.86	$11.03	$10.13

TOTAL RETURN	12.54	%(b)	10.26%	1.39%	(17.10)%	14.27%	2.17	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$32,622		$24,404	$21,287	$13,678	$16,570	$8,358
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.31	%(c)	0.30%	0.34%	0.31%	0.37%	1.59	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.24%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	2.87	%(c)	2.36%	2.82%	2.84%	3.26%	2.14	%(c)
Portfolio turnover rate	10	%(b)	21%	48%	26%	13%	8	%(b)

14	2011 Annual Report ▪ TIAA-CREF Managed Allocation Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	concluded

MANAGED ALLOCATION FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.42		$8.75	$8.88	$11.05	$10.16	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20		0.22	0.24	0.32	0.22	0.13
Net realized and unrealized gain (loss) on total investments	0.97		0.67	(0.13)	(2.15)	1.21	0.10

Total gain (loss) from investment operations	1.17		0.89	0.11	(1.83)	1.43	0.23

Less distributions from:
Net investment income	(0.18)		(0.22)	(0.24)	(0.33)	(0.54)	(0.07)
Net realized gains	—		—	—	(0.01)	—	—

Total distributions	(0.18)		(0.22)	(0.24)	(0.34)	(0.54)	(0.07)

Net asset value, end of period	$10.41		$9.42	$8.75	$8.88	$11.05	$10.16

TOTAL RETURN	12.52	%(b)	10.34%	1.70%	(16.89)%	14.47%	2.36	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$562,043		$505,725	$471,190	$489,340	$620,616	$7,505
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.26	%(c)	0.21%	0.44%	0.37%	0.45%	1.38	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.21	%(c)	0.16%	0.05%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	3.01	%(c)	2.47%	3.16%	3.16%	1.99%	2.56	%(c)
Portfolio turnover rate	10	%(b)	21%	48%	26%	13%	8	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on March 31, 2006.
(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended May 31, 2011 and September 30, 2010 were 0.42% and 0.42%, respectively.

†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Managed Allocation Fund ▪ 2011 Annual Report	15

NOTES TO FINANCIAL STATEMENTS

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Fund recently changed its fiscal year end from September 30 to May 31.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statement of Operations. Realized gains and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees, and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the

16	2011 Annual Report ▪ TIAA-CREF Managed Allocation Fund

Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (2007-2011) and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended May 31, 2011, there were no permanent book and tax differences reclassified among the components of the Fund’s net assets.

Trustee compensation: The Fund pays the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the

TIAA-CREF Managed Allocation Fund ▪ 2011 Annual Report	17

NOTES TO FINANCIAL STATEMENTS

security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended May 31, 2011, there were no significant transfers between levels by the Fund.

As of May 31, 2011, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of 0.00% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Under the terms of the Fund’s Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Fund’s Retail Class shares.

Certain affiliated entities may pay Fund expenses on behalf of the Fund. The Fund reimburses the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statement of Assets and Liabilities.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding acquired fund fees and extraordinary expenses) exceeds 0.25% of average daily net assets for the Retirement and Retail Class shares; and 0.00% of average daily net assets for the Institutional Class shares. The expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board.

18	2011 Annual Report ▪ TIAA-CREF Managed Allocation Fund

continued

Note 4—investments

At May 31, 2011, the cost of portfolio investments for federal income tax purposes was $553,997,323. Net unrealized appreciation of portfolio investments for federal income tax purposes was $44,768,799, consisting of gross unrealized appreciation of $50,370,329 and gross unrealized depreciation of $(5,601,530).

Purchases and sales of portfolio securities (other than short-term money market instruments) for the period ended May 31, 2011 were $68,709,426 and $57,830,589, respectively.

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the period ended May 31, 2011 and years ended September 30, 2010 and 2009 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total

5/31/11	$10,088,752	$—	$10,088,752
9/30/10	12,585,587	—	12,585,587
9/30/09	13,508,274	—	13,508,274

As of May 31, 2011, the components of accumulated earnings on a tax basis consisted of $1,366,486 of undistributed ordinary income, $44,768,800 of unrealized appreciation, and $(32,703,925) of capital loss carryovers.

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of capital loss carryovers, and the treatment of short term gain as ordinary income for tax purposes.

At May 31, 2011, the Fund had capital loss carryovers, which will expire as follows:

Date of Expiration

5/31/18	Total

$32,703,925	$32,703,925

For the period ended May 31, 2011, the Fund utilized $13,727,982 of its capital loss carryover available from prior years.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain

TIAA-CREF Managed Allocation Fund ▪ 2011 Annual Report	19

NOTES TO FINANCIAL STATEMENTS	concluded

their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 6—line of credit

The Fund participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the Fund at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended May 31, 2011, there were no borrowings under this credit facility by the Fund.

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Note 8—subsequent event

On June 28, 2011, the unsecured revolving credit facility was renewed and the line of credit amount was increased from $1 billion to $1.5 billion.

20	2011 Annual Report ▪ TIAA-CREF Managed Allocation Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the
TIAA-CREF Managed Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the TIAA-CREF Managed Allocation Fund at May 31, 2011, the results of its operations for each of the periods presented and the changes in net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2011 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 20, 2011

TIAA-CREF Managed Allocation Fund ▪ 2011 Annual Report	21

TRUSTEES AND OFFICERS (UNAUDITED)

TIAA-CREF FUNDS ▪ MAY 31, 2011

Disinterested trustees

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustees

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management), and member of asset allocation portfolio management team, GMO (2003–2005).	70

Director of GMO; Director, The Maine Coast Heritage Trust; Investment Committee Member, Maine Community Foundation, The Butler Conservation Fund, Inc, and the Elmina B. Sewall Foundation. Former Director and member of the Investment Committee of the Boston Athenaeum; Former Director of Appalachian Mountain Club.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc. and of certain funds advised by American Beacon Advisors, Inc.	70

Independent Director, The Lazard Funds Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc., Lazard World Dividend and Income Fund, Inc., and Member of the Board of Managers, Lazard Alternative Strategies Fund, LLC.

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007). Former Chief Operating Officer, DDJ Capital Management (2003–2006).	70	Director, Copper Rock Capital Partners, LLC (investment adviser).

22	2011 Annual Report ▪ TIAA-CREF Managed Allocation Fund

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Former Acting Dean (2009), Vice Dean for Budget (2003–2006), and on the faculty (since 1989) of Harvard Law School.	70	Director, D2D Fund.

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment adviser). Former President and Managing Principal, Windermere Investment Associates (1997–2006).	70	None

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010) of First Eagle Investment Management, LLC. Former Principal, BAM Consulting, LLC (2003–2009). Former Independent Consultant for Merrill Lynch (2003–2009).	70

Director, Prudential plc; Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and the North Shore Land Alliance. Former Director, J. Sainsbury plc; International Advisory Board, British-American Business Council; Scottish and Newcastle plc (brewer); Governor’s Committee on Scholastic Achievement; William T. Grant Foundation; and Federal National Mortgage Association (Fannie Mae).

TIAA-CREF Managed Allocation Fund ▪ 2011 Annual Report	23

TRUSTEES AND OFFICERS (UNAUDITED)	continued

TIAA-CREF FUNDS ▪ MAY 31, 2011

Disinterested trustees — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustees

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	70	Director, NBER and the Alfred P. Sloan Foundation. Former Director, The Jeffrey Company and Jeflion Company (unregistered investment companies).

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee and Chairman of the Board	Indefinite term as Trustee; Chairman for term ending June 30, 2012. Trustee since 1999. Chairman of the Board since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	70	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust. Former Director, M&F Bancorp, Inc.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002). Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (since 2000); Professor, University of Texas at Austin (since 1987).	70

Member of the Governing Council, Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Texas Employee Retirement System. Former Director/Trustee, USAA Mutual Funds.

24	2011 Annual Report ▪ TIAA-CREF Managed Allocation Fund

Executive officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2009.

Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex (since 2009). Former Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009)

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Accounts VA-1 and VA-3. Managing Director, Senior Compliance Officer of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008) and Vice President, Senior Compliance Officer (since 2008) of Teachers Advisors, Inc. (“Advisors”). Former Managing Director/Director of Global Compliance, AIG Global Investment Group (2000–2008).

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2007.

Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007); and Executive Vice President of CREF and TIAA Separate Account VA-1 (since 1997), Executive Vice President, Asset Management (since 2010); Former Executive Vice President, Investments, Research Institute & Strategy (2009–2010); Executive Vice President, Head of Asset Management (2006–2009), and Executive Vice President and Chief Investment Officer (2005) of TIAA. Director of Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors and Manager of Investment Management (since 2004). Former Manager of TIAA Realty Capital Management, LLC (2004–2006), and Chief Investment Officer of TIAA (2004–2006) and the TIAA-CREF Fund Complex (2003–2006). Former Director of TIAA-CREF Life Insurance Company (1997–2006). Former Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006–2008).

TIAA-CREF Managed Allocation Fund ▪ 2011 Annual Report	25

TRUSTEES AND OFFICERS (UNAUDITED)	concluded

TIAA-CREF FUNDS ▪ MAY 31, 2011

Executive officers — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Eugene Flood, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Executive Vice President	One-year term. Executive Vice President since 2011.

Executive Vice President, Diversified Business of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2011). President, Chief Executive Officer and Director, TIAA-CREF Redwood, LLC (“Redwood”) (since 2011). Director, Covariance Capital Management, Inc. (“Covariance”) (since 2011). Director of Kaspick & Company LLC (since 2011). Former President and Chief Executive Officer (2000–2010) and Director (1994–2010) of Smith Breeden Associates, Inc., an investment adviser. Former Trustee of the TIAA-CREF Fund Complex (2005–2011). Dean’s Advisory Committee of the Massachusetts Institute of Technology’s Sloan School of Management (since 2000).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and TIAA Separate Account VA-1 (since 2009). Director of Advisors (since 2008). Former Chief Financial Officer, Van Kampen Funds (2005–2006).

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management of Advisors and Investment Management (since 2009). Former Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Former Senior Managing Director of Advisors and Investment Management (2006–2009). Former Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Former Director, TIAA-CREF Life Insurance Company (2006–2008). Former Director, TPIS, Advisors and Investment Management (2008) and Head of Risk Management of Advisors and Investment Management (2005–2006).

William J. Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/18/48	Senior Vice President and Corporate Secretary	One-year term. Senior Vice President since 2010 and Corporate Secretary since 2008.	Senior Vice President (since 2010) and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2008). Former Deputy General Counsel and Corporate Secretary, Bank of America (2005–2008).

26	2011 Annual Report ▪ TIAA-CREF Managed Allocation Fund

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Human Resources (since 2010, 2005–2007) and Former Executive Vice President, Human Resources, and Corporate Services (2007–2010) of TIAA, and Executive Vice President of the TIAA- CREF Fund Complex (since 2003). Former Director, TIAA-CREF Life Insurance Company (2003–2006).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President and Chief Operating Officer (since 2010) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2008). Former Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), Executive Vice President, Institutional Client Services (2006–2008), Senior Vice President, Pension Products (2003–2006) of TIAA. Director, Covariance (since 2010). Director of TCT Holdings, Inc. (since 2007). Manager (since 2006) and Former Executive Vice President, TIAA-CREF Enterprises, Inc. (2006–2010). Director (since 2006) and Former President and CEO (2006–2010) of Redwood. Former Director of Tuition Financing (2008–2009).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President, Chief Marketing and Communications Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010). Former Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010). Former Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800 223–1200.

TIAA-CREF Managed Allocation Fund ▪ 2011 Annual Report	27

IMPORTANT TAX INFORMATION (UNAUDITED)

For the period ended May 31, 2011, the Fund designates 34.73% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

For the period ended May 31, 2011, the Fund designates 24.24% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2011, which will be reported in conjunction with your 2011 Form 1099-DIV.

By early 2012, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax advisor.

28	2011 Annual Report ▪ TIAA-CREF Managed Allocation Fund

HOW TO REACH US

TIAA-CREF WEBSITE
tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

FOR THE HEARING- OR SPEECH-IMPAIRED
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional or Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

© 2011 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

          PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended May 31, 2011 and September 30, 2010, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $231,161 and $1,556,900, respectively.

4(b) Audit Related Fees.

For the fiscal years ended May 31, 2011 and September 30, 2010, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the year ended December 31, 2010, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0.

4(c) Tax Fees.

For the fiscal years ended May 31, 2011 and September 30, 2010, PwC’s aggregate fees for tax services billed to the Registrant were $142,600 and $495,700, respectively.

For the year ended December 31, 2010, the Tax Fees billed by PwC to the Fund Service Providers was $0.

4(d) All Other Fees.

For the fiscal years ended May 31, 2011 and September 30, 2010, PwC’s aggregate fees for all other services to the Registrant were $0 and $0, respectively.

For the year ended December 31, 2010, the Other Fees billed by PwC to the Fund Service Providers was $0.

4(e)(1) Preapproval Policy.

          The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the

Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

          The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2011 and September 30, 2010 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2011 and September 30, 2010 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2011 and September 30, 2010 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2011 and September 30, 2010 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2011and September 30, 2010 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2011 and September 30, 2010 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended May 31, 2011 and September 30, 2010, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC was $169,303 and $249,330, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)
FIXED INCOME - 39.5%
3,980,708	TIAA-CREF Bond Fund	$42,076,079
52,089	TIAA-CREF Bond Plus Fund	539,645
53,624	TIAA-CREF High-Yield Fund	539,454

	TOTAL FIXED INCOME	43,155,178

INFLATION-PROTECTED ASSETS - 9.9%
940,061	TIAA-CREF Inflation-Linked Bond Fund	10,782,505

	TOTAL INFLATION-PROTECTED ASSETS	10,782,505

INTERNATIONAL EQUITY - 10.2%
225,750	TIAA-CREF Emerging Markets Equity Fund	2,708,995
542,697	TIAA-CREF Enhanced International Equity Index Fund	4,167,913
403,502	TIAA-CREF International Equity Fund	4,188,352

	TOTAL INTERNATIONAL EQUITY	11,065,260

SHORT-TERM FIXED INCOME - 9.9%
1,035,781	TIAA-CREF Short-Term Bond Fund	10,792,838

	TOTAL SHORT-TERM FIXED INCOME	10,792,838

U.S. EQUITY - 30.1%
604,036	TIAA-CREF Enhanced Large-Cap Growth Index Fund	6,064,524
680,853	TIAA-CREF Enhanced Large-Cap Value Index Fund	5,943,849
515,638	TIAA-CREF Growth & Income Fund	5,104,813
549,563	TIAA-CREF Large-Cap Growth Fund	6,072,676
426,449	TIAA-CREF Large-Cap Value Fund	5,953,225
20,240	TIAA-CREF Mid-Cap Growth Fund	432,127
25,072	TIAA-CREF Mid-Cap Value Fund	470,094
173,382	TIAA-CREF Small-Cap Equity Fund	2,756,781

	TOTAL U.S. EQUITY	32,798,089

	TOTAL TIAA-CREF FUNDS	108,593,870

	(Cost $96,873,497)

	TOTAL INVESTMENTS - 99.6%	108,593,870
	(Cost $96,873,497)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	399,581

	NET ASSETS - 100.0%	$108,993,451

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)
FIXED INCOME - 38.6%
22,302,793	TIAA-CREF Bond Fund	$235,740,525
602,500	TIAA-CREF Bond Plus Fund	6,241,903
835,696	TIAA-CREF High-Yield Fund	8,407,104

	TOTAL FIXED INCOME	250,389,532

INFLATION-PROTECTED ASSETS - 6.3%
3,578,846	TIAA-CREF Inflation-Linked Bond Fund	41,049,360

	TOTAL INFLATION-PROTECTED ASSETS	41,049,360

INTERNATIONAL EQUITY - 12.3%
1,422,442	TIAA-CREF Emerging Markets Equity Fund	17,069,308
4,104,910	TIAA-CREF Enhanced International Equity Index Fund	31,525,707
3,061,971	TIAA-CREF International Equity Fund	31,783,263

	TOTAL INTERNATIONAL EQUITY	80,378,278

SHORT-TERM FIXED INCOME - 6.3%
3,928,607	TIAA-CREF Short-Term Bond Fund	40,936,086

	TOTAL SHORT-TERM FIXED INCOME	40,936,086

U.S. EQUITY - 36.2%
4,620,668	TIAA-CREF Enhanced Large-Cap Growth Index Fund	46,391,505
5,172,530	TIAA-CREF Enhanced Large-Cap Value Index Fund	45,156,191
3,574,161	TIAA-CREF Growth & Income Fund	35,384,192
3,773,881	TIAA-CREF Large-Cap Growth Fund	41,701,385
2,947,347	TIAA-CREF Large-Cap Value Fund	41,144,961
141,951	TIAA-CREF Mid-Cap Growth Fund	3,030,646
177,034	TIAA-CREF Mid-Cap Value Fund	3,319,389
1,261,164	TIAA-CREF Small-Cap Equity Fund	20,052,502

	TOTAL U.S. EQUITY	236,180,771

	TOTAL TIAA-CREF FUNDS	648,934,027

	(Cost $585,914,382)

	TOTAL INVESTMENTS - 99.7%	648,934,027
	(Cost $585,914,382)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	2,126,565

	NET ASSETS - 100.0%	$651,060,592

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)
FIXED INCOME - 34.8%
25,656,228	TIAA-CREF Bond Fund	$271,186,333
1,548,891	TIAA-CREF Bond Plus Fund	16,046,513
1,745,836	TIAA-CREF High-Yield Fund	17,563,108

	TOTAL FIXED INCOME	304,795,954

INFLATION-PROTECTED ASSETS - 4.3%
3,292,148	TIAA-CREF Inflation-Linked Bond Fund	37,760,934

	TOTAL INFLATION-PROTECTED ASSETS	37,760,934

INTERNATIONAL EQUITY - 14.2%
2,283,686	TIAA-CREF Emerging Markets Equity Fund	27,404,227
6,273,000	TIAA-CREF Enhanced International Equity Index Fund	48,176,640
4,692,225	TIAA-CREF International Equity Fund	48,705,294

	TOTAL INTERNATIONAL EQUITY	124,286,161

SHORT-TERM FIXED INCOME - 4.3%
3,623,940	TIAA-CREF Short-Term Bond Fund	37,761,458

	TOTAL SHORT-TERM FIXED INCOME	37,761,458

U.S. EQUITY - 42.0%
7,100,580	TIAA-CREF Enhanced Large-Cap Growth Index Fund	71,289,820
7,991,170	TIAA-CREF Enhanced Large-Cap Value Index Fund	69,762,914
5,630,293	TIAA-CREF Growth & Income Fund	55,739,896
5,946,465	TIAA-CREF Large-Cap Growth Fund	65,708,441
4,619,563	TIAA-CREF Large-Cap Value Fund	64,489,100
221,954	TIAA-CREF Mid-Cap Growth Fund	4,738,715
276,622	TIAA-CREF Mid-Cap Value Fund	5,186,663
1,916,999	TIAA-CREF Small-Cap Equity Fund	30,480,280

	TOTAL U.S. EQUITY	367,395,829

	TOTAL TIAA-CREF FUNDS	872,000,336

	(Cost $781,376,903)

	TOTAL INVESTMENTS - 99.6%	872,000,336
	(Cost $781,376,903)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	3,296,383

	NET ASSETS - 100.0%	$875,296,719

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds

3

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)
FIXED INCOME - 30.9%
24,254,255	TIAA-CREF Bond Fund	$256,367,470
3,755,250	TIAA-CREF Bond Plus Fund	38,904,388
2,970,691	TIAA-CREF High-Yield Fund	29,885,156

	TOTAL FIXED INCOME	325,157,014

INFLATION-PROTECTED ASSETS - 2.3%
2,150,038	TIAA-CREF Inflation-Linked Bond Fund	24,660,931

	TOTAL INFLATION-PROTECTED ASSETS	24,660,931

INTERNATIONAL EQUITY - 16.1%
3,161,002	TIAA-CREF Emerging Markets Equity Fund	37,932,020
8,589,052	TIAA-CREF Enhanced International Equity Index Fund	65,963,922
6,423,172	TIAA-CREF International Equity Fund	66,672,523

	TOTAL INTERNATIONAL EQUITY	170,568,465

SHORT-TERM FIXED INCOME - 2.3%
2,367,328	TIAA-CREF Short-Term Bond Fund	24,667,562

	TOTAL SHORT-TERM FIXED INCOME	24,667,562

U.S. EQUITY - 48.1%
9,715,556	TIAA-CREF Enhanced Large-Cap Growth Index Fund	97,544,185
10,927,906	TIAA-CREF Enhanced Large-Cap Value Index Fund	95,400,619
7,819,561	TIAA-CREF Growth & Income Fund	77,413,655
8,258,992	TIAA-CREF Large-Cap Growth Fund	91,261,866
6,422,612	TIAA-CREF Large-Cap Value Fund	89,659,663
307,489	TIAA-CREF Mid-Cap Growth Fund	6,564,883
383,175	TIAA-CREF Mid-Cap Value Fund	7,184,527
2,638,083	TIAA-CREF Small-Cap Equity Fund	41,945,521

	TOTAL U.S. EQUITY	506,974,919

	TOTAL TIAA-CREF FUNDS	1,052,028,891

	(Cost $932,070,487)

	TOTAL INVESTMENTS - 99.7%	1,052,028,891
	(Cost $932,070,487)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	3,665,405

	NET ASSETS - 100.0%	$1,055,694,296

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)
FIXED INCOME - 26.8%
16,316,689	TIAA-CREF Bond Fund	$172,467,400
5,495,608	TIAA-CREF Bond Plus Fund	56,934,495
3,803,496	TIAA-CREF High-Yield Fund	38,263,172

	TOTAL FIXED INCOME	267,665,067

INFLATION-PROTECTED ASSETS - 0.3%
290,810	TIAA-CREF Inflation-Linked Bond Fund	3,335,592

	TOTAL INFLATION-PROTECTED ASSETS	3,335,592

INTERNATIONAL EQUITY - 18.1%
3,435,576	TIAA-CREF Emerging Markets Equity Fund	41,226,907
9,164,766	TIAA-CREF Enhanced International Equity Index Fund	70,385,401
6,769,000	TIAA-CREF International Equity Fund	70,262,223

	TOTAL INTERNATIONAL EQUITY	181,874,531

SHORT-TERM FIXED INCOME - 0.3%
320,133	TIAA-CREF Short-Term Bond Fund	3,335,787

	TOTAL SHORT-TERM FIXED INCOME	3,335,787

U.S. EQUITY - 54.1%
10,286,694	TIAA-CREF Enhanced Large-Cap Growth Index Fund	103,278,406
11,519,493	TIAA-CREF Enhanced Large-Cap Value Index Fund	100,565,172
8,375,216	TIAA-CREF Growth & Income Fund	82,914,637
8,864,915	TIAA-CREF Large-Cap Growth Fund	97,957,314
6,885,484	TIAA-CREF Large-Cap Value Fund	96,121,353
328,965	TIAA-CREF Mid-Cap Growth Fund	7,023,393
409,690	TIAA-CREF Mid-Cap Value Fund	7,681,683
2,821,245	TIAA-CREF Small-Cap Equity Fund	44,857,795

	TOTAL U.S. EQUITY	540,399,753

	TOTAL TIAA-CREF FUNDS	996,610,730

	(Cost $873,828,568)

	TOTAL INVESTMENTS - 99.6%	996,610,730
	(Cost $873,828,568)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	4,135,014

	NET ASSETS - 100.0%	$1,000,745,744

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)
FIXED INCOME - 19.4%
8,882,812	TIAA-CREF Bond Fund	$93,891,322
5,388,509	TIAA-CREF Bond Plus Fund	55,824,948
3,706,338	TIAA-CREF High-Yield Fund	37,285,765

	TOTAL FIXED INCOME	187,002,035

INTERNATIONAL EQUITY - 20.3%
3,706,456	TIAA-CREF Emerging Markets Equity Fund	44,477,469
9,871,070	TIAA-CREF Enhanced International Equity Index Fund	75,809,820
7,367,349	TIAA-CREF International Equity Fund	76,473,084

	TOTAL INTERNATIONAL EQUITY	196,760,373

U.S. EQUITY - 59.9%
10,922,037	TIAA-CREF Enhanced Large-Cap Growth Index Fund	109,657,250
12,245,085	TIAA-CREF Enhanced Large-Cap Value Index Fund	106,899,589
9,057,676	TIAA-CREF Growth & Income Fund	89,670,997
9,591,774	TIAA-CREF Large-Cap Growth Fund	105,989,107
7,450,356	TIAA-CREF Large-Cap Value Fund	104,006,975
355,426	TIAA-CREF Mid-Cap Growth Fund	7,588,348
442,478	TIAA-CREF Mid-Cap Value Fund	8,296,468
3,045,808	TIAA-CREF Small-Cap Equity Fund	48,428,354

	TOTAL U.S. EQUITY	580,537,088

	TOTAL TIAA-CREF FUNDS	964,299,496

	(Cost $831,247,501)

	TOTAL INVESTMENTS - 99.6%	964,299,496
	(Cost $831,247,501)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	3,912,145

	NET ASSETS - 100.0%	$968,211,641

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
 SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)
FIXED INCOME - 11.2%
1,483,352	TIAA-CREF Bond Fund	$15,679,036
5,497,458	TIAA-CREF Bond Plus Fund	56,953,663
3,622,489	TIAA-CREF High-Yield Fund	36,442,244

	TOTAL FIXED INCOME	109,074,943

INTERNATIONAL EQUITY - 22.5%
4,192,505	TIAA-CREF Emerging Markets Equity Fund	50,310,065
10,858,865	TIAA-CREF Enhanced International Equity Index Fund	83,396,080
8,121,267	TIAA-CREF International Equity Fund	84,298,752

	TOTAL INTERNATIONAL EQUITY	218,004,897

U.S. EQUITY - 65.8%
11,856,133	TIAA-CREF Enhanced Large-Cap Growth Index Fund	119,035,580
13,329,591	TIAA-CREF Enhanced Large-Cap Value Index Fund	116,367,325
10,057,823	TIAA-CREF Growth & Income Fund	99,572,444
10,674,908	TIAA-CREF Large-Cap Growth Fund	117,957,728
8,286,948	TIAA-CREF Large-Cap Value Fund	115,685,796
394,409	TIAA-CREF Mid-Cap Growth Fund	8,420,635
490,246	TIAA-CREF Mid-Cap Value Fund	9,192,113
3,377,708	TIAA-CREF Small-Cap Equity Fund	53,705,550

	TOTAL U.S. EQUITY	639,937,171

	TOTAL TIAA-CREF FUNDS	967,017,011

	(Cost $816,614,654)

	TOTAL INVESTMENTS - 99.5%	967,017,011
	(Cost $816,614,654)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	4,963,246

	NET ASSETS - 100.0%	$971,980,257

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)
FIXED INCOME - 9.9%
579,695	TIAA-CREF Bond Fund	$6,127,381
7,921,403	TIAA-CREF Bond Plus Fund	82,065,730
5,235,221	TIAA-CREF High-Yield Fund	52,666,328

	TOTAL FIXED INCOME	140,859,439

INTERNATIONAL EQUITY - 22.7%
6,188,206	TIAA-CREF Emerging Markets Equity Fund	74,258,467
16,096,192	TIAA-CREF Enhanced International Equity Index Fund	123,618,752
11,965,619	TIAA-CREF International Equity Fund	124,203,122

	TOTAL INTERNATIONAL EQUITY	322,080,341

U.S. EQUITY - 66.9%
17,602,383	TIAA-CREF Enhanced Large-Cap Growth Index Fund	176,727,924
19,745,169	TIAA-CREF Enhanced Large-Cap Value Index Fund	172,375,324
14,867,412	TIAA-CREF Growth & Income Fund	147,187,381
15,775,203	TIAA-CREF Large-Cap Growth Fund	174,315,990
12,246,048	TIAA-CREF Large-Cap Value Fund	170,954,829
583,086	TIAA-CREF Mid-Cap Growth Fund	12,448,880
724,959	TIAA-CREF Mid-Cap Value Fund	13,592,982
4,992,387	TIAA-CREF Small-Cap Equity Fund	79,378,958

	TOTAL U.S. EQUITY	946,982,268

	TOTAL TIAA-CREF FUNDS	1,409,922,048

	(Cost $1,178,823,041)

	TOTAL INVESTMENTS - 99.5%	1,409,922,048
	(Cost $1,178,823,041)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	6,599,311

	NET ASSETS - 100.0%	$1,416,521,359

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.1%(a)
FIXED INCOME - 10.0%
70,993	TIAA-CREF Bond Fund	$750,393
1,005,049	TIAA-CREF Bond Plus Fund	10,412,305
706,681	TIAA-CREF High-Yield Fund	7,109,209

	TOTAL FIXED INCOME	18,271,907

INTERNATIONAL EQUITY - 22.4%
839,107	TIAA-CREF Emerging Markets Equity Fund	10,069,278
2,018,944	TIAA-CREF Enhanced International Equity Index Fund	15,505,490
1,500,997	TIAA-CREF International Equity Fund	15,580,354

	TOTAL INTERNATIONAL EQUITY	41,155,122

U.S. EQUITY - 66.7%
2,254,857	TIAA-CREF Enhanced Large-Cap Growth Index Fund	22,638,768
2,543,201	TIAA-CREF Enhanced Large-Cap Value Index Fund	22,202,142
1,925,522	TIAA-CREF Growth & Income Fund	19,062,671
2,049,649	TIAA-CREF Large-Cap Growth Fund	22,648,617
1,591,085	TIAA-CREF Large-Cap Value Fund	22,211,549
75,479	TIAA-CREF Mid-Cap Growth Fund	1,611,482
93,538	TIAA-CREF Mid-Cap Value Fund	1,753,840
646,868	TIAA-CREF Small-Cap Equity Fund	10,285,197

	TOTAL U.S. EQUITY	122,414,266

	TOTAL TIAA-CREF FUNDS	181,841,295

	(Cost $152,758,503)

	TOTAL INVESTMENTS - 99.1%	181,841,295
	(Cost $152,758,503)
	OTHER ASSETS & LIABILITIES, NET - 0.9%	1,730,403

	NET ASSETS - 100.0%	$183,571,698

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.2%(a)
FIXED INCOME - 9.9%
40,641	TIAA-CREF Bond Fund	$429,570
532,579	TIAA-CREF Bond Plus Fund	5,517,519
360,195	TIAA-CREF High-Yield Fund	3,623,566

	TOTAL FIXED INCOME	9,570,655

INTERNATIONAL EQUITY - 22.5%
440,363	TIAA-CREF Emerging Markets Equity Fund	5,284,358
1,058,019	TIAA-CREF Enhanced International Equity Index Fund	8,125,587
786,443	TIAA-CREF International Equity Fund	8,163,279

	TOTAL INTERNATIONAL EQUITY	21,573,224

U.S. EQUITY - 66.8%
1,180,958	TIAA-CREF Enhanced Large-Cap Growth Index Fund	11,856,815
1,331,811	TIAA-CREF Enhanced Large-Cap Value Index Fund	11,626,714
1,008,436	TIAA-CREF Growth & Income Fund	9,983,516
1,073,916	TIAA-CREF Large-Cap Growth Fund	11,866,776
833,408	TIAA-CREF Large-Cap Value Fund	11,634,374
39,585	TIAA-CREF Mid-Cap Growth Fund	845,146
49,007	TIAA-CREF Mid-Cap Value Fund	918,876
338,715	TIAA-CREF Small-Cap Equity Fund	5,385,572

	TOTAL U.S. EQUITY	64,117,789

	TOTAL TIAA-CREF FUNDS	95,261,668

	(Cost $80,687,230)

	TOTAL INVESTMENTS - 99.2%	95,261,668
	(Cost $80,687,230)
	OTHER ASSETS & LIABILITIES, NET - 0.8%	769,534

	NET ASSETS - 100.0%	$96,031,202

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2055 FUND
SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)
FIXED INCOME - 10.1%
57,574	TIAA-CREF Bond Plus Fund	$596,462
39,242	TIAA-CREF High-Yield Fund	394,772

	TOTAL FIXED INCOME	991,234

INTERNATIONAL EQUITY - 22.4%
44,449	TIAA-CREF Emerging Markets Equity Fund	533,393
109,038	TIAA-CREF Enhanced International Equity Index Fund	837,411
80,751	TIAA-CREF International Equity Fund	838,193

	TOTAL INTERNATIONAL EQUITY	2,208,997

U.S. EQUITY - 67.5%
122,641	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,231,310
138,056	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,205,225
104,728	TIAA-CREF Growth & Income Fund	1,036,809
111,032	TIAA-CREF Large-Cap Growth Fund	1,226,905
86,183	TIAA-CREF Large-Cap Value Fund	1,203,114
4,089	TIAA-CREF Mid-Cap Growth Fund	87,301
5,117	TIAA-CREF Mid-Cap Value Fund	95,952
35,146	TIAA-CREF Small-Cap Equity Fund	558,818

	TOTAL U.S. EQUITY	6,645,434

	TOTAL TIAA-CREF FUNDS	9,845,665

	(Cost $10,000,767)

	TOTAL INVESTMENTS - 100.0%	9,845,665
	(Cost $10,000,767)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	292

	NET ASSETS - 100.0%	$9,845,957

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

11

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Participants of the Lifecycle Funds of the TIAA-CREF Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the TIAA-CREF Funds (comprised of the Lifecycle 2010 Fund, Lifecycle 2015 Fund, Lifecycle 2020 Fund, Lifecycle 2025 Fund, Lifecycle 2030 Fund, Lifecycle 2035 Fund, Lifecycle 2040 Fund, Lifecycle 2045 Fund, Lifecycle 2050 Fund, Lifecycle 2055 Fund and Lifecycle Retirement Income Fund, hereinafter referred to as the "Funds") as of May 31, 2011, and for each of the periods presented, and have issued our unqualified report thereon dated July 20, 2011 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Account's schedule of investments in securities (the Schedules) as of May 31, 2011 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Funds' management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
July 20, 2011

12

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 50.1%
461,008	TIAA-CREF Bond Index Fund	$4,826,753

	TOTAL FIXED INCOME	4,826,753

INFLATION-PROTECTED ASSETS - 10.0%
83,689	TIAA-CREF Inflation-Linked Bond Fund	959,918

	TOTAL INFLATION-PROTECTED ASSETS	959,918

INTERNATIONAL EQUITY - 9.8%
20,072	TIAA CREF Emerging Markets Equity Index Fund	242,074
39,726	TIAA-CREF International Equity Index Fund	700,361

	TOTAL INTERNATIONAL EQUITY	942,435

U.S. EQUITY - 29.7%
276,330	TIAA-CREF Equity Index Fund	2,854,489

	TOTAL U.S. EQUITY	2,854,489

	TOTAL TIAA-CREF FUNDS	9,583,595

	(Cost $8,713,488)

	TOTAL INVESTMENTS - 99.6%	9,583,595
	(Cost $8,713,488)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	37,479

	NET ASSETS - 100.0%	$9,621,074

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 44.5%
2,466,534	TIAA-CREF Bond Index Fund	$25,824,608

	TOTAL FIXED INCOME	25,824,608

INFLATION-PROTECTED ASSETS - 6.3%
318,854	TIAA-CREF Inflation-Linked Bond Fund	3,657,260

	TOTAL INFLATION-PROTECTED ASSETS	3,657,260

INTERNATIONAL EQUITY - 12.3%
151,886	TIAA CREF Emerging Markets Equity Index Fund	1,831,743
300,907	TIAA-CREF International Equity Index Fund	5,304,986

	TOTAL INTERNATIONAL EQUITY	7,136,729

U.S. EQUITY - 36.8%
2,067,930	TIAA-CREF Equity Index Fund	21,361,721

	TOTAL U.S. EQUITY	21,361,721

	TOTAL TIAA-CREF FUNDS	57,980,318

	(Cost $52,995,916)

	TOTAL INVESTMENTS - 99.9%	57,980,318
	(Cost $52,995,916)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	54,044

	NET ASSETS - 100.0%	$58,034,362

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 39.3%
3,202,929	TIAA-CREF Bond Index Fund	$33,534,671

	TOTAL FIXED INCOME	33,534,671

INFLATION-PROTECTED ASSETS - 4.3%
322,922	TIAA-CREF Inflation-Linked Bond Fund	3,703,919

	TOTAL INFLATION-PROTECTED ASSETS	3,703,919

INTERNATIONAL EQUITY - 14.0%
254,222	TIAA CREF Emerging Markets Equity Index Fund	3,065,912
503,341	TIAA-CREF International Equity Index Fund	8,873,908

	TOTAL INTERNATIONAL EQUITY	11,939,820

U.S. EQUITY - 42.2%
3,485,912	TIAA-CREF Equity Index Fund	36,009,465

	TOTAL U.S. EQUITY	36,009,465

	TOTAL TIAA-CREF FUNDS	85,187,875

	(Cost $77,197,059)

	TOTAL INVESTMENTS - 99.8%	85,187,875
	(Cost $77,197,059)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	171,487

	NET ASSETS - 100.0%	$85,359,362

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 33.4%
3,396,956	TIAA-CREF Bond Index Fund	$35,566,130

	TOTAL FIXED INCOME	35,566,130

INFLATION-PROTECTED ASSETS - 2.3%
218,010	TIAA-CREF Inflation-Linked Bond Fund	2,500,571

	TOTAL INFLATION-PROTECTED ASSETS	2,500,571

INTERNATIONAL EQUITY - 15.9%
361,261	TIAA CREF Emerging Markets Equity Index Fund	4,356,808
714,970	TIAA-CREF International Equity Index Fund	12,604,917

	TOTAL INTERNATIONAL EQUITY	16,961,725

U.S. EQUITY - 48.2%
4,974,594	TIAA-CREF Equity Index Fund	51,387,556

	TOTAL U.S. EQUITY	51,387,556

	TOTAL TIAA-CREF FUNDS	106,415,982

	(Cost $95,667,626)

	TOTAL INVESTMENTS - 99.8%	106,415,982
	(Cost $95,667,626)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	165,476

	NET ASSETS - 100.0%	$106,581,458

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 27.3%
2,569,344	TIAA-CREF Bond Index Fund	$26,901,027

	TOTAL FIXED INCOME	26,901,027

INFLATION-PROTECTED ASSETS - 0.3%
28,783	TIAA-CREF Inflation-Linked Bond Fund	330,145

	TOTAL INFLATION-PROTECTED ASSETS	330,145

INTERNATIONAL EQUITY - 18.0%
377,254	TIAA CREF Emerging Markets Equity Index Fund	4,549,686
746,875	TIAA-CREF International Equity Index Fund	13,167,414

	TOTAL INTERNATIONAL EQUITY	17,717,100

U.S. EQUITY - 54.1%
5,166,953	TIAA-CREF Equity Index Fund	53,374,627

	TOTAL U.S. EQUITY	53,374,627

	TOTAL TIAA-CREF FUNDS	98,322,899

	(Cost $87,570,655)

	TOTAL INVESTMENTS - 99.7%	98,322,899
	(Cost $87,570,655)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	281,529

	NET ASSETS - 100.0%	$98,604,428

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 19.6%
2,055,715	TIAA-CREF Bond Index Fund	$21,523,332

	TOTAL FIXED INCOME	21,523,332

INTERNATIONAL EQUITY - 20.0%
468,870	TIAA CREF Emerging Markets Equity Index Fund	5,654,574
928,532	TIAA-CREF International Equity Index Fund	16,370,027

	TOTAL INTERNATIONAL EQUITY	22,024,601

U.S. EQUITY - 60.2%
6,409,578	TIAA-CREF Equity Index Fund	66,210,941

	TOTAL U.S. EQUITY	66,210,941

	TOTAL TIAA-CREF FUNDS	109,758,874

	(Cost $96,519,737)

	TOTAL INVESTMENTS - 99.8%	109,758,874
	(Cost $96,519,737)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	221,304

	NET ASSETS - 100.0%	$109,980,178

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 11.5%
1,110,216	TIAA-CREF Bond Index Fund	$11,623,962

	TOTAL FIXED INCOME	11,623,962

INTERNATIONAL EQUITY - 21.9%
470,912	TIAA CREF Emerging Markets Equity Index Fund	5,679,198
932,093	TIAA-CREF International Equity Index Fund	16,432,803

	TOTAL INTERNATIONAL EQUITY	22,112,001

U.S. EQUITY - 66.4%
6,472,841	TIAA-CREF Equity Index Fund	66,864,443

	TOTAL U.S. EQUITY	66,864,443

	TOTAL TIAA-CREF FUNDS	100,600,406

	(Cost $87,379,979)

	TOTAL INVESTMENTS - 99.8%	100,600,406
	(Cost $87,379,979)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	237,998

	NET ASSETS - 100.0%	$100,838,404

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 10.1%
1,284,861	TIAA-CREF Bond Index Fund	$13,452,491

	TOTAL FIXED INCOME	13,452,491

INTERNATIONAL EQUITY - 22.2%
626,811	TIAA CREF Emerging Markets Equity Index Fund	7,559,336
1,240,244	TIAA-CREF International Equity Index Fund	21,865,500

	TOTAL INTERNATIONAL EQUITY	29,424,836

U.S. EQUITY - 67.5%
8,665,443	TIAA-CREF Equity Index Fund	89,514,031

	TOTAL U.S. EQUITY	89,514,031

	TOTAL TIAA-CREF FUNDS	132,391,358

	(Cost $114,073,905)

	TOTAL INVESTMENTS - 99.8%	132,391,358
	(Cost $114,073,905)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	312,263

	NET ASSETS - 100.0%	$132,703,621

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 10.1%
326,144	TIAA-CREF Bond Index Fund	$3,414,731

	TOTAL FIXED INCOME	3,414,731

INTERNATIONAL EQUITY - 22.2%
159,447	TIAA CREF Emerging Markets Equity Index Fund	1,922,936
315,625	TIAA-CREF International Equity Index Fund	5,564,460

	TOTAL INTERNATIONAL EQUITY	7,487,396

U.S. EQUITY - 67.2%
2,184,674	TIAA-CREF Equity Index Fund	22,567,681

	TOTAL U.S. EQUITY	22,567,681

	TOTAL TIAA-CREF FUNDS	33,469,808

	(Cost $29,114,272)

	TOTAL INVESTMENTS - 99.5%	33,469,808
	(Cost $29,114,272)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	175,675

	NET ASSETS - 100.0%	$33,645,483

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 10.0%
216,471	TIAA-CREF Bond Index Fund	$2,266,452

	TOTAL FIXED INCOME	2,266,452

INTERNATIONAL EQUITY - 22.1%
106,461	TIAA CREF Emerging Markets Equity Index Fund	1,283,918
210,649	TIAA-CREF International Equity Index Fund	3,713,740

	TOTAL INTERNATIONAL EQUITY	4,997,658

U.S. EQUITY - 67.3%
1,472,147	TIAA-CREF Equity Index Fund	15,207,276

	TOTAL U.S. EQUITY	15,207,276

	TOTAL TIAA-CREF FUNDS	22,471,386

	(Cost $19,440,506)

	TOTAL INVESTMENTS - 99.4%	22,471,386
	(Cost $19,440,506)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	135,405

	NET ASSETS - 100.0%	$22,606,791

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2055 FUND
SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 10.1%
95,337	TIAA-CREF Bond Index Fund	$998,178

	TOTAL FIXED INCOME	998,178

INTERNATIONAL EQUITY - 22.5%
47,161	TIAA CREF Emerging Markets Equity Index Fund	568,766
93,521	TIAA-CREF International Equity Index Fund	1,648,775

	TOTAL INTERNATIONAL EQUITY	2,217,541

U.S. EQUITY - 67.4%
644,156	TIAA-CREF Equity Index Fund	6,654,130

	TOTAL U.S. EQUITY	6,654,130

	TOTAL TIAA-CREF FUNDS	9,869,849

	(Cost $9,999,830)

	TOTAL INVESTMENTS - 100.0%	9,869,849
	(Cost $9,999,830)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	(4)

	NET ASSETS - 100.0%	$9,869,845

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

11

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Participants of the Lifecycle Index Funds of the TIAA-CREF Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the TIAA-CREF Funds (comprised of the Lifecycle Index 2010 Fund, Lifecycle Index 2015 Fund, Lifecycle Index 2020 Fund, Lifecycle Index 2025 Fund, Lifecycle Index 2030 Fund, Lifecycle Index 2035 Fund, Lifecycle Index 2040 Fund, Lifecycle Index 2045 Fund, Lifecycle Index 2050 Fund, Lifecycle Index 2055 Fund and Lifecycle Index Retirement Income, hereinafter referred to as the "Funds") as of May 31, 2011, and for each of the periods presented, and have issued our unqualified report thereon dated July 20, 2011 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Account's schedule of investments in securities (the Schedules) as of May 31, 2011 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Funds' management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
July 20, 2011

12

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
May 31, 2011

SHARES	COMPANY	VALUE
TIAA-CREF FUNDS - 100.0%(a)
23,407,415	TIAA-CREF Bond Plus Fund	$242,500,817
1,688,189	TIAA-CREF Emerging Markets Equity Fund	20,258,265
4,519,273	TIAA-CREF Enhanced International Equity Index Fund	34,708,015
5,071,277	TIAA-CREF Enhanced Large-Cap Growth Index Fund	50,915,619
5,786,490	TIAA-CREF Enhanced Large-Cap Value Index Fund	50,516,055
4,060,910	TIAA-CREF Growth & Income Fund	40,203,006
3,351,078	TIAA-CREF International Equity Fund	34,784,188
4,328,256	TIAA-CREF Large-Cap Growth Fund	47,827,231
3,357,641	TIAA-CREF Large-Cap Value Fund	46,872,670
159,505	TIAA-CREF Mid-Cap Growth Fund	3,405,425
199,330	TIAA-CREF Mid-Cap Value Fund	3,737,437
1,448,893	TIAA-CREF Small-Cap Equity Fund	23,037,394
	TOTAL TIAA-CREF FUNDS	598,766,122
	(Cost $551,233,766)

	TOTAL INVESTMENTS - 100.0%	598,766,122
	(Cost $551,233,766)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	40,532
	NET ASSETS - 100.0%	$598,806,654

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Participants of the TIAA-CREF Managed Allocation Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the TIAA-CREF Managed Allocation Fund, (hereinafter referred to as the "Fund") as of May 31, 2011, and for each of the periods presented, and have issued our unqualified report thereon dated July 20, 2011 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Account's schedule of investments in securities (the Schedules) as of May 31, 2011 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Fund's management. Our responsibility is to express an opinion on this Schedule based on our audit.

In our opinion, the Schedule referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
July 20, 2011

2

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: July 15, 2011	By:	/s/ Scott C. Evans

Scott C. Evans
President and Principal Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: July 15, 2011	By:	/s/ Scott C. Evans

Scott C. Evans
President and Principal Executive Officer
(principal executive officer)

Dated: July 15, 2011	By:	/s/ Phillip G. Goff

Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification